UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund: BlackRock Series Fund, Inc.
                               BlackRock Balanced Capital Portfolio
                               BlackRock Capital Appreciation Portfolio
                               BlackRock Global Allocation Portfolio
                               BlackRock Government Income Portfolio
                               BlackRock High Income Portfolio
                               BlackRock Large Cap Core Portfolio
                               BlackRock Money Market Portfolio
                               BlackRock Total Return Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 0.7%
Raytheon Co.	79,000	$4,018,730

Airlines — 0.6%
Southwest Airlines Co.	271,000	3,422,730

Auto Components — 0.7%
Autoliv, Inc.	50,000	3,711,500

Automobiles — 0.7%
Harley-Davidson, Inc.	89,000	3,781,610

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	98,000	3,641,680

Biotechnology — 2.5%
Amgen, Inc. (a)	94,000	5,024,300
Biogen Idec, Inc. (a)	56,000	4,109,840
Cephalon, Inc. (a)	63,000	4,774,140

		13,908,280

Capital Markets — 0.8%
Ameriprise Financial, Inc.	62,000	3,786,960
Raymond James Financial, Inc.	9,000	344,160

		4,131,120

Chemicals — 0.4%
Albemarle Corp.	20,000	1,195,400
RPM International, Inc.	44,000	1,044,120

		2,239,520

Commercial Banks — 1.0%
Fifth Third Bancorp	69,000	957,720
KeyCorp	381,000	3,383,280
Popular, Inc. (a)	196,000	570,360
Wells Fargo & Co.	20,000	634,000

		5,545,360

Commercial Services & Supplies — 0.9%
Avery Dennison Corp.	33,000	1,384,680
Pitney Bowes, Inc.	143,000	3,673,670

		5,058,350

Communications Equipment — 1.2%
Motorola Soultions, Inc. (a)	92,000	4,111,480
Tellabs, Inc.	461,000	2,415,640

		6,527,120

Computers & Peripherals — 3.4%
Apple, Inc. (a)	14,000	4,878,300
Dell, Inc. (a)	278,000	4,033,780
QLogic Corp. (a)	117,000	2,170,350
Seagate Technology (a)	269,000	3,873,600
Western Digital Corp. (a)	100,000	3,729,000

		18,685,030

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV	40,000	1,626,400

Consumer Finance — 0.8%
Discover Financial Services, Inc.	172,000	4,148,640

Containers & Packaging — 0.4%
Crown Holdings, Inc. (a)	55,000	2,121,900

Diversified Consumer
Services — 0.6%
ITT Educational Services, Inc. (a)	47,000	3,391,050

Diversified Financial Services — 0.2%
JPMorgan Chase & Co.	28,000	1,290,800

Diversified Telecommunication
Services — 1.5%
AT&T Inc.	31,000	948,600
Qwest Communications International, Inc.	576,000	3,934,080
Verizon Communications, Inc.	82,000	3,160,280

		8,042,960

Electric Utilities — 0.1%
Edison International	20,000	731,800

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	204,000	4,208,520
Ingram Micro, Inc., Class A (a)	11,000	231,330

		4,439,850

Energy Equipment & Services — 0.7%
Nabors Industries Ltd. (a)	126,000	3,827,880

Food & Staples Retailing — 1.4%
The Kroger Co.	165,000	3,955,050
Safeway, Inc.	158,000	3,719,320

		7,674,370

Food Products — 0.6%
Tyson Foods, Inc., Class A	165,000	3,166,350

Gas Utilities — 0.4%
Atmos Energy Corp.	61,000	2,080,100

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	LIBOR	London InterBank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RB	Revenue Bonds
GBP	British Pound	USD	US Dollar
GO	General Obligation Bonds

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services — 4.3%
Aetna, Inc.	107,000	$4,005,010
AmerisourceBergen Corp.	105,000	4,153,800
Cardinal Health, Inc.	93,000	3,825,090
Lincare Holdings, Inc.	99,000	2,936,340
Tenet Healthcare Corp. (a)	502,000	3,739,900
UnitedHealth Group, Inc.	110,000	4,972,000

		23,632,140

Household Durables — 0.1%
Pulte Group, Inc. (a)	111,000	821,400

Household Products — 0.2%
The Procter & Gamble Co.	18,000	1,108,800

IT Services — 1.3%
Amdocs Ltd. (a)	38,000	1,096,300
Convergys Corp. (a)	34,000	488,240
International Business Machines Corp.	12,000	1,956,840
The Western Union Co.	185,000	3,842,450

		7,383,830

Independent Power Producers &
Energy Traders — 0.2%
NRG Energy, Inc. (a)	63,000	1,357,020

Industrial Conglomerates — 0.8%
General Electric Co.	224,000	4,491,200

Insurance — 1.0%
Assurant, Inc.	31,000	1,193,810
Berkshire Hathaway, Inc. (a)	6,000	501,780
Unum Group	140,000	3,675,000

		5,370,590

Internet Software & Services — 0.1%
Google, Inc., Class A (a)	1,000	586,210

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. (a)	84,000	3,761,520
Illumina, Inc. (a)	52,000	3,643,640

		7,405,160

Machinery — 0.2%
Timken Co.	25,000	1,307,500

Media — 4.8%
CBS Corp., Class B	166,000	4,156,640
Comcast Corp., Class A	214,000	5,290,080
DIRECTV, Class A (a)	96,000	4,492,800
DISH Network Corp. (a)	152,000	3,702,720
Gannett Co., Inc.	137,000	2,086,510
Interpublic Group of Cos., Inc.	303,000	3,808,710
Time Warner Cable, Inc.	16,000	1,141,440
Virgin Media, Inc.	55,000	1,528,450

		26,207,350

Metals & Mining — 1.5%
Alcoa, Inc.	242,000	4,271,300
Walter Industries, Inc.	29,000	3,927,470

		8,198,770

Multi-Utilities — 1.0%
Ameren Corp.	124,000	3,480,680
Integrys Energy Group, Inc.	38,000	1,919,380

		5,400,060

Multiline Retail — 0.7%
Macy's, Inc.	161,000	3,905,860

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	19,000	2,041,170
Exxon Mobil Corp.	90,000	7,571,700
Marathon Oil Corp.	86,000	4,584,660
Murphy Oil Corp.	54,000	3,964,680
Sunoco, Inc.	82,000	3,738,380
Tesoro Corp. (a)	145,000	3,890,350
Valero Energy Corp.	132,000	3,936,240

		29,727,180

Paper & Forest Products — 0.3%
MeadWestvaco Corp.	55,000	1,668,150

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	186,000	4,915,980
Eli Lilly & Co.	131,000	4,607,270
Endo Pharmaceuticals Holdings, Inc. (a)	95,000	3,625,200
Forest Laboratories, Inc. (a)	114,000	3,682,200
Johnson & Johnson	24,000	1,422,000
Pfizer, Inc.	38,000	771,780

		19,024,430

Semiconductors & Semiconductor
Equipment — 8.4%
Altera Corp.	94,000	4,137,880
Analog Devices, Inc.	85,000	3,347,300
Applied Materials, Inc.	265,000	4,139,300
Atmel Corp. (a)	276,000	3,761,880
Cypress Semiconductor Corp. (a)	156,000	3,023,280
Intel Corp.	307,000	6,192,190
Lam Research Corp. (a)	70,000	3,966,200
Maxim Integrated Products, Inc.	135,000	3,456,000
National Semiconductor Corp.	241,000	3,455,940
Nvidia Corp. (a)	203,000	3,747,380
ON Semiconductor Corp. (a)	347,000	3,424,890
Teradyne, Inc. (a)	208,000	3,704,480

		46,356,720

Software — 2.5%
Autodesk, Inc. (a)	87,000	3,837,570
CA, Inc.	157,000	3,796,260
Microsoft Corp.	85,000	2,155,600
Symantec Corp. (a)	211,000	3,911,940

		13,701,370

Specialty Retail — 3.4%
Advance Auto Parts, Inc.	53,000	3,477,860
GameStop Corp., Class A (a)	179,000	4,031,080
Limited Brands, Inc.	116,000	3,814,080
Ross Stores, Inc.	51,000	3,627,120
Williams-Sonoma, Inc.	97,000	3,928,500

		18,878,640

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	23,000	1,196,920

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

Tobacco — 1.2%
Philip Morris International, Inc.		103,000	$6,759,890

Wireless Telecommunication
Services — 0.7%
Sprint Nextel Corp. (a)		827,000	3,837,280

Total Common Stocks – 64.5%			355,539,600

Fixed Income Securities

		Par
Asset-Backed Securities		(000)

321 Henderson Receivables I LLC,
Class A (b):
Series 2010-1A, 5.56%, 7/15/59	USD	728	763,386
Series 2010-3A, 3.82%,
12/15/48		491	474,672
ACE Securities Corp., Series 2005-
ASP1, Class M1, 0.94%,
9/25/35 (c)		950	238,876
Bear Stearns Asset-Backed
Securities Trust, Series 2005-4,
Class A, 0.58%, 1/25/36 (c)		26	25,705
Capital One Multi-Asset Execution
Trust, Series 2006-A5, Class A5,
0.28%, 1/15/16 (c)		180	179,326
Carrington Mortgage Loan Trust,
Series 2006-NC5, Class A1,
0.30%, 1/25/37 (c)		317	311,841
Citibank Omni Master Trust (b):
Series 2009-A8, Class A8,
2.32%, 5/16/16 (c)		1,365	1,385,612
Series 2009-A12, Class A12,
3.35%, 8/15/16		320	328,418
Series 2009-A13, Class A13,
5.35%, 8/15/18		445	484,177
Series 2009-A14A, Class A14,
3.01%, 8/15/18 (c)		380	402,420
Ford Credit Floorplan Master Owner
Trust, Series 2006-4, Class B,
0.77%, 6/15/13 (c)		180	179,625
Globaldrive BV, Series 2008-2,
Class A, 4.00%, 10/20/16	EUR	268	382,783
Lehman XS Trust, Series 2005-5N,
Class 3A2, 0.61%, 11/25/35 (c)	USD	496	205,753
Morgan Stanley ABS Capital I,
Series 2005-HE1, Class A2MZ,
0.56%, 12/25/34 (c)		78	71,695
Nelnet Student Loan Trust,
Series 2006-1, Class A5, 0.42%,
8/23/27 (c)		590	557,375
New Century Home Equity Loan
Trust, Series 2005-2,
Class A2MZ, 0.52%, 6/25/35 (c)		231	222,428
RAAC, Series 2005-SP2, Class 2A,
0.55%, 6/25/44 (c)		616	496,407
SLM Student Loan Trust (c):
Series 2003-A, Class A2,
0.75%, 9/15/20		182	174,494
Series 2004-B, Class A2,
0.51%, 6/15/21	USD	305	292,396
Series 2008-5, Class A3, 1.60%,
1/25/18		430	441,874
Series 2008-5, Class A4, 2.00%,
7/25/23		1,410	1,474,170
Series 2010-C, Class A1,
1.87%, 12/15/17 (b)		419	422,094
Santander Consumer Acquired
Receivables Trust (b):
Series 2011-S1A, Class B,
1.66%, 8/15/16		760	759,928
Series 2011-S1A, Class C,
2.01%, 8/15/16		660	659,977
Series 2011-WO, Class C,
3.19%, 10/15/15		316	319,160
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%,
12/15/14		430	430,929
Series 2010-2, Class C, 3.89%,
7/17/17		505	518,727
Series 2010-B, Class B, 2.10%,
9/15/14 (b)		360	360,391
Series 2010-B, Class C, 3.02%,
10/17/16 (b)		380	379,831
Series 2011-S1A, Class B,
1.48%, 5/15/17 (b)		306	305,885
Series 2011-S1A, Class D,
3.10%, 5/15/17 (b)		333	332,752
Scholar Funding Trust,
Series 2011-A, Class A, 1.21%,
10/28/43(b)(c)		320	311,552
Soundview Home Equity Loan
Trust, Series 2005-OPT3,
Class A4, 0.55%, 11/25/35 (c)		1,166	1,121,056
Structured Asset Investment Loan
Trust (c):
Series 2003-BC6, Class M1,
1.00%, 7/25/33		1,103	932,449
Series 2003-BC7, Class M1,
1.37%, 7/25/33		881	713,767
Series 2004-8, Class M4,
1.25%, 9/25/34		111	16,100
Structured Asset Securities Corp.,
Series 2004-23XS, Class 2A1,
0.55%, 1/25/35 (c)		231	172,188

Total Asset-Backed Securities – 3.0%			16,850,219

Corporate Bonds

Auto Components — 0.0%
BorgWarner, Inc., 4.63%, 9/15/20		140	139,943

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		1,223	1,258,034

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Beverages (concluded)
Anheuser-Busch InBev Worldwide, Inc.
(concluded):
5.38%, 1/15/20	USD	195	$209,294

			1,467,328

Capital Markets — 0.8%
CDP Financial, Inc., 3.00%,
11/25/14 (b)		1,095	1,116,170
Credit Suisse AG, 5.40%, 1/14/20		140	141,397
The Goldman Sachs Group, Inc.:
3.70%, 8/01/15		410	413,025
3.63%, 2/07/16		170	168,394
5.38%, 3/15/20		570	578,741
6.00%, 6/15/20		35	36,999
6.25% (d)		190	189,213
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17 (a)(e)		490	49
Morgan Stanley:
2.81%, 5/14/13 (c)		529	547,643
4.20%, 11/20/14		400	412,961
4.00%, 7/24/15		210	213,419
5.63%, 9/23/19		345	352,361

			4,170,372

Chemicals — 0.1%
CF Industries, Inc., 7.13%,
5/01/20		520	590,200
The Dow Chemical Co., 4.25%,
11/15/20		235	224,433

			814,633

Commercial Banks — 2.7%
BNP Paribas Home Loan Covered
Bonds SA, 2.20%, 11/02/15 (b)		1,225	1,177,232
Bank Nederlandse Gemeenten,
1.50%, 3/28/14 (b)		1,385	1,375,634
Bank of Nova Scotia, 1.65%,
10/29/15 (b)		1,740	1,664,115
CIT Group, Inc.:
7.00%, 5/01/17		296	296,072
6.63%, 4/01/18 (b)		163	165,383
Canadian Imperial Bank of
Commerce, 2.75%, 1/27/16 (b)		820	821,048
Corporacion Andina de Fomento,
6.88%, 3/15/12		435	455,849
Discover Bank, 8.70%, 11/18/19		250	299,516
DnB NOR Boligkreditt (b):
2.10%, 10/14/15		2,070	2,003,429
2.90%, 3/29/16		1,455	1,446,241
Eksportfinans ASA:
0.50%, 4/05/13 (c)(f)		365	365,000
2.00%, 9/15/15		1,250	1,222,772
5.50%, 5/25/16		575	645,556
Royal Bank of Canada, 3.13%,
4/14/15 (b)		1,980	2,030,080
Sparebanken 1 Boligkreditt,
1.25%, 10/25/13 (b)		805	796,753

			14,764,680

Construction Materials — 0.0%
Inversiones CMPC SA, 4.75%,
1/19/18 (b)		120	118,072

Consumer Finance — 0.3%
Credit Acceptance Corp., 9.13%,
2/01/17 (b)		580	625,675
Ford Motor Credit Co. LLC, 6.63%,
8/15/17		190	202,778
SLM Corp.:
5.40%, 10/25/11		475	484,632
6.25%, 1/25/16		367	382,597

			1,695,682

Diversified Financial Services — 1.1%
Ally Financial, Inc., 8.00%, 3/15/20		490	533,487
Bank of America Corp.:
3.63%, 3/17/16		170	167,606
5.63%, 7/01/20		295	302,869
Citigroup, Inc.:
4.75%, 5/19/15		190	199,159
4.59%, 12/15/15		320	330,896
5.38%, 8/09/20		240	247,069
General Electric Capital Corp.:
0.40%, 4/10/12 (c)		590	590,554
5.50%, 1/08/20		250	264,505
5.30%, 2/11/21		205	208,212
JPMorgan Chase & Co.:
0.94%, 2/26/13 (c)		345	347,305
2.60%, 1/15/16		350	337,906
3.45%, 3/01/16		180	179,357
4.25%, 10/15/20		95	90,793
JPMorgan Chase Bank NA:
6.00%, 7/05/17		570	626,072
Series BKNT, 6.00%, 10/01/17		530	579,697
Novus USA Trust, 1.56%,
11/18/11 (b)(c)		450	447,927
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (b)		500	528,750

			5,982,164

Diversified Telecommunication
Services — 0.5%
GTE Corp., 6.84%, 4/15/18		293	338,606
Level 3 Financing, Inc.:
8.75%, 2/15/17		50	49,625
10.00%, 2/01/18		100	100,125
9.38%, 4/01/19 (b)		100	96,750
Qwest Communications International, Inc.:
8.00%, 10/01/15		185	204,194
7.13%, 4/01/18		120	129,450
Qwest Corp., 8.38%, 5/01/16		225	267,750
Telefonica Emisiones SAU, 4.95%,
1/15/15		625	659,451
Verizon Communications, Inc.:
6.10%, 4/15/18		127	142,338
8.75%, 11/01/18		491	628,208
6.40%, 2/15/38		313	327,682

			2,944,179

Electric Utilities — 0.2%
Florida Power & Light Co., 5.95%,
2/01/38		325	349,758
Hydro-Quebec, 8.40%, 1/15/22		412	558,402

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15 (b)	USD	140	$144,046

			1,052,206

Energy Equipment & Services — 0.2%
Ensco Plc:
3.25%, 3/15/16		90	89,669
4.70%, 3/15/21		200	198,521
MEG Energy Corp., 6.50%,
3/15/21 (b)		315	320,119
Transocean, Inc., 6.00%, 3/15/18		320	345,496

			953,805

Food Products — 0.1%
Kraft Foods, Inc.:
6.50%, 8/11/17		165	188,158
5.38%, 2/10/20		423	446,581
6.50%, 2/09/40		130	138,851

			773,590

Health Care Equipment &
Supplies — 0.0%
CareFusion Corp., 6.38%, 8/01/19		180	201,211

Health Care Providers & Services — 0.2%
HCA, Inc., 7.25%, 9/15/20		350	374,500
Tenet Healthcare Corp.:
9.00%, 5/01/15		160	176,000
8.88%, 7/01/19		340	387,600

			938,100

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Operating
Co., Inc., 10.00%, 12/15/18		225	205,313

Household Durables — 0.1%
Standard Pacific Corp., 8.38%,
1/15/21 (b)		560	578,900

IT Services — 0.1%
First Data Corp. (b):
7.38%, 6/15/19 (f)		285	289,631
12.63%, 1/15/21		325	352,625

			642,256

Independent Power Producers &
Energy Traders — 0.1%
Energy Future Intermediate Holding
Co. LLC, 10.00%, 12/01/20		515	545,733

Insurance — 1.1%
American International Group, Inc.,
8.18%, 5/15/58 (c)		65	69,956
Hartford Life Global Funding
Trusts, 0.48%, 6/16/14 (c)		1,050	1,021,769
Lincoln National Corp., 7.00%,
6/15/40		180	205,458
Manulife Financial Corp., 3.40%,
9/17/15		400	401,309
MetLife, Inc., 5.88%, 2/06/41		125	126,033
Metropolitan Life Global Funding I (b):
2.88%, 9/17/12		675	688,323
2.50%, 1/11/13		1,440	1,464,748
5.13%, 4/10/13		925	987,120
5.13%, 6/10/14		375	406,422
Teachers Insurance & Annuity
Association of America, 6.85%,
12/16/39 (b)		280	315,707
XL Capital Ltd., Series E, 6.50%,
12/31/49 (c)		100	91,750

			5,778,595

Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%,
1/15/21		75	74,990

Machinery — 0.0%
Navistar International Corp.,
3.00%, 10/15/14 (g)		120	181,200

Media — 1.2%
CBS Corp.:
8.88%, 5/15/19		260	326,483
5.75%, 4/15/20		140	148,072
CCH II LLC, 13.50%, 11/30/16		660	790,350
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		111	121,268
Series B, 9.25%, 12/15/17		578	633,632
Comcast Cable Communications
Holdings, Inc., 9.46%, 11/15/22		100	135,321
Comcast Corp.:
5.88%, 2/15/18		328	361,587
6.45%, 3/15/37		113	115,761
Cox Communications, Inc., 8.38%,
3/01/39 (b)		458	581,363
Discovery Communications LLC,
3.70%, 6/01/15		280	289,257
NBC Universal Media LLC (b):
5.15%, 4/30/20		575	592,623
4.38%, 4/01/21		535	512,204
News America, Inc.:
4.50%, 2/15/21 (b)		345	338,007
6.40%, 12/15/35		280	288,078
6.15%, 2/15/41 (b)		410	406,574
Time Warner Cable, Inc.:
5.00%, 2/01/20		180	181,984
5.88%, 11/15/40		235	220,818
Time Warner, Inc.:
4.70%, 1/15/21		110	109,532
6.10%, 7/15/40		70	68,516
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		295	322,287

			6,543,717

Metals & Mining — 0.1%
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20		125	123,407
4.88%, 4/01/21		140	138,092
Corporacion Nacional del Cobre de
Chile, 3.75%, 11/04/20 (b)		132	123,440

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Novelis, Inc., 8.75%, 12/15/20 (b) USD		365	$401,500

			786,439

Multi-Utilities — 0.0%
Xcel Energy, Inc., 6.50%, 7/01/36		215	238,835

Multiline Retail — 0.1%
Dollar General Corp., 11.88%,
7/15/17 (h)		440	507,100

Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp., 5.95%,
9/15/16		180	195,729
Arch Coal, Inc., 7.25%, 10/01/20		460	493,350
BP Capital Markets Plc:
3.13%, 3/10/12		765	781,813
3.13%, 10/01/15		180	181,006
Chesapeake Energy Corp., 6.63%,
8/15/20		320	340,800
Consol Energy, Inc.:
8.00%, 4/01/17		299	327,405
8.25%, 4/01/20		201	222,859
Enterprise Products Operating LLC,
6.13%, 10/15/39		250	248,825
Kinder Morgan Energy Partners LP,
6.38%, 3/01/41		53	53,457
Marathon Petroluem Corp., 6.50%,
3/01/41 (b)		396	400,104
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		500	515,595
Nexen, Inc., 7.50%, 7/30/39		375	422,259
Peabody Energy Corp., 6.50%,
9/15/20		425	455,812
Petrobras International Finance Co.:
3.88%, 1/27/16		800	805,348
5.88%, 3/01/18		260	275,405
5.75%, 1/20/20		755	778,884
Petrohawk Energy Corp., 7.25%,
8/15/18		459	472,770
Rockies Express Pipeline LLC,
3.90%, 4/15/15 (b)		410	405,930
Valero Energy Corp.:
6.13%, 2/01/20		140	151,420
6.63%, 6/15/37		25	25,199

			7,553,970

Paper & Forest Products — 0.0%
International Paper Co.:
5.30%, 4/01/15		23	24,786
7.30%, 11/15/39		215	240,534

			265,320

Pharmaceuticals — 0.2%
Merck & Co., Inc., 4.00%, 6/30/15		280	298,225
Teva Pharmaceutical Finance LLC,
3.00%, 6/15/15		290	292,835
Wyeth, 6.00%, 2/15/36		250	268,582

			859,642

Real Estate Investment Trusts
(REITs) — 0.1%
Hospitality Properties Trust, 5.63%,
3/15/17		171	177,387
Kimco Realty Corp., 6.88%,
10/01/19		115	134,181
Mack-Cali Realty LP, 7.75%,
8/15/19		125	150,618

			462,186

Real Estate Management &
Development — 0.1%
Realogy Corp., 7.88%, 2/15/19 (b)		313	310,652

Road & Rail — 0.2%
Avis Budget Car Rental LLC,
8.25%, 1/15/19		525	549,938
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		351	355,462

			905,400

Software — 0.1%
Oracle Corp. (b):
3.88%, 7/15/20		165	162,151
5.38%, 7/15/40		175	170,330

			332,481

Thrifts & Mortgage Finance — 0.5%
Cie de Financement Foncier,
2.25%, 3/07/14 (b)		400	399,986
MGIC Investment Corp., 5.38%,
11/01/15		430	403,125
The PMI Group, Inc., 6.00%,
9/15/16		720	558,147
Radian Group, Inc.:
5.63%, 2/15/13		720	711,000
5.38%, 6/15/15		720	639,000

			2,711,258

Tobacco — 0.1%
Philip Morris International, Inc.,
4.50%, 3/26/20		529	543,549

Wireless Telecommunication
Services — 0.4%
Cricket Communications, Inc.,
7.75%, 5/15/16		251	266,687
Crown Castle Towers LLC, 6.11%,
1/15/40 (b)		805	872,502
Intelsat Jackson Holdings SA,
7.25%, 4/01/19 (b)(f)		208	208,260
Sprint Capital Corp., 6.88%,
11/15/28		110	101,475
Vodafone Group Plc, 4.15%,
6/10/14		719	762,255

			2,211,179

Total Corporate Bonds – 12.4%			68,254,680

Foreign Agency Obligations

Hellenic Republic Government
Bond, 4.60%, 9/20/40	EUR	90	68,787
Japan Finance Corp.,
2.00%, 6/24/11	USD	520	521,645

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations		Par (000)	Value

Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	USD	335	$337,405
Mexico Government International Bond:
6.38%, 1/16/13		157	170,737
5.63%, 1/15/17		190	209,570
United Mexican States, Series A,
5.13%, 1/15/20		155	162,130

Total Foreign Agency Obligations – 0.3%			1,470,274

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.6%
Adjustable Rate Mortgage Trust,
Series 2005-7, Class 4A1,
5.40%, 10/25/35 (c)		509	467,630
Arkle Master Issuer Plc,
Series 2010-1A, Class 2A,
1.43%, 5/17/60 (b)(c)		860	858,175
CitiMortgage Alternative Loan
Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37		977	761,192
Countrywide Alternative Loan
Trust, Series 2006-0A21,
Class A1, 0.44%, 3/20/47 (c)		2,295	1,340,579
Countrywide Home Loan Mortgage Pass-
Through Trust:
Series 2006-0A5, Class 2A1,
0.45%, 4/25/46 (c)		249	151,713
Series 2006-0A5, Class 3A1,
0.45%, 4/25/46 (c)		427	278,673
Series 2007-J3, Class A10,
6.00%, 7/25/37		1,162	991,724
Credit Suisse Mortgage Capital
Certificates, Class 2A1 (b)(c):
Series 2011-2R, 4.42%, 7/27/36		867	878,317
Series 2011-5R, 4.74%, 7/27/36		620	532,394
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1,
5.52%, 8/25/35 (c)		195	182,274
Impac Secured Assets CMN Owner
Trust, Series 2004-3, Class 1A4,
0.65%, 11/25/34 (c)		112	107,166
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		75	73,726
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		73	71,731
Residential Accredit Loans, Inc.,
Series 2006-Q02, Class A1,
0.47%, 2/25/46 (c)		320	132,480
Structured Adjustable Rate
Mortgage Loan Trust,
Series 2007-3, Class 2A1, 5.51%,
4/25/37 (c)		1,542	1,110,910
Structured Asset Securities Corp.,
Series 2005-GEL2, Class A,
0.53%, 4/25/35 (c)		77	67,235
Thornburg Mortgage Securities
Trust, Series 2006-5, Class A1,
0.37%, 10/25/46 (c)		895	886,629
WaMu Mortgage Pass-Through
Certificates (c):
Series 2006-AR18, Class 1A1,
5.12%, 1/25/37		814	633,721
Series 2007-0A4, Class 1A,
1.09%, 5/25/47		925	645,613
Wells Fargo Mortgage-Backed Securities
Trust (c):
Series 2005-AR16, Class 7A1,
5.21%, 10/25/35		508	503,301
Series 2006-AR2, Class 2A5,
2.77%, 3/25/36		1,578	1,356,702
Series 2006-AR12, Class 2A1,
5.89%, 9/25/36		319	288,318
Series 2006-AR15, Class A1,
5.37%, 10/25/36		1,408	1,238,183
Series 2006-AR18, Class 2A1,
5.49%, 11/25/36		1,332	1,126,153

			14,684,539

Commercial Mortgage-Backed
Securities — 4.8%
Banc of America Commercial
Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%,
3/11/41 (c)		1,890	1,957,039
Series 2006-4, Class AM,
5.68%, 7/10/46		150	153,522
Series 2006-5, Class AM,
5.45%, 9/10/47		60	59,453
Series 2007-1, Class A4, 5.45%,
1/15/49		420	441,962
Series 2007-2, Class A4, 5.69%,
4/10/49 (c)		410	435,170
Series 2007-3, Class A4, 5.80%,
6/10/49 (b)(c)		520	549,227
Bear Stearns Commercial Mortgage
Securities (c):
Series 2005-PW10, Class AM,
5.45%, 12/11/40		70	72,084
Series 2007-PW17, Class A4,
5.69%, 6/11/50		480	513,269
CS First Boston Mortgage
Securities Corp.,
Series 2002-CP5, Class A1,
4.11%, 12/15/35		428	433,436
Citigroup Commercial Mortgage Trust,
Class A4:
Series 2006-C5, 5.43%,
10/15/49		185	197,614
Series 2008-C7, 6.29%,
12/10/49 (c)		930	1,020,454
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2007-CD4, Class A4,
5.32%, 12/11/49		500	525,540

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed
Securities (continued)
Commercial Mortgage Pass-
Through Certificates,
Series 2004-LB3A, Class A3,
5.09%, 7/10/37 (c)	USD	620	$622,032
Extended Stay America Trust, Series
2010-ESHA (b):
Class A, 2.95%, 11/05/27		1,292	1,270,461
Class C, 4.86%, 11/05/27		525	533,271
Class D, 5.50%, 11/05/27		390	394,459
GMAC Commercial Mortgage
Securities, Inc.:
Series 2004-C3, Class AAB,
4.70%, 12/10/41		1,833	1,899,532
Series 2006-C1, Class AM,
5.29%, 11/10/45 (c)		110	109,179
Greenwich Capital Commercial
Funding Corp.:
Series 2004-GG1, Class A5,
4.88%, 6/10/36		402	404,770
Series 2006-GG7, Class AJ,
6.08%, 7/10/38 (c)		160	154,415
Series 2006-GG7, Class AM,
6.08%, 7/10/38 (c)		170	176,439
Series 2007-GG9, Class A4,
5.44%, 3/10/39		445	471,016
JPMorgan Chase Commercial Mortgage
Securities Corp.:
Series 2001-CIB2, Class A3,
6.43%, 4/15/35		776	779,601
Series 2004-CB8, Class A1A,
4.16%, 1/12/39 (b)		526	531,937
Series 2006-CB14, Class AM,
5.62%, 12/12/44 (c)		180	181,655
Series 2006-LDP8, Class A4,
5.40%, 5/15/45		190	203,680
Series 2007-CB18, Class A3,
5.45%, 6/12/47		465	478,450
Series 2007-CB19, Class A4,
5.93%, 2/12/49 (c)		350	374,822
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A1A,
4.48%, 10/15/29		1,395	1,426,648
Series 2006-C4, Class AM,
6.10%, 6/15/38 (c)		80	85,030
Series 2006-C7, Class AM,
5.38%, 11/15/38		80	81,183
Series 2007-C1, Class A4,
5.42%, 2/15/40		745	791,166
Series 2007-C2, Class A3,
5.43%, 2/15/40		1,225	1,290,807
Series 2007-C6, Class A4,
5.86%, 7/15/40 (c)		425	452,350
Series 2007-C7, Class A3,
5.87%, 9/15/45 (c)		430	460,268
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Series 2007-9, Class A4, 5.70%,
9/12/49		680	712,469
Morgan Stanley Capital I:
Series 1998-WF2, Class G,
6.34%, 7/15/30 (b)(c)		270	281,807
Series 2003-IQ4, Class A2,
4.07%, 5/15/40		1,476	1,520,703
Series 2006-IQ12, Class A4,
5.33%, 12/15/43		740	780,800
RBSCF Trust, Series 2010-RR3,
Class WBTA, 6.10%,
2/16/51 (b)(c)		910	996,705
Wachovia Bank Commercial
Mortgage Trust:
Series 2005-C20, Class A6A,
5.11%, 7/15/42 (c)		1,675	1,735,203
Series 2005-C21, Class A3,
5.38%, 10/15/44 (c)		101	102,937
Series 2006-C28, Class A4,
5.57%, 10/15/48		680	719,278

			26,381,843

Total Non-Agency Mortgage-Backed
Securities – 7.4%			41,066,382

Taxable Municipal Bonds

City of Chicago Illinois, RB, Build
America Bonds, 6.40%, 1/01/40		150	143,994
Metropolitan Transportation
Authority, RB, Build America
Bonds, 7.34%, 11/15/39		395	447,760
New York City Municipal Water Finance
Authority, RB, Second General
Resolution, Series EE:
5.38%, 6/15/43		215	217,006
5.50%, 6/15/43		255	261,926
New York State Dormitory
Authority, RB, Build America
Bonds, 5.63%, 3/15/39		300	293,727
Port Authority of New York & New
Jersey, RB, Consolidated, 159th
Series, 6.04%, 12/01/29		230	234,901
State of California, GO, Various
Purpose, Series 3, 5.45%, 4/01/15		1,450	1,546,324
University of California, RB, Build
America Bonds, 5.95%, 5/15/45		225	203,409

Total Taxable Municipal Bonds – 0.6%			3,349,047

U.S. Government Sponsored
Agency Securities

Agency Obligations — 0.5%
Fannie Mae, 5.25%, 8/01/12		1,050	1,110,619
Federal Home Loan Bank of
Chicago, 5.63%, 6/13/16		450	493,380
Freddie Mac, 3.53%, 9/30/19		455	448,910

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value

Agency Obligations (concluded)
Tennessee Valley Authority, 5.25%,
9/15/39	USD	975	$1,022,572

			3,075,481

Collateralized Mortgage
Obligations — 0.1%
Freddie Mac Mortgage-Backed
Securities, Series 3068,
Class VA, 5.50%, 10/15/16		596	611,114

Federal Deposit Insurance
Corporation Guaranteed — 0.3%
General Electric Capital Corp.:
2.00%, 9/28/12		1,000	1,020,584
2.13%, 12/21/12		410	419,686

			1,440,270

Interest Only Collateralized
Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed
Securities:
Series 2009-106, Class SU,
5.93%, 5/20/37 (c)		1,080	127,522
Series 2010-43, Class JI,
5.00%, 9/20/37		1,238	204,354
Series 2010-107, Class PI,
4.50%, 2/20/36		11	1,575
Series 2010-121, Class IB,
5.00%, 8/20/40		876	161,121
Series 2010-121, Class PI,
4.50%, 2/20/39		5	1,049
Series 2010-165, Class IP,
4.00%, 4/20/38		2,080	377,089

			872,710

Mortgage-Backed Securities — 42.9%
Fannie Mae Mortgage-Backed
Securities:
3.05%, 3/01/41 (c)		299	305,187
3.15%, 3/01/41 (c)		395	402,679
3.32%, 12/01/40 (c)		474	481,332
3.50%, 1/01/26 - 3/01/26		5,501	5,522,800
4.00%, 4/01/26 - 4/15/41		36,152	35,710,652
4.50%, 4/15/26 - 5/15/41		52,518	53,427,904
4.82%, 8/01/38 (c)		801	848,465
5.00%, 4/15/26 - 5/15/41		39,705	41,508,884
5.50%, 4/15/26 - 5/15/41 (i)		39,536	42,392,515
6.00%, 12/01/27 - 4/15/41		17,025	18,530,890
6.50%, 4/15/41		3,500	3,922,733
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (c)(j)		400	408,058
4.50%, 12/01/40 - 4/01/41 (j)		11,696	11,892,921
5.00%, 7/01/35 - 4/15/41 (j)		19,591	20,506,192
5.50%, 4/15/26 - 4/15/41		200	214,593
6.00%, 1/01/34 (j)		510	559,549
Ginnie Mae Mortgage-Backed
Securities, 7.50%, 3/15/32		10	11,541

			236,646,895

Total U.S. Government Sponsored
Agency Securities – 44.0%			242,646,470

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 5/15/21		1,810	2,536,263
8.13%, 8/15/21		490	688,603
6.25%, 8/15/23		1,800	2,235,375
3.50%, 2/15/39 (i)(k)		3,635	3,047,722
4.38%, 5/15/40 (k)		334	326,538
3.88%, 8/15/40 (k)		440	393,731
4.25%, 11/15/40 (k)		2,155	2,061,055
4.75%, 2/15/41 (k)		4,460	4,635,612
U.S. Treasury Notes:
0.75%, 3/31/13 (k)		5,805	5,800,472
0.50%, 10/15/13 (k)(l)		1,590	1,568,262
1.25%, 3/15/14 (k)(l)		655	654,797
2.13%, 2/29/16		13,935	13,891,453
2.75%, 2/28/18		1,310	1,300,073
2.63%, 8/15/20		570	534,731
3.63%, 2/15/21		5,820	5,902,755

Total U.S. Treasury Obligations – 8.3%			45,577,442

Total Fixed Income Securities – 76.0%			419,214,514

Preferred Securities

Capital Trusts

Capital Markets — 0.2%
Credit Suisse Guernsey Ltd.,
5.86% (c)(d)		424	411,280
Goldman Sachs Capital II,
5.79% (c)(d)		415	357,937
Lehman Brothers Holdings Capital
Trust VII, 5.86% (a)(d)(e)		130	13
State Street Capital Trust IV, 1.31%,
6/01/67 (c)		40	33,006

			802,236

Commercial Banks — 0.0%
ABN AMRO North America Holding
Preferred Capital Repackaging
Trust I, 6.52% (b)(c)(d)		90	85,950
Fifth Third Capital Trust IV, 6.50%,
4/15/67 (c)		65	63,294
Wachovia Capital Trust III, 5.57%,
8/29/49 (c)		30	27,525

			176,769

Diversified Financial Services — 0.2%
JPMorgan Chase & Co.,
7.90%, (c)(d)		795	869,817

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value

Diversified Financial Services (concluded)
JPMorgan Chase Capital XXIII,
1.31%, 5/15/77 (c)	USD	40	$33,108

			902,925

Insurance — 0.0%
Genworth Financial, Inc., 6.15%,
11/15/66 (c)		45	35,550
Liberty Mutual Group, Inc.,
10.75%, 6/15/88 (b)(c)		45	58,500
Swiss Re Capital I LP,
6.85% (b)(c)(d)		70	68,498

			162,548

Total Capital Trusts – 0.4%			2,044,478

Preferred Stocks		Shares

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25% (a)		10,000	17,000
Freddie Mac, Series Z, 8.38% (a)		10,000	17,000

Total Preferred Stocks – 0.0%			34,000

Trust Preferreds

Commercial Banks — 0.0%
SunTrust Capital VIII, 6.10%,
12/15/36 (c)		30,000	29,250

Total Trust Preferreds – 0.0%			29,250

Total Preferred Securities – 0.4%			2,107,728

Total Long-Term Investments
(Cost – $725,064,804) – 140.9%			776,861,842

Short-Term Securities		Par (000)

Borrowed Bonds Agreements — 0.0%
Deutsche Bank, 0.21%, 4/15/11	USD	48	48,313

Total Short-Term Securities
(Cost – $48,313) – 0.0%			48,313

Options Purchased		Contracts

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note:
Strike Price USD 119.5, Expires 4/01/11		5	1,263
Strike Price USD 120.00,
Expires 5/20/11		66	52,594

			53,857

Exchange-Traded Put Options — 0.0%
10-Year U.S. Treasury Note,
Strike Price USD 119.5, Expires
4/01/11		5	2,356
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 98.25, Expires
9/16/11		224	142,800
Strike Price USD 98.50, Expires
9/16/11		92	81,650

			226,806

		Notional Amount (000)

Over-the-Counter Call Swaptions — 0.3%
Receive a fixed rate of 3.86% and pay
a floating rate based on 3-month
LIBOR, Expires 5/19/11, Broker
JPMorgan Chase Bank NA	USD	6,300	161,991
Receive a fixed rate of 3.76% and pay
a floating rate based on 3-month
LIBOR, Expires 9/26/11, Broker
Royal Bank of Scotland Plc		2,700	65,012
Receive a fixed rate of 4.38% and pay
a floating rate based on 3-month
LIBOR, Expires 10/24/11, Broker
Citibank NA		1,600	92,077
Receive a fixed rate of 3.12% and pay
a floating rate based on 3-month
LIBOR, Expires 11/08/11, Broker
Deutsche Bank AG		1,500	9,844
Receive a fixed rate of 3.54% and pay
a floating rate based on 3-month
LIBOR, Expires 12/01/11, Broker
Citibank NA		3,300	55,073
Receive a fixed rate of 3.63% and pay
a floating rate based on 3-month
LIBOR, Expires 12/02/11, Broker
Deutsche Bank AG		1,600	31,669
Receive a fixed rate of 3.99% and pay
a floating rate based on 3-month
LIBOR, Expires 1/12/12, Broker
UBS AG		900	30,928
Receive a fixed rate of 1.76% and pay
a floating rate based on 3-month
LIBOR, Expires 1/26/12, Broker
Deutsche Bank AG		5,100	32,003
Receive a fixed rate of 4.29% and pay
a floating rate based on 3-month
LIBOR, Expires 2/06/12, Broker
UBS AG		1,200	59,144

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Call Swaptions
(concluded)
Receive a fixed rate of 4.33% and pay
a floating rate based on 3-month
LIBOR, Expires 2/07/12, Broker
Goldman Sachs Bank USA	USD	1,000	$51,455
Receive a fixed rate of 4.07% and pay
a floating rate based on 3-month
LIBOR, Expires 3/29/12, Broker
Royal Bank of Scotland Plc		1,500	56,552
Receive a fixed rate of 4.39% and pay
a floating rate based on 3-month
LIBOR, Expires 5/08/12, Broker
Citibank NA		1,400	73,414
Receive a fixed rate of 3.89% and pay
a floating rate based on 3-month
LIBOR, Expires 7/09/12, Broker
Goldman Sachs Bank USA		2,300	68,017
Receive a fixed rate of 3.93% and pay
a floating rate based on 3-month
LIBOR, Expires 7/16/12, Broker
Goldman Sachs Bank USA		2,200	68,192
Receive a fixed rate of 3.70% and pay
a floating rate based on 3-month
LIBOR, Expires 8/03/12, Broker
Credit Suisse International		2,400	56,332
Receive a fixed rate of 3.30% and pay
a floating rate based on 3-month
LIBOR, Expires 10/22/12, Broker
JPMorgan Chase Bank NA		2,000	27,724
Receive a fixed rate of 3.46% and pay
a floating rate based on 3-month
LIBOR, Expires 10/22/12, Broker
UBS AG		5,000	85,992
Receive a fixed rate of 3.88% and pay
a floating rate based on 3-month
LIBOR, Expires 10/28/13, Broker
Deutsche Bank AG		1,100	31,913
Receive a fixed rate of 5.20% and pay
a floating rate based on 3-month
LIBOR, Expires 4/28/15, Broker
Citibank NA		5,500	399,086

			1,456,418

Over-the-Counter Put Swaptions — 0.4%
Pay a fixed rate of 3.86% and receive a
floating rate based on 3-month
LIBOR, Expires 5/19/11, Broker
JPMorgan Chase Bank NA		6,300	37,212
Pay a fixed rate of 4.15% and receive a
floating rate based on 3-month
LIBOR, Expires 5/24/11, Broker
JPMorgan Chase Bank NA		5,100	10,032
Pay a fixed rate of 3.76% and receive a
floating rate based on 3-month
LIBOR, Expires 9/26/11, Broker
Royal Bank of Scotland Plc		2,700	75,099
Pay a fixed rate of 4.38% and receive a
floating rate based on 3-month
LIBOR, Expires 10/24/11, Broker
Citibank NA		1,600	19,343
Pay a fixed rate of 3.12% and receive a
floating rate based on 3-month
LIBOR, Expires 11/08/11, Broker
Deutsche Bank AG		1,500	104,895
Pay a fixed rate of 3.54% and receive a
floating rate based on 3-month
LIBOR, Expires 12/01/11, Broker
Citibank NA		3,300	156,590
Pay a fixed rate of 3.63% and receive a
floating rate based on 3-month
LIBOR, Expires 12/02/11, Broker
Deutsche Bank AG		1,600	68,202
Pay a fixed rate of 3.99% and receive a
floating rate based on 3-month
LIBOR, Expires 1/12/12, Broker
UBS AG		900	28,575
Pay a fixed rate of 1.76% and receive a
floating rate based on 3-month
LIBOR, Expires 1/26/12, Broker
Deutsche Bank AG		5,100	41,436
Pay a fixed rate of 2.50% and receive a
floating rate based on 3-month
LIBOR, Expires 1/26/12, Broker
Deutsche Bank AG		2,500	10,221
Pay a fixed rate of 4.29% and receive a
floating rate based on 3-month
LIBOR, Expires 2/06/12, Broker
UBS AG		1,200	28,890
Pay a fixed rate of 4.33% and receive a
floating rate based on 3-month
LIBOR, Expires 2/07/12, Broker
UBS AG		1,000	23,012
Pay a fixed rate of 4.07% and receive a
floating rate based on 3-month
LIBOR, Expires 3/29/12, Broker
Royal Bank of Scotland Plc		1,500	55,255
Pay a fixed rate of 4.39% and receive a
floating rate based on 3-month
LIBOR, Expires 5/08/12, Broker
Citibank NA		1,400	41,409
Pay a fixed rate of 3.89% and receive a
floating rate based on 3-month
LIBOR, Expires 7/09/12, Broker
Goldman Sachs Bank USA		2,300	126,116
Pay a fixed rate of 3.93% and receive a
floating rate based on 3-month
LIBOR, Expires 7/16/12, Broker
Goldman Sachs Bank USA		2,200	118,053
Pay a fixed rate of 3.70% and receive a
floating rate based on 3-month
LIBOR, Expires 8/03/12, Broker
Credit Suisse International		2,400	159,314
Pay a fixed rate of 3.30% and receive a
floating rate based on 3-month
LIBOR, Expires 10/22/12, Broker
JPMorgan Chase Bank NA		2,000	192,997
Pay a fixed rate of 3.46% and receive a
floating rate based on 3-month
LIBOR, Expires 10/22/12, Broker
UBS AG		5,000	436,181

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Put Swaptions
(concluded)
Pay a fixed rate of 3.88% and receive a
floating rate based on 3-month
LIBOR, Expires 10/28/13, Broker
Deutsche Bank AG	USD	1,100	$98,971
Pay a fixed rate of 5.20% and receive a
floating rate based on 3-month
LIBOR, Expires 4/28/15, Broker
Citibank NA		5,500	315,487

			2,147,290

Total Options Purchased
(Cost – $4,436,223 – 0.7%			3,884,371

Total Investments Before TBA Sale
Commitments and Outstanding Options
Written

(Cost – $729,549,340*) – 141.6%			780,794,526

TBA Sale Commitments (j)		Par (000)

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/26 - 3/01/26		5,100	(5,112,750)
4.00%, 4/01/26 - 4/15/41		25,400	(24,979,325)
4.50%, 4/15/26 - 5/15/41		24,600	(25,034,338)
5.00%, 4/15/26 - 5/15/41		25,600	(26,772,789)
5.50%, 4/15/26 - 5/15/41		24,600	(26,297,562)
6.00%, 12/01/27 - 4/15/41		11,000	(11,962,500)
Freddie Mac Mortgage-Backed Securities:
4.50%, 12/01/40 - 4/01/41		11,600	(11,763,548)
5.00%, 7/01/35 - 4/15/41		20,100	(20,944,989)

Total TBA Sale Commitments
(Proceeds – $152,727,715) – (27.7)%			(152,867,801)

Options Written		Contracts

Exchange-Traded Call Options — (0.0)%
10-Year U.S. Treasury Note:
Strike Price USD 121.00,
Expires 5/20/11		66	(31,969)
Strike Price USD 122.00,
Expires 5/20/11		66	(17,531)

			(49,500)

Exchange-Traded Put Options — (0.0)%
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 97.75,
Expires 9/16/11		224	(70,000)
Strike Price USD 98.00,
Expires 9/16/11		92	(41,400)

			(111,400)

Over-the-Counter Call Swaptions — (0.5)%
Pay a fixed rate of 4.06% and receive a
floating rate based on 3-month
LIBOR, Expires 5/12/11, Broker
Royal Bank of Scotland Plc		4,100	(165,556)
Pay a fixed rate of 4.06% and receive a
floating rate based on 3-month
LIBOR, Expires 5/13/11, Broker
BNP Paribas SA		2,100	(84,355)
Pay a fixed rate of 3.83% and receive a
floating rate based on 3-month
LIBOR, Expires 12/12/11, Broker
JPMorgan Chase Bank NA		1,200	(32,810)
Pay a fixed rate of 3.85% and receive a
floating rate based on 3-month
LIBOR, Expires 12/12/11, Broker
UBS AG		400	(11,407)
Pay a fixed rate of 4.00% and receive a
floating rate based on 3-month
LIBOR, Expires 1/05/12, Broker
JPMorgan Chase Bank NA		1,900	(66,335)
Pay a fixed rate of 4.01% and receive a
floating rate based on 3-month
LIBOR, Expires 2/02/12, Broker
Deutsche Bank AG		1,500	(52,846)
Pay a fixed rate of 4.02% and receive a
floating rate based on 3-month
LIBOR, Expires 2/02/12, Broker
UBS AG		2,000	(71,374)
Pay a fixed rate of 2.08% and receive a
floating rate based on 3-month
LIBOR, Expires 2/07/12, Broker
Goldman Sachs Bank USA		4,600	(46,575)
Pay a fixed rate of 3.90% and receive a
floating rate based on 3-month
LIBOR, Expires 3/19/12, Broker
UBS AG		3,000	(91,087)
Pay a fixed rate of 3.94% and receive a
floating rate based on 3-month
LIBOR, Expires 3/21/12, Broker
UBS AG		2,000	(64,155)
Pay a fixed rate of 4.02% and receive a
floating rate based on 3-month
LIBOR, Expires 3/26/12, Broker
UBS AG		1,300	(45,869)
Pay a fixed rate of 4.14% and receive a
floating rate based on 3-month
LIBOR, Expires 6/15/12, Broker
Deutsche Bank AG		2,200	(87,527)
Pay a fixed rate of 4.05% and receive a
floating rate based on 3-month
LIBOR, Expires 6/18/12, Broker
Deutsche Bank AG		2,100	(75,679)

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Call Swaptions
(concluded)
Pay a fixed rate of 3.86% and receive a
floating rate based on 3-month
LIBOR, Expires 11/23/12, Broker
Deutsche Bank AG	USD	2,400	$(67,696)
Pay a fixed rate of 3.77% and receive a
floating rate based on 3-month
LIBOR, Expires 11/23/12, Broker
UBS AG		1,700	(43,628)
Pay a fixed rate of 4.03% and receive a
floating rate based on 3-month
LIBOR, Expires 12/06/12, Broker
UBS AG		1,000	(34,068)
Pay a fixed rate of 4.52% and receive a
floating rate based on 3-month
LIBOR, Expires 3/01/13, Broker
UBS AG		1,200	(63,467)
Pay a fixed rate of 4.90% and receive a
floating rate based on 3-month
LIBOR, Expires 3/04/13, Broker
Deutsche Bank AG		2,900	(205,397)
Pay a fixed rate of 4.92% and receive a
floating rate based on 3-month
LIBOR, Expires 3/05/13, Broker
Deutsche Bank AG		4,000	(288,359)
Pay a fixed rate of 5.00% and receive a
floating rate based on 3-month
LIBOR, Expires 4/22/13, Broker
JPMorgan Chase Bank NA		3,600	(270,049)
Pay a fixed rate of 4.32% and receive a
floating rate based on 3-month
LIBOR, Expires 5/28/13, Broker
Royal Bank of Scotland Plc		3,300	(143,898)
Pay a fixed rate of 4.07% and receive a
floating rate based on 3-month
LIBOR, Expires 7/08/13, Broker
Deutsche Bank AG		900	(31,280)
Pay a fixed rate of 3.44% and receive a
floating rate based on 6-month
EURIBOR, Expires 10/21/13,
Broker Deutsche Bank AG	EUR	700	(18,181)
Pay a fixed rate of 4.76% and receive a
floating rate based on 3-month
LIBOR, Expires 1/27/14, Broker
Royal Bank of Scotland Plc	USD	600	(35,477)
Pay a fixed rate of 5.11% and receive a
floating rate based on 3-month
LIBOR, Expires 2/10/14, Broker
Citibank NA		2,100	(155,278)
Pay a fixed rate of 5.07% and receive a
floating rate based on 3-month
LIBOR, Expires 2/10/14, Broker
Deutsche Bank AG		1,900	(137,409)
Pay a fixed rate of 4.89% and receive a
floating rate based on 3-month
LIBOR, Expires 12/03/14, Broker
Deutsche Bank AG		1,600	(97,998)

			(2,487,760)

Over-the-Counter Put Swaptions — (0.4)%
Receive a fixed rate of 2.15% and pay
a floating rate based on 3-month
LIBOR, Expires 4/26/11, Broker
Deutsche Bank AG		1,900	(31,563)
Receive a fixed rate of 4.06% and pay
a floating rate based on 3-month
LIBOR, Expires 5/12/11, Broker
Royal Bank of Scotland Plc		4,100	(7,501)
Receive a fixed rate of 4.06% and pay
a floating rate based on 3-month
LIBOR, Expires 5/13/11, Broker
BNP Paribas SA		2,100	(4,067)
Receive a fixed rate of 3.83% and pay
a floating rate based on 3-month
LIBOR, Expires 12/12/11, Broker
JPMorgan Chase Bank NA		1,200	(41,597)
Receive a fixed rate of 3.85% and pay
a floating rate based on 3-month
LIBOR, Expires 12/12/11, Broker
UBS AG		400	(13,392)
Receive a fixed rate of 4.00% and pay
a floating rate based on 3-month
LIBOR, Expires 1/05/12, Broker
JPMorgan Chase Bank NA		1,900	(57,997)
Receive a fixed rate of 4.01% and pay
a floating rate based on 3-month
LIBOR, Expires 2/02/12, Broker
Deutsche Bank AG		1,500	(49,892)
Receive a fixed rate of 4.02% and pay
a floating rate based on 3-month
LIBOR, Expires 2/02/12, Broker
UBS AG		2,000	(65,759)
Receive a fixed rate of 2.08% and pay
a floating rate based on 3-month
LIBOR, Expires 2/07/12, Broker
Goldman Sachs Bank USA		4,600	(29,149)
Receive a fixed rate of 3.90% and pay
a floating rate based on 3-month
LIBOR, Expires 3/19/12, Broker
UBS AG		3,000	(128,483)
Receive a fixed rate of 3.94% and pay
a floating rate based on 3-month
LIBOR, Expires 3/21/12, Broker
UBS AG		2,000	(82,458)
Receive a fixed rate of 4.02% and pay
a floating rate based on 3-month
LIBOR, Expires 3/26/12, Broker
UBS AG		1,300	(50,218)
Receive a fixed rate of 4.14% and pay
a floating rate based on 3-month
LIBOR, Expires 6/15/12, Broker
Deutsche Bank AG		2,200	(91,979)
Receive a fixed rate of 4.05% and pay
a floating rate based on 3-month
LIBOR, Expires 6/18/12, Broker
Deutsche Bank AG		2,100	(95,702)
Receive a fixed rate of 3.86% and pay
a floating rate based on 3-month
LIBOR, Expires 11/23/12, Broker
Deutsche Bank AG		2,400	(164,750)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Put Swaptions
(continued)
Receive a fixed rate of 3.77% and pay
a floating rate based on 3-month
LIBOR, Expires 11/23/12, Broker
UBS AG	USD	1,700	$(123,731)
Receive a fixed rate of 4.03% and pay
a floating rate based on 3-month
LIBOR, Expires 12/06/12, Broker
UBS AG		1,000	(61,485)
Receive a fixed rate of 4.52% and pay
a floating rate based on 3-month
LIBOR, Expires 3/01/13, Broker
UBS AG		1,200	(57,393)
Receive a fixed rate of 4.90% and pay
a floating rate based on 3-month
LIBOR, Expires 3/04/13, Broker
Deutsche Bank AG		2,900	(103,945)
Receive a fixed rate of 4.92% and pay
a floating rate based on 3-month
LIBOR, Expires 3/05/13, Broker
Deutsche Bank AG		4,000	(140,762)
Receive a fixed rate of 5.00% and pay
a floating rate based on 3-month
LIBOR, Expires 4/22/13, Broker
JPMorgan Chase Bank NA		3,600	(128,276)
Receive a fixed rate of 4.32% and pay
a floating rate based on 3-month
LIBOR, Expires 5/28/13, Broker
Royal Bank of Scotland Plc		3,300	(202,195)
Receive a fixed rate of 4.07% and pay
a floating rate based on 3-month
LIBOR, Expires 7/08/13, Broker
Deutsche Bank AG		900	(67,045)
Receive a fixed rate of 3.44% and pay
a floating rate based on 6-month
EURIBOR, Expires 10/21/13,
Broker Deutsche
Bank AG		700	(76,928)
Receive a fixed rate of 4.76% and pay
a floating rate based on 3-month
LIBOR, Expires 1/27/14, Broker
Royal Bank of Scotland Plc		600	(34,185)
Receive a fixed rate of 5.11% and pay
a floating rate based on 3-month
LIBOR, Expires 2/10/14, Broker
Citibank NA		2,100	(97,466)
Receive a fixed rate of 5.07% and pay
a floating rate based on 3-month
LIBOR, Expires 2/10/14, Broker
Deutsche Bank AG		1,900	(90,195)
Receive a fixed rate of 4.89% and pay
a floating rate based on 3-month
LIBOR, Expires 12/03/14, Broker
Deutsche Bank AG		1,600	(102,279)
Receive a fixed rate of 4.47% and pay
a floating rate based on 3-month
LIBOR, Expires 8/05/15, Broker
JPMorgan Chase Bank NA		4,000	(181,676)

			(2,382,068)

Total Options Written
(Premiums Received – $5,588,102) – (0.9)%			(5,030,728)

Total Investments, Net of TBA Sale Commitments
and Options Written – 113.0%			622,895,997

Liabilities in Excess of Other Assets – (13.0)%			(71,610,767)

Net Assets – 100.0%			$551,285,230

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$733,009,342

Gross unrealized appreciation	$60,684,944
Gross unrealized depreciation	(12,899,760)

Net unrealized appreciation	$47,785,184

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

	Market	Unrealized
Counterparty	Value	Appreciation

Barclays Capital Plc.	$208,260	$260
Citigroup Global Markets	$289,631	$3,038
Goldman Sachs Bank USA	$365,000	$—

(g)	Convertible security.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	All or a portion of security has been pledged as collateral in connection with swaps.
(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$7,540,000	$28,281
Bank of America NA	$1,017,656	$4,219
Citigroup Global Markets, Inc.	$(1,548,083)	$(16,942)
Conversion	$(2,242,191)	$12,282
Credit Suisse Securities (USA) LLC	$(8,016,336)	$(59,817)
Deutsche Bank AG	$(17,778,523)	$(35,574)
Goldman Sachs Bank USA	$(5,932,354)	$(54,159)
Greenwich Financial Services	$3,765,327	$17,343
JPMorgan Chase Bank NA	$24,329,881	$150,920
Morgan Stanley Capital Services, Inc.	$551,884	$(8,597)
Nomura Securities International, Inc.	$14,047,256	$37,975
UBS Securities	$3,194,953	$12,343
Wells Fargo Bank, NA	$(2,141,048)	$16,808

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

(k)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held at December 31, 2010		Shares Held at March
		Net Activity
Affiliate			31, 2011	Income

BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	1,381,817	(1,381,817)	—	$931

•	Reverse repurchase agreements outstanding as of March 31, 2011 were as follows:

					Net
		Interest	Trade	Maturity	Closing
	Counterparty	Rate	Date	Date	Amount	Face Amount

	Merrill Lynch & Co., Inc.	0.28%	11/01/10	Open	$1,001,486	$1,000,312
	Merrill Lynch & Co., Inc.	0.23%	12/13/10	Open	2,873,969	2,871,969
	Credit Suisse	0.01%	3/31/11	4/01/11	4,727,701	4,727,700
	Securities LLC
	Credit Suisse	0.13%	3/31/11	4/01/11	1,200,154	1,200,150
	Securities LLC
	Credit Suisse	0.14%	3/31/11	4/01/11	1,305,093	1,305,087
	Securities LLC
	Credit Suisse	0.16%	3/31/11	4/01/11	5,212,548	5,212,525
	Securities LLC
	Deutsche Bank AG	0.00%	3/31/11	4/01/11	15,280,000	15,280,000
	Merrill Lynch & Co., Inc.	0.17%	3/31/11	4/01/11	5,797,771	5,797,744
	Merrill Lynch & Co., Inc.	(0.12)%	3/31/11	4/01/11	464,998	465,000
	Deutsche Bank AG	0.21%	3/14/11	4/15/11	3,642,324	3,641,942
	Deutsche Bank AG	0.20%	3/15/11	4/15/11	544,401	544,350
	Deutsche Bank AG	0.20%	3/23/11	4/15/11	2,272,614	2,272,500

	Total				$44,323,059	$44,319,279

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

						Unrealized Appreciation
					Notional
	Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

	11	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$1,283,734	$946
	45	Long Term U.S. Treasury Bond	Chicago Board of Trade	June 2011	$5,438,131	(29,693)
	3	Euro-Bund	Eurex	June 2011	$509,376	(5,021)
	86	Euro-Schatz	Eurex	June 2011	$12,965,697	(28,552)
	2	90 Day Euro Dollars	Chicago Mercantile	June 2011	$498,168	32
	1	90 Day Euro Dollars	Chicago Mercantile	September 2011	$248,928	(78)
	5	90 Day Euro Dollars	Chicago Mercantile	June 2012	$1,235,289	(351)
	8	90 Day Euro Dollars	Chicago Mercantile	September 2012	$1,968,260	(59)
	9	90 Day Euro Dollars	Chicago Mercantile	December 2012	$2,206,075	50
	5	90 Day Euro Dollars	Chicago Mercantile	March 2013	$1,223,076	(1,139)
	9	90 Day Euro Dollars	Chicago Mercantile	June 2013	$2,194,239	(827)
	11	90 Day Euro Dollars	Chicago Mercantile	September 2013	$2,674,780	(818)
	8	90 Day Euro Dollars	Chicago Mercantile	December 2013	$1,939,822	78
	1	90 Day Euro Dollars	Chicago Mercantile	March 2014	$242,878	(928)

	Total					$(66,360)

•	Financial futures contracts sold as of March 31, 2011 were as follows:

						Unrealized Appreciation
					Notional
	Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

	181	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$39,500,579	$19,954
	112	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$13,329,560	(1,940)
	68	Ultra U.S. Treasury Bond	Chicago Board of Trade	June 2011	$8,369,096	(33,154)
	53	90 Day Euro Dollars	Chicago Mercantile	December 2011	$13,121,599	(48,238)
	3	90 Day Euro Dollars	Chicago Mercantile	March 2012	$742,792	(796)

	Total					$(64,174)

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

	USD	453,960	GBP	291,000	Citibank NA	4/14/11	$(12,810)
	USD	495,397	EUR	362,000	Citibank NA	4/27/11	(17,410)

	Total						$(30,220)

•	Credit default swaps on single-name issuer - buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation ( Depreciation)

Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	6/20/11	$695	$(924)
Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$720	$(20,471)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	$690	$(3,887)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$720	$(12,242)
MGIC Investment Corp.	5.00%	Citibank NA	12/20/15	$430	$(19,475)
Spain (Kingdom of)	1.00%	Citibank NA	3/20/16	$258	$(2,880)
Spain (Kingdom of)	1.00%	JPMorgan Chase Bank NA	3/20/16	$1,288	$(12,467)
The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$720	$29,816

Total					$(42,350)

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

Dow Jones CDX
Emerging Markets
Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$510	$(5,918)

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

Dow Jones CDX	1.00%	Morgan Stanley Capital	6/20/16	BBB+	$3,830	$(342)
North America		Services, Inc.
Investment Grade
Index Series 16
MCDX North	0.00%	Goldman Sachs International	6/20/20	AA	$560	22,743
America Series 14

Total						$22,401

[1]	Using Standard and Poor’s rating of the underlying securities.

[2]	The maximum potential amount the Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.63% (a)	3-month LIBOR	Credit Suisse International	11/26/12	$11,300	$22,716
0.85% (a)	3-month LIBOR	Deutsche Bank AG	1/26/13	$600	22
0.86% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	1/26/13	$3,900	(1,023)
0.83% (a)	3-month LIBOR	Deutsche Bank AG	1/27/13	$200	55
0.98% (a)	3-month LIBOR	Deutsche Bank AG	2/22/13	$4,700	(8,189)
0.92% (a)	3-month LIBOR	Deutsche Bank AG	2/28/13	$4,600	(1,501)
0.83% (a)	3-month LIBOR	Goldman Sachs International	3/15/13	$3,800	9,526
0.80% (a)	3-month LIBOR	Deutsche Bank AG	3/21/13	$1,200	3,182
0.83% (a)	3-month LIBOR	Deutsche Bank AG	3/23/13	$2,400	5,167
0.85% (b)	3-month LIBOR	Citibank NA	3/24/13	$5,000	(8,670)
1.32% (a)	3-month LIBOR	Citibank NA	12/17/13	$1,400	1,431
1.41% (a)	3-month LIBOR	Deutsche Bank AG	12/20/13	$2,300	(2,911)
1.26% (a)	3-month LIBOR	Deutsche Bank AG	12/24/13	$2,200	6,230
1.59% (a)	3-month LIBOR	Deutsche Bank AG	3/08/14	$1,600	(4,986)
1.32% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	10/22/15	$300	(12,164)
2.48% (a)	3-month LIBOR	Deutsche Bank AG	2/22/16	$3,200	(15,922)
2.33% (a)	3-month LIBOR	Deutsche Bank AG	3/29/16	$2,300	9,056
2.77% (a)	3-month LIBOR	Deutsche Bank AG	9/14/20	$700	41,210
2.57% (b)	3-month LIBOR	Deutsche Bank AG	10/27/20	$300	(23,264)
3.39% (b)	3-month LIBOR	Deutsche Bank AG	12/24/20	$800	(7,892)
3.50% (a)	3-month LIBOR	Deutsche Bank AG	1/25/21	$1,500	3,615
3.64% (b)	3-month LIBOR	Citibank NA	2/07/21	$100	912
2.80% (b)	3-month LIBOR	Deutsche Bank AG	2/10/21	$2,700	(125,048)
3.73% (b)	3-month LIBOR	Credit Suisse International	2/15/21	$400	6,642
3.77% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	2/15/21	$700	13,946
3.67% (b)	3-month LIBOR	Credit Suisse International	2/22/21	$1,200	13,050
3.57% (b)	3-month LIBOR	Citibank NA	2/25/21	$200	568
3.56% (b)	3-month LIBOR	Deutsche Bank AG	2/28/21	$1,000	1,306
3.57% (b)	3-month LIBOR	JPMorgan Chase Bank NA	2/28/21	$1,300	3,373

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	17

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Interest rate swaps outstanding as of March 31, 2011 were as follows (concluded):

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.60% (b)	3-month LIBOR	Royal Bank of Scotland Plc	3/09/21	$1,800	$6,643
3.62% (b)	3-month LIBOR	Citibank NA	3/11/21	$2,600	14,235
3.50% (b)	3-month LIBOR	Deutsche Bank AG	3/15/21	$800	(4,068)
3.38% (a)	3-month LIBOR	Deutsche Bank AG	3/21/21	$500	7,395
3.40% (a)	3-month LIBOR	Citibank NA	3/23/21	$500	6,266
3.58% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	3/30/21	$500	(1,345)
3.57% (b)	3-month LIBOR	Citibank NA	3/31/21	$600	1,090
3.55% (a)	3-month LIBOR	JPMorgan Chase Bank NA	3/31/21	$1,000	44
3.52% (b)	3-month LIBOR	JPMorgan Chase Bank NA	4/04/21	$300	(1,080)
4.30% (a)	3-month LIBOR	Deutsche Bank AG	1/07/41	$400	(1,305)

Total					$(41,688)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of March 31, 2011 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

6.50%	-	Barclays Bank Plc	1/12/38	$433	$(1,546	)(c)
-	6.50%	Credit Suisse International	1/12/38	$833	6,247	(c)
6.50%	-	Credit Suisse International	1/12/38	$899	7,129	(c)
-	6.50%	Goldman Sachs	1/12/38	$833	(15,214	)(c)
		International
-	6.50%	JPMorgan Chase Bank NA	1/12/38	$833	(11,837	)(c)
6.50%	-	Morgan Stanley	1/12/38	$1,166	8,149	(c)
		International

Total					$(7,072)

	(c)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	$355,539,600	—	—	$355,539,600
Asset-Backed
Securities	—	$14,160,965	$2,689,254	16,850,219
Corporate Bonds	—	68,254,680	—	68,254,680
Foreign Agency
Obligations	—	1,470,274	—	1,470,274
Non-Agency Mortgage-
Backed Securities	—	40,533,988	532,394	41,066,382
Taxable Municipal
Bonds	—	3,349,047	—	3,349,047
U.S. Government
Sponsored Agency
Securities	—	242,646,470	—	242,646,470
U.S. Treasury
Obligations	—	45,577,442	—	45,577,442
Preferred Securities	34,000	2,073,728	—	2,107,728
Short-Term Securities:
Borrowed Bond Agreements	—	48,313	—	48,313
Liabilities:
Investment in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(152,867,801)	—	(152,867,801)

Total	$355,573,600	$265,247,106	$3,221,648	$624,042,354

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$29,816	$22,743	$52,559
Interest rate contracts	$301,723	3,802,913	—	4,104,636
Liabilities:
Credit contracts	—	(78,606)	—	(78,606)
Foreign currency exchange contracts	—	(30,220)	—	(30,220)
Interest rate contracts	(312,494)	(5,117,793)	—	(5,430,287)

Total	$(10,771)	$(1,393,890)	$22,743	$(1,381,918)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	19

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 4.8%
Boeing Co.	78,700	$5,818,291
General Dynamics Corp.	37,600	2,878,656

		8,696,947

Air Freight & Logistics — 1.7%
United Parcel Service, Inc., Class B	41,200	3,061,984

Airlines — 2.0%
Delta Air Lines, Inc. (a)	240,700	2,358,860
United Continental Holdings, Inc. (a)	52,900	1,216,171

		3,575,031

Auto Components — 1.4%
BorgWarner, Inc. (a)	12,200	972,218
Johnson Controls, Inc.	39,300	1,633,701

		2,605,919

Automobiles — 2.1%
Ford Motor Co. (a)	77,400	1,154,034
General Motors Co. (a)	71,200	2,209,336
Tesla Motors, Inc. (a)	18,100	501,370

		3,864,740

Beverages — 2.3%
The Coca-Cola Co.	62,600	4,153,510

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	18,800	1,855,184
Dendreon Corp. (a)	57,700	2,159,711
Vertex Pharmaceuticals, Inc. (a)	26,900	1,289,317

		5,304,212

Capital Markets — 0.8%
Jefferies Group, Inc.	59,800	1,491,412

Chemicals — 1.3%
Monsanto Co.	33,200	2,399,032

Communications Equipment — 6.2%
Acme Packet, Inc. (a)	6,300	447,048
Alcatel SA - ADR (a)	336,300	1,953,903
Juniper Networks, Inc. (a)	41,100	1,729,488
QUALCOMM, Inc.	130,000	7,127,900

		11,258,339

Computers & Peripherals — 7.8%
Apple, Inc. (a)	33,300	11,603,385
NetApp, Inc. (a)	50,500	2,433,090

		14,036,475

Construction & Engineering — 1.2%
Fluor Corp.	29,000	2,136,140

Diversified Financial Services — 1.5%
Moody's Corp. (b)	80,200	2,719,582

Diversified Telecommunication
Services — 1.3%
Verizon Communications, Inc.	62,300	2,401,042

Energy Equipment & Services — 4.4%
Halliburton Co.	48,100	2,397,304
Schlumberger Ltd.	60,300	5,623,578

		8,020,882

Food & Staples Retailing — 1.7%
Whole Foods Market, Inc.	45,900	3,024,810

Health Care Equipment & Supplies — 1.0%
St. Jude Medical, Inc.	34,100	1,747,966

Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	31,900	1,261,964
Express Scripts, Inc. (a)	54,800	3,047,428
Lincare Holdings, Inc.	67,850	2,012,431

		6,321,823

Health Care Technology — 1.4%
Cerner Corp. (a)	22,200	2,468,640

Hotels, Restaurants & Leisure — 4.3%
Ctrip.com International Ltd. - ADR (a)	22,700	941,823
Las Vegas Sands Corp. (a)	64,000	2,702,080
Starbucks Corp.	68,000	2,512,600
Starwood Hotels & Resorts Worldwide, Inc.	27,300	1,586,676

		7,743,179

Household Durables — 1.2%
Stanley Black & Decker, Inc.	27,500	2,106,500

Household Products — 2.8%
The Procter & Gamble Co.	82,600	5,088,160

IT Services — 3.2%
Accenture Plc	35,800	1,967,926
Cognizant Technology Solutions Corp. (a)	29,400	2,393,160
VeriFone Systems, Inc. (a)	26,800	1,472,660

		5,833,746

Internet & Catalog Retail — 3.3%
Amazon.com, Inc. (a)	24,000	4,323,120
Netflix, Inc. (a)	7,000	1,661,310

		5,984,430

Internet Software & Services — 4.2%
Baidu.com, Inc. - ADR (a)	15,700	2,163,617
Google, Inc., Class A (a)	9,200	5,393,132

		7,556,749

Life Sciences Tools & Services — 1.4%
Covance, Inc. (a)	44,600	2,440,512

Machinery — 4.9%
Caterpillar, Inc.	10,900	1,213,715
Danaher Corp.	96,200	4,992,780
Joy Global, Inc.	12,000	1,185,720
Terex Corp. (a)	40,800	1,511,232

		8,903,447

Media — 1.5%
Walt Disney Co.	62,900	2,710,361

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold,
Inc., Class B	33,900	$1,883,145

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	54,700	4,481,024
Massey Energy Co.	59,200	4,046,912

		8,527,936

Pharmaceuticals — 1.1%
Allergan, Inc.	27,700	1,967,254

Professional Services — 1.3%
Manpower Group	36,000	2,263,680

Semiconductors & Semiconductor
Equipment — 3.0%
Broadcom Corp., Class A	57,700	2,272,226
Micron Technology, Inc. (a)	217,400	2,491,404
Nvidia Corp. (a)	39,000	719,940

		5,483,570

Software — 9.9%
Check Point Software Technologies Ltd. (a)	62,900	3,211,045
Microsoft Corp.	56,300	1,427,768
Oracle Corp.	161,300	5,382,581
Red Hat, Inc. (a)	58,000	2,632,620
Salesforce.com, Inc. (a)	24,900	3,326,142
VMware, Inc. (a)	23,700	1,932,498

		17,912,654

Specialty Retail — 1.7%
Home Depot, Inc.	84,900	3,146,394

Wireless Telecommunication
Services — 0.7%
NII Holdings, Inc. (a)	31,700	1,320,939

Total Long-Term Investments
(Cost – $133,593,051) – 99.5%		180,161,142

Short-Term Securities

BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.14% (c)(d)	1,519,476	1,519,476

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money
Market Series, 0.43% (c)(d)(e)	$1,669	1,668,500

Total Short-Term Securities
(Cost – $3,187,976) – 1.8%		3,187,976

Total Investments
(Cost – $136,781,027*) – 101.3%		183,349,118
Liabilities in Excess of Other Assets – (1.3)%		(2,267,515)

Net Assets – 100.0%		$181,081,603

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$138,286,609

Gross unrealized appreciation	$45,918,744
Gross unrealized depreciation	(856,235)

Net unrealized appreciation	$45,062,509

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2010	Net Activity	Shares/ Beneficial Interest Held at March 31, 2011	Income

BlackRock
Liquidity Funds,
TempFund,
Institutional Class	1,127,148	392,328	1,519,476	$321
BlackRock
Liquidity Series, LLC
Money Market Series	$1,292,500	$376,000	$1,668,500	$677

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

  Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

    Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

    Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long Term Investments[1]	$180,161,142	—	—	$180,161,142
Short Term Securities	1,519,476	$1,668,500	—	3,187,976

Total	$181,680,618	$1,668,500	—	$183,349,118

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	3

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina — 0.1%
Banco Macro Bansud SA - ADR	2,400	$96,072
Cresud S A Sponsored - ADR	6,300	114,030
IRSA Inversiones y Representaciones SA - ADR	7,400	102,564
Pampa Energia SA - ADR	7,600	107,692
Telecom Argentina Stet-France Telecom SA - ADR	2,400	59,520
Tenaris SA - ADR	1,375	68,007

		547,885

Australia — 1.3%
Asciano Ltd.	73,000	131,324
BHP Billiton Ltd.	61,100	2,932,645
CSL Ltd.	19,252	711,005
Newcrest Mining Ltd.	45,852	1,888,843
Rio Tinto Ltd.	17,467	1,530,960
Telstra Corp. Ltd.	96,856	282,527
Woodside Petroleum Ltd.	7,000	338,888

		7,816,192

Austria — 0.0%
Telekom Austria AG	10,895	159,458

Belgium — 0.1%
RHJ International (a)	60,900	491,952

Brazil — 2.3%
All America Latina Logistica SA	27,630	227,620
Banco do Brasil SA	5,500	99,210
Banco Santander Brasil SA	20,700	252,815
Cia Brasileira de Distribuicao Grupo
Pao de Acucar, Preference Shares	24,530	1,007,403
Cia Energetica de Minas Gerais - ADR	9,597	184,934
Cosan Ltd.	41,900	540,510
Cyrela Brazil Realty SA	53,500	506,278
Hypermarcas SA (a)	131,200	1,727,743
Itau Unibanco Holding SA,
Preference Shares	24,000	569,773
MRV Engenharia e Participacoes SA	62,700	501,554
OGX Petroleo e Gas Participacoes SA (a)	26,100	312,851
Petroleo Brasileiro SA - ADR	142,481	5,063,775
SLC Agricola SA	43,100	597,933
Usinas Siderurgicas de Minas Gerais
SA, Preference 'A' Shares	12,400	149,850
Vale SA, Preference 'A' Shares	40,400	1,173,658
Vivo Participacoes SA - ADR	35,375	1,428,442

		14,344,349

Canada — 2.7%
Agrium, Inc. (b)	414	38,196
Alamos Gold, Inc.	32,980	521,829
BCE, Inc.	1,400	50,876
Barrick Gold Corp.	45,584	2,366,265
Canadian Natural Resources Ltd.	17,600	869,968
Canadian Pacific Railway Ltd.	16,750	1,077,184
Cenovus Energy, Inc.	610	24,022
Daylight Energy Ltd.	60,090	700,998
Eldorado Gold Corp.	77,024	1,256,059
Goldcorp, Inc.	45,817	2,281,687
IAMGOLD Corp.	55,427	1,220,503
IAMGOLD, International African Mining Gold Corp.	25,217	555,840
Kinross Gold Corp.	112,879	1,778,789
Magna International, Inc., Class A	1,200	57,492
Potash Corp. of Saskatchewan, Inc.	6,560	386,581
Research In Motion Ltd. (a)	900	50,913
Rogers Communications, Inc., Class B	13,000	473,108
Silver Wheaton Corp.	27,900	1,209,744
Sino-Forest Corp. (a)	33,380	871,082

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	KRW	South Korean Won
AUD	Australian Dollar	MSCI	Morgan Stanley Capital International
BRL	Brazilian Real	MXN	Mexican Nuevo Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CNY	Chinese Yuan	NZD	New Zealand Dollar
ETF	Exchange-Traded Fund	PLN	Polish Zloty
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SPDR	Standard & Poor's Depositary Receipts
GDR	Global Depositary Receipts	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
INR	Indian Rupee	USD	US Dollar
JPY	Japanese Yen	ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canada (concluded)
Suncor Energy, Inc.	9,895	$443,770
TELUS Corp.	4,530	231,616
Talisman Energy, Inc.	8,100	200,265
Teck Resources Ltd., Class B	1,200	63,624
Viterra, Inc.	13,700	166,181

		16,896,592

Chile — 0.1%
Banco Santander Chile SA - ADR	2,900	251,575
E.CL SA	125,000	319,010
Sociedad Quimica y Minera de Chile SA - ADR	5,300	292,878

		863,463

China — 1.3%
Beijing Enterprises Holdings Ltd.	238,220	1,358,413
CSR Corp. Ltd.	119,100	122,133
Chaoda Modern Agriculture Holdings Ltd.	887,716	551,745
China BlueChemical Ltd.	321,500	262,978
China Huiyan Juice Group Ltd.	68,000	46,137
China Life Insurance Co. Ltd.	85,200	318,395
China Life Insurance Co. Ltd. - ADR	5,880	329,574
China Mobile Ltd.	164,100	1,514,806
China Pacific Insurance Group Co. Ltd.	10,100	42,410
China Shenhua Energy Co. Ltd., Class H	77,879	366,558
China Telecom Corp., Ltd.	394,100	240,561
China Unicom Ltd.	153,700	255,933
Dongfeng Motor Group Co. Ltd.	101,700	173,006
Guangshen Railway Co. Ltd.	479,400	181,672
Guangzhou Automobile Group Co. Ltd.	260,033	316,373
Jiangsu Express	78,300	87,773
Mindray Medical International Ltd. - ADR	2,700	68,040
Ping An Insurance Group Co. of China Ltd.	19,494	197,368
Sinopharm Group Co.	77,600	275,189
Tianjin Development Holdings Ltd. (a)	1,003,079	863,209
Tianjin Port Development Holdings Ltd.	1,606,700	385,663
Xiamen International Port Co. Ltd.	392,600	80,233
Zhongsheng Group Holdings Ltd.	181,600	339,390

		8,377,559

Czech Republic — 0.1%
CEZ AS	9,000	460,334

Egypt — 0.1%
Telecom Egypt	127,661	372,913

Finland — 0.2%
Fortum Oyj (a)	27,830	944,868
Nokia Oyj - ADR	3,700	31,487

		976,355

France — 1.5%
BNP Paribas SA	10,780	788,068
Cie Generale d'Optique Essilor International SA	15,069	1,118,051
France Telecom SA	19,636	440,900
GDF Suez	40,800	1,663,886
LVMH Moet Hennessy Louis Vuitton SA	5,890	932,614
Sanofi-Aventis	11,960	838,092
Sanofi-Aventis - ADR	1,593	56,106
Societe Generale SA	4,340	281,901
Technip SA	1,870	199,376
Total SA	19,189	1,169,253
Total SA - ADR	18,100	1,103,557
Vivendi SA	29,910	853,253

		9,445,057

Germany — 1.3%
Allianz AG, Registered Shares	2,938	411,395
BASF SE	13,780	1,189,420
Bayer AG	9,340	721,635
Bayer AG - ADR	300	23,316
Bayerische Motoren Werke AG	3,350	278,130
Beiersdorf AG	1,070	65,304
Daimler AG (a)	12,110	853,300
Deutsche Bank AG, Registered Shares	7,560	443,256
Deutsche Telekom AG - ADR	3,400	52,428
Infineon Technologies AG	33,520	341,945
Kabel Deutschland Holding AG (a)	10,040	529,108
Lanxess	3,560	266,815
Muenchener Rueckversicherungs AG,
Registered Shares	1,340	210,794
Siemens AG	9,400	1,285,812
Volkswagen AG, Preference Shares	7,254	1,172,412

		7,845,070

Hong Kong — 0.7%
AIA Group Ltd. (a)	74,300	228,715
Cheung Kong Holdings Ltd.	30,000	488,995
Cheung Kong Infrastructure Holdings Ltd.	56,500	266,952
China Dongxiang Group Co.	396,801	125,589
China Gas Holdings Ltd.	73,100	36,156
China Resources Gas Group Ltd.	160,000	218,238
HSBC Holdings Plc, Hong Kong
Registered	32,100	333,283
Hutchison Whampoa Ltd. (b)	53,170	629,232
The Link Real Estate Investment Trust	309,364	968,631
Mongolian Mining Corp. (a)	162,100	206,909
Ports Design Ltd.	800	1,844
Shougang Concord International Enterprises Co. Ltd.	474,200	65,096
Wharf Holdings Ltd.	78,325	539,487

		4,109,127

India — 0.8%
Adani Enterprises Ltd.	43,275	646,683
Adani Power Ltd. (a)	194,800	492,789
Bharat Heavy Electricals Ltd.	22,260	1,029,810
Container Corp. of India	3,940	105,981
Housing Development Finance Corp.	68,520	1,077,938
Larsen & Toubro Ltd.	8,700	322,298
Power Grid Corp. of India Ltd.	14,157	32,351
Reliance Industries Ltd.	34,080	802,516
State Bank of India Ltd.	12,180	755,085

		5,265,451

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Indonesia — 0.1%
Bumi Resources Tbk PT	1,713,734	$657,647
Telekomunikasi Indonesia Tbk PT	181,100	152,452

		810,099

Israel — 0.2%
Check Point Software Technologies Ltd. (a)	1,400	71,470
Teva Pharmaceutical Industries Ltd. - ADR	23,771	1,192,591

		1,264,061

Italy — 0.5%
Assicurazioni Generali SpA	12,360	267,158
Enel SpA	96,300	606,667
Eni SpA	32,330	793,294
Intesa Sanpaolo SpA	141,770	418,233
Telecom Italia SpA	165,050	253,649
Unicredit SpA	333,480	821,977

		3,160,978

Japan — 6.1%
Aisin Seiki Co., Ltd.	10,720	372,640
Astellas Pharma, Inc.	7,790	288,486
The Bank of Kyoto Ltd.	22,390	198,165
Bridgestone Corp.	17,600	368,030
Canon, Inc.	22,031	947,548
Daihatsu Motor Co., Ltd.	19,100	278,422
Dainippon Pharma Co., Ltd.	4,000	37,229
Daiwa House Industry Co., Ltd.	23,270	284,656
Denso Corp.	12,330	410,033
East Japan Railway Co.	22,916	1,272,502
Fanuc Ltd.	2,600	393,008
Fuji Heavy Industries Ltd.	96,260	621,965
Futaba Industrial Co., Ltd.	23,270	131,523
Hitachi Chemical Co., Ltd.	18,000	366,650
Hitachi Ltd.	50,800	264,443
Hokkaido Coca-Cola Bottling Co., Ltd.	3,900	19,328
Honda Motor Co., Ltd.	20,440	759,420
Hoya Corp.	30,801	702,908
Inpex Corp.	195	1,475,290
JGC Corp.	32,080	748,626
JSR Corp.	4,400	88,242
Japan Real Estate Investment Corp.	5	47,369
Japan Retail Fund Investment Corp.	12	18,816
KDDI Corp.	182	1,125,247
Kinden Corp.	24,740	225,884
Kirin Holdings Co., Ltd.	43,290	568,110
Komatsu Ltd.	13,800	468,174
Kubota Corp.	98,280	924,819
Kuraray Co., Ltd.	29,720	383,767
Kyowa Hakko Kirin Co. Ltd.	33,670	315,904
MS&AD Insurance Group Holdings, Inc.	38,915	888,023
Marubeni Corp.	43,000	309,032
Mikuni Coca-Cola Bottling Co., Ltd.	4,300	38,285
Mitsubishi Corp.	68,790	1,907,437
Mitsubishi Tanabe Pharma Corp.	16,000	259,447
Mitsubishi UFJ Financial Group, Inc.	114,120	525,826
Mitsui & Co., Ltd.	80,320	1,438,039
Mitsui Fudosan Co., Ltd.	13,800	226,851
Mitsui OSK Lines Ltd.	40,530	233,702
Murata Manufacturing Co., Ltd.	8,740	632,014
NGK Insulators Ltd.	21,000	375,255
NKSJ Holdings, Inc.	106,150	692,928
NTT DoCoMo, Inc.	1,182	2,063,469
NTT Urban Development Co.	197	165,146
Nintendo Co., Ltd.	970	263,752
Nippon Building Fund, Inc.	7	68,236
Nippon Electric Glass Co.	22,540	319,445
Nippon Telegraph & Telephone Corp.	15,710	701,686
Okumura Corp.	83,270	348,137
Rinnai Corp.	5,050	334,460
Rohm Co., Ltd.	6,160	387,050
Sekisui House Ltd.	66,930	624,602
Seven & I Holdings Co., Ltd.	19,690	501,574
Shin-Etsu Chemical Co., Ltd.	24,320	1,210,414
Shionogi & Co., Ltd.	18,220	310,841
Sony Financial Holdings, Inc.	6,200	122,851
Sumitomo Chemical Co., Ltd.	267,930	1,338,608
Sumitomo Electric Industries Ltd.	24,000	332,379
Sumitomo Mitsui Financial Group, Inc.	12,900	400,226
Suzuki Motor Corp.	59,461	1,328,990
TDK Corp.	5,560	328,823
Tadano Ltd.	6,000	38,207
Terumo Corp.	4,700	247,629
Toda Corp.	80,100	315,926
Toho Co., Ltd.	16,400	235,012
Tokio Marine Holdings, Inc.	58,902	1,572,649
Tokyo Gas Co., Ltd.	146,581	668,612
Toyota Industries Corp.	27,914	845,180
Toyota Motor Corp.	15,200	603,201
Ube Industries Ltd.	140,000	445,707
West Japan Railway Co.	64	246,727
Yamada Denki Co., Ltd.	3,400	228,488

		38,232,070

Kazakhstan — 0.1%
KazMunaiGas Exploration Production - GDR	43,000	967,500

Luxembourg — 0.0%
Millicom International Cellular SA	1,700	163,489

Malaysia — 0.6%
Axiata Group Bhd (a)	757,951	1,198,348
British American Tobacco Malaysia Bhd	14,400	228,408
IOI Corp. Bhd	66,161	125,728
PLUS Expressways Bhd	356,054	526,514
Telekom Malaysia Bhd	518,015	691,075
Tenaga Nasional Bhd	18,108	37,338
YTL Power International	908,703	690,764

		3,498,175

Mexico — 0.2%
America Movil, SA de CV - ADR	14,802	859,996

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	3

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mexico (concluded)
Fomento Economico Mexicano, SA de CV – ADR	3,500	$205,450

		1,065,446

Netherlands — 0.4%
ASM International N.V. (a)	6,277	248,513
CNH Global NV (a)	1,300	63,115
ING Groep NV CVA (a)	20,060	254,638
Koninklijke KPN NV	30,775	524,780
Koninklijke Philips Electronics NV (a)	27,530	881,866
Koninklijke Philips Electronics NV, New
York Registered Shares (a)	2,100	67,557
LyondellBasell Industries NV, Class A (a)	1,900	75,145
Unilever NV	12,720	398,550
Unilever NV - ADR	4,800	150,528

		2,664,692

Norway — 0.2%
DnB NOR ASA	28,610	438,671
Statoil ASA	20,810	576,351
Telenor ASA	12,300	202,436

		1,217,458

Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	4,500	240,750

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	1,300	162,931

Russia — 1.4%
AFI Development Plc, Class B (a)	32,200	37,513
AFI Development Plc - GDR (a)	30,700	37,761
Federal Hydrogenerating Co. JSC (a)	96,800	4,867
Kuzbassrazrezugol (a)	671,662	268,665
LSR Group - GDR	50,500	414,100
MMC Norilsk Nickel - ADR	15,258	403,422
Magnitogorsk Iron & Steel Works - GDR	43,500	636,405
Novorossiysk Commercial Sea Port - GDR	28,597	288,544
OAO Gazprom - ADR	26,200	847,308
OAO Rosneft Oil Co. - GDR	82,100	749,983
Polyus Gold Co. ZAO - ADR	36,100	1,267,832
RusHydro - ADR (a)	239,216	1,217,609
RusHydro, JSC - ADR	1,987,994	99,400
Sberbank	126,600	475,763
Sberbank Cls (a)	22,200	83,428
Sberbank of Russia	335,300	1,260,057
Uralkali - GDR	900	37,323
VimpelCom Ltd. - ADR	35,100	495,612

		8,625,592

Singapore — 0.8%
CapitaLand Ltd.	98,100	256,811
DBS Group Holdings Ltd.	25,510	296,169
Fraser and Neave Ltd.	118,000	562,663
Global Logistic Properties Ltd. (a)	37,400	55,497
Keppel Corp. Ltd.	91,500	892,606
M1 Ltd.	134,300	256,793
Noble Group Ltd.	96,387	163,475
Oversea-Chinese Banking Corp.	107,400	816,230
Parkway Life Real Estate
Investment Trust	1,975	2,678
Raffeles Medical Group Ltd.	103,300	183,567
Sembcorp Marine Ltd.	60,900	282,331
Singapore Press Holdings Ltd.	36,370	113,611
Singapore Telecommunications Ltd.	285,800	684,312
United Overseas Bank Ltd.	14,180	211,418

		4,778,161

South Africa — 0.3%
Anglo Platinum Ltd.	1,083	111,329
AngloGold Ashanti Ltd. – ADR	2,800	134,260
Harmony Gold Mining Co. Ltd. – ADR	52,900	786,623
Impala Platinum Holdings Ltd.	3,900	112,683
Katanga Mining Ltd. (a)	75,482	134,692
Life Healthcare Group Holdings Ltd.	107,100	251,562
Sasol Ltd.	1,900	109,930

		1,641,079

South Korea — 0.8%
Cheil Industries, Inc.	3,000	318,154
KT Corp.	1,800	63,831
KT Corp. – ADR	29,420	574,573
KT&G Corp.	8,564	445,517
LG Corp.	3,400	253,196
LG Display Co. Ltd.	6,000	188,047
Mando Corp.	700	110,580
Paradise Co. Ltd.	25,132	126,021
POSCO	900	412,941
POSCO – ADR	3,820	436,588
SK Telecom Co., Ltd.	3,440	512,083
Samsung Electronics Co., Ltd.	1,550	1,314,346
Samsung Fine Chemicals Co., Ltd.	4,500	327,396

		5,083,273

Spain — 0.5%
Banco Santander SA	96,410	1,124,527
Repsol YPF SA	15,630	535,706
Telefonica SA	49,101	1,231,683
Telefonica SA – ADR	8,200	206,804

		3,098,720

Switzerland — 1.1%
Credit Suisse Group AG	10,031	425,517
Garmin Ltd.	1,400	47,404
Nestle SA, Registered Shares	31,205	1,786,957
Noble Corp.	1,573	71,760
Novartis AG, Registered Shares	14,949	809,503
Roche Holding AG	4,505	643,158
Swisscom AG	820	365,777
TE Connectivity Ltd.	4,570	159,127
Transocean Ltd. (a)	8,301	647,063
Tyco International Ltd.	4,444	198,958
UBS AG (a)	27,740	499,045
Weatherford International Ltd. (a)	23,014	520,116
Zurich Financial Services AG	1,876	524,411

		6,698,796

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Taiwan — 1.0%
ASUSTeK Computer, Inc.	13,761	$119,034
Catcher Technology Co. Ltd.	30,900	152,837
Cheng Shin Rubber Industry Co. Ltd.	90,250	209,272
Chunghwa Telecom Co., Ltd.	123,733	385,876
Chunghwa Telecom Co., Ltd. - ADR	24,160	752,826
Compal Electronics, Inc.	50,789	50,417
Delta Electronics, Inc.	166,255	658,247
Far EasTone Telecommunications Co., Ltd.	203,000	303,809
Formosa Chemicals & Fibre Corp.	50,000	189,587
HON HAI Precision Industry Co., Ltd.	75,648	264,691
HTC Corp.	38,407	1,500,170
MediaTek, Inc.	25,015	287,408
Nan Ya Plastics Corp.	63,000	185,441
Taiwan Semiconductor Manufacturing Co., Ltd.	349,192	836,756
Yulon Motor Co. Ltd.	168,000	309,958

		6,206,329

Thailand — 0.3%
Hana Microelectronics PCL	135,477	107,504
PTT Chemical Inc. - DDR	4,100	20,063
PTT Chemical PCL	161,208	788,851
PTT Public Company THB10	41,279	483,146
Siam Commercial Bank PCL	142,846	500,634

		1,900,198

Turkey — 0.3%
BIM Birlesik Magazalar AS	11,200	376,993
Tupras Turkiye Petrol Rafinerileri AS	13,870	406,947
Turk Telekomunikasyon AS	74,615	374,465
Turkcell Iletisim Hizmet AS	33,792	201,165
Turkiye Garanti Bankasi AS	100,592	469,349

		1,828,919

United Kingdom — 2.7%
Amlin Plc	19,000	116,356
Anglo American Plc	17,300	888,962
Antofagasta Plc	42,700	930,813
AstraZeneca Group Plc - ADR	1,200	55,344
BG Group Plc	88,400	2,194,569
BP Plc	111,588	819,846
BP Plc - ADR	23,000	1,015,220
BT Group Plc	239,100	710,463
British American Tobacco Plc	8,819	353,620
Diageo Plc - ADR	17,661	1,346,121
Ensco Plc - ADR	1,000	57,840
GlaxoSmithKline Plc - ADR	2,000	76,820
Guinness Peat Group Plc (a)	471,969	284,422
HSBC Holdings Plc	134,616	1,390,462
International Power Plc	135,800	670,784
Lloyds TSB Group Plc (a)	522,994	485,967
National Grid Plc	116,400	1,107,329
Petropavlovsk Plc	7,064	113,052
Prudential Plc	8,700	98,525
Royal Dutch Shell Plc - ADR	9,141	666,013
Scottish & Southern Energy Plc	35,000	708,129
Shire Pharmaceuticals Plc - ADR	300	26,130
Standard Chartered Plc	12,562	325,844
Unilever Plc	8,485	258,493
Unilever Plc - ADR	5,300	162,286
Vodafone Group Plc	343,195	978,039
Vodafone Group Plc - ADR	25,322	728,008

		16,569,457

United States — 32.8%
3M Co.	9,823	918,450
ACE Ltd.	23,306	1,507,898
The AES Corp. (a)	28,281	367,653
AT&T Inc.	121,934	3,731,180
Abbott Laboratories	25,154	1,233,804
AboveNet, Inc.	99	6,421
Accenture Plc	1,281	70,417
Activision Blizzard, Inc.	56,900	624,193
Adobe Systems, Inc. (a)	6,200	205,592
Advance Auto Parts, Inc.	1,175	77,104
Advanced Micro Devices, Inc. (a)(b)	65,900	566,740
Aetna, Inc.	30,082	1,125,969
Agilent Technologies, Inc. (a)	14,600	653,788
Albemarle Corp.	1,300	77,701
Alcoa, Inc.	35,100	619,515
Allergan, Inc.	3,300	234,366
Alliance Resource Partners LP	4,651	378,731
The Allstate Corp.	6,400	203,392
Altera Corp.	2,000	88,040
Altria Group, Inc.	24,277	631,930
Amdocs Ltd. (a)	2,508	72,356
American Electric Power Co., Inc.	13,175	462,969
American Tower Corp., Class A (a)	12,090	626,504
American Water Works Co, Inc.	12,214	342,603
Ameriprise Financial, Inc.	1,300	79,404
AmerisourceBergen Corp.	12,507	494,777
Amgen, Inc. (a)	12,017	642,309
Anadarko Petroleum Corp.	11,999	982,958
Analog Devices, Inc.	1,900	74,822
Apache Corp.	11,525	1,508,853
Apple, Inc. (a)(b)	18,749	6,533,089
Arch Capital Group Ltd. (a)	3,982	394,975
Arrow Electronics, Inc. (a)	1,800	75,384
Autodesk, Inc. (a)	1,800	79,398
Autoliv, Inc.	900	66,807
Axis Capital Holdings Ltd.	1,721	60,097
BMC Software, Inc. (a)	1,800	89,532
Ball Corp.	2,100	75,285
Bank of America Corp.	167,494	2,232,695
The Bank of New York Mellon Corp.	45,273	1,352,305
Becton Dickinson & Co.	900	71,658
Biogen Idec, Inc. (a)	1,100	80,729
Boeing Co.	17,437	1,289,117
BorgWarner, Inc. (a)	3,800	302,822
Bristol-Myers Squibb Co.	135,366	3,577,723
Broadcom Corp., Class A	5,578	219,662
CA, Inc.	48,101	1,163,082
CMS Energy Corp.	15,450	303,438
CNA Financial Corp.	1,700	50,235
CVS Caremark Corp.	24,862	853,264
Capital One Financial Corp.	3,800	197,448
Cardinal Health, Inc.	1,798	73,952
Celgene Corp. (a)	5,700	327,921
CenturyLink, Inc.	7,534	313,038
Cephalon, Inc. (a)(b)	8,300	628,974
Charter Communications, Inc. (a)	2,100	106,323
Chevron Corp.	41,817	4,492,400
Chubb Corp.	10,401	637,685

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	5

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Cigna Corp.	11,764	$520,910
Cimarex Energy Co.	800	92,192
Cisco Systems, Inc. (b)	121,945	2,091,357
Citigroup, Inc. (a)	499,916	2,209,629
Coach, Inc.	1,400	72,856
The Coca-Cola Co.	7,332	486,478
Coca-Cola Enterprises Inc.	2,800	76,440
Cognizant Technology Solutions Corp. (a)	2,862	232,967
Colgate-Palmolive Co.	11,797	952,726
Comcast Corp., Class A	74,060	1,830,763
Complete Production Services, Inc. (a)	12,830	408,122
Computer Sciences Corp.	2,464	120,071
Comverse Technology, Inc. (a)	32,663	245,299
ConAgra Foods, Inc.	7,205	171,119
ConocoPhillips	31,906	2,548,013
Consol Energy, Inc.	45,760	2,454,109
Constellation Brands, Inc., Class A (a)	5,336	108,214
Corning, Inc. (b)	76,516	1,578,525
Covidien Plc	8,095	420,454
Crown Holdings, Inc. (a)	8,099	312,459
DISH Network Corp. (a)	8,013	195,197
Darden Restaurants, Inc.	800	39,304
DaVita, Inc. (a)	7,434	635,681
Dell, Inc. (a)(b)	49,446	717,461
Devon Energy Corp.	15,285	1,402,704
Dominion Resources, Inc.	5,400	241,380
The Dow Chemical Co.	27,990	1,056,622
Dr. Pepper Snapple Group, Inc.	5,022	186,618
E.I. du Pont de Nemours & Co.	19,316	1,061,801
EMC Corp. (a)	32,179	854,352
EOG Resources, Inc. (b)	8,800	1,042,888
Eastman Chemical Co.	900	89,388
Eaton Corp.	1,300	72,072
eBay, Inc. (a)	14,197	440,675
Edison International	1,900	69,521
El Paso Corp.	147,884	2,661,918
Electronic Arts, Inc. (a)	26,347	514,557
Eli Lilly & Co.	11,861	417,151
Endo Pharmaceuticals Holdings, Inc. (a)	2,457	93,759
Endurance Specialty Holdings Ltd.	11,459	559,428
Energizer Holdings, Inc. (a)	600	42,696
Entergy Corp.	6,578	442,107
Exelon Corp.	9,611	396,358
Expedia, Inc.	1,854	42,012
Exxon Mobil Corp.	92,227	7,759,058
FMC Corp.	20,405	1,732,997
Fidelity National Information
Services, Inc.	1,472	48,120
Fidelity National Title Group, Inc., Class A	46,314	654,417
Ford Motor Co. (a)	45,400	676,914
Forest Laboratories, Inc. (a)	3,591	115,989
Freeport-McMoRan Copper & Gold, Inc., Class B	16,912	939,462
General Communication, Inc., Class A (a)	3,200	35,008
General Electric Co.	205,036	4,110,972
General Mills, Inc. (b)	22,427	819,707
General Motors Co. (a)	34,500	1,070,535
Gilead Sciences, Inc. (a)	17,331	735,528
Global Industries Ltd. (a)	59,181	579,382
The Goldman Sachs Group, Inc.	9,948	1,576,460
Google, Inc., Class A (a)(b)	3,868	2,267,460
H.J. Heinz Co.	5,164	252,106
Halliburton Co.	26,694	1,330,429
Harris Corp.	1,300	64,480
HealthSouth Corp. (a)	14,283	356,789
Hess Corp.	10,774	918,053
Hewlett-Packard Co.	47,532	1,947,386
Hologic, Inc. (a)	52,069	1,155,932
Humana, Inc. (a)	10,863	759,758
Huntington Ingalls Industries, Inc.(a)	1,498	62,160
Ingersoll-Rand Plc	900	43,479
Intel Corp.	66,934	1,350,059
International Business Machines Corp.	27,376	4,464,204
International Game Technology	22,920	371,992
International Paper Co.	6,908	208,483
Intuit, Inc. (a)	1,600	84,960
JPMorgan Chase & Co.	74,623	3,440,120
Johnson & Johnson	58,004	3,436,737
KBR, Inc.	15,258	576,295
KLA-Tencor Corp.	1,600	75,792
Kimberly-Clark Corp.	500	32,635
Kraft Foods, Inc. (b)	38,321	1,201,747
L-3 Communications Holdings, Inc.	900	70,479
Lam Research Corp. (a)	1,400	79,324
Leucadia National Corp.	2,100	78,834
Lexmark International, Inc., Class A (a)	4,618	171,051
Liberty Global, Inc. (a)	2,000	82,820
Life Technologies Corp. (a)	9,929	520,478
Limited Brands, Inc.	2,621	86,178
Lincoln National Corp.	1,800	54,072
Lockheed Martin Corp.	12,305	989,322
Lorillard, Inc.	2,849	270,683
Lubrizol Corp.	700	93,772
Macy's, Inc.	2,200	53,372
Marathon Oil Corp.	20,164	1,074,943
Marco Polo Investment Holdings Ltd. (a)	105	—
Marvell Technology Group Ltd. (a)(b)	19,700	306,335
Mattel, Inc.	19,076	475,565
McDermott International, Inc. (a)	32,355	821,493
McDonald's Corp.	8,198	623,786
The McGraw-Hill Cos., Inc.	2,000	78,800
McKesson Corp.	9,406	743,544
Mead Johnson Nutrition Co.	17,139	992,862
MeadWestvaco Corp.	2,600	78,858
Medco Health Solutions, Inc. (a)	15,862	890,810
Medtronic, Inc.	31,439	1,237,125
Merck & Co, Inc.	63,396	2,092,702
MetLife, Inc.	5,395	241,318
MetroPCS Communications, Inc. (a)	14,300	232,232
Mettler-Toledo International, Inc. (a)	2,207	379,604
Micron Technology, Inc. (a)	5,500	63,030
Microsoft Corp.	202,803	5,143,084
Molson Coors Brewing Co., Class B	1,500	70,335

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

United States (continued)
Morgan Stanley		31,105	$849,789
Motorola Soultions Inc. (a)		8,278	369,944
Mylan, Inc. (a)		34,237	776,142
NCB Holdings Ltd. (a)		860	—
NII Holdings, Inc. (a)		1,400	58,338
NRG Energy, Inc. (a)		6,550	141,087
National Oilwell Varco, Inc.		19,392	1,537,204
National Semiconductor Corp.		2,460	35,276
Newmont Mining Corp.		31,849	1,738,318
News Corp., Class A		28,493	500,337
NextEra Energy, Inc.		17,060	940,347
Northern Trust Corp.		7,018	356,163
Northrop Grumman Corp.		8,987	563,575
Occidental Petroleum Corp.		24,508	2,560,841
Oceaneering International, Inc. (a)		900	80,505
Oracle Corp.		63,773	2,128,105
PG&E Corp.		7,287	321,940
PPG Industries, Inc.		900	85,689
PPL Corp.		24,467	619,015
Pall Corp.		2,790	160,732
Parker Hannifin Corp.		800	75,744
PartnerRe Ltd.		2,158	171,000
PerkinElmer, Inc.		9,735	255,738
Perrigo Co.		6,700	532,784
Pfizer, Inc.		160,491	3,259,572
PharMerica Corp. (a)		266	3,043
Philip Morris International, Inc.		15,146	994,032
Pitney Bowes, Inc.		1,546	39,717
Platinum Underwriters Holdings Ltd.		4,974	189,460
Polo Ralph Lauren Corp.		600	74,190
Polycom, Inc. (a)		13,732	712,004
Praxair, Inc.		3,393	344,729
Precision Castparts Corp.		4,132	608,148
Pride International, Inc. (a)		1,000	42,950
Principal Financial Group, Inc.		5,808	186,495
The Procter & Gamble Co.		33,298	2,051,157
The Progressive Corp.		13,605	287,474
Pulte Group, Inc. (a)		40,600	300,440
QUALCOMM, Inc.		50,497	2,768,751
Quicksilver Resources, Inc. (a)(b)		49,900	714,069
Qwest Communications International, Inc.		115,857	791,303
R.R. Donnelley & Sons Co.		2,192	41,473
Raytheon Co.		8,460	430,360
RenaissanceRe Holdings Ltd.		4,988	344,122
Ross Stores, Inc.		800	56,896
Ryder System, Inc.		1,000	50,600
SM Energy Co. (b)		14,460	1,072,787
Safeway, Inc.		1,554	36,581
SanDisk Corp. (a)(b)		12,082	556,859
Sara Lee Corp. (b)		56,102	991,322
Schlumberger Ltd.		28,746	2,680,852
Seagate Technology (a)		2,300	33,120
Sempra Energy		3,400	181,900
Simon Property Group, Inc.		3,500	375,060
The Southern Co.		16,483	628,167
Southwest Airlines Co.		3,900	49,257
Spirit Aerosystems Holdings, Inc., Class A (a)		29,809	765,197
The St. Joe Co. (a)		88,066	2,207,815
State Street Corp.		13,734	617,206
Stryker Corp.		700	42,560
SunTrust Banks, Inc.		6,800	196,112
Symantec Corp. (a)(b)		36,479	676,321
TRW Automotive Holdings Corp. (a)		1,400	77,112
Teradata Corp. (a)		2,210	112,047
Texas Instruments, Inc.		30,703	1,061,096
Thermo Fisher Scientific, Inc. (a)		12,194	677,377
Time Warner Cable, Inc.		3,742	266,954
Time Warner, Inc.		7,515	268,286
Torchmark Corp.		1,200	79,776
Transatlantic Holdings, Inc.		2,709	131,847
The Travelers Cos., Inc.		21,396	1,272,634
U.S. Bancorp		50,461	1,333,684
Union Pacific Corp.		24,680	2,426,784
United Technologies Corp. (b)		14,210	1,202,876
UnitedHealth Group, Inc.		19,160	866,032
Unum Group		1,636	42,945
Valero Energy Corp.		20,064	598,308
Validus Holdings Ltd.		7,327	244,209
VeriSign, Inc.		2,200	79,662
Verizon Communications, Inc.		61,043	2,352,597
Viacom, Inc., Class B		18,507	860,946
Visa, Inc., Class A (b)		6,000	441,720
Wal-Mart Stores, Inc.		35,978	1,872,655
Walt Disney Co.		15,800	680,822
Waters Corp. (a)		6,124	532,176
WellPoint, Inc.		21,027	1,467,474
Wells Fargo & Co.		99,625	3,158,112
Western Digital Corp. (a)		3,606	134,468
The Western Union Co.		3,500	72,695
Whiting Petroleum Corp. (a)		5,200	381,940
Williams Cos., Inc.		2,100	65,478
Windstream Corp.		6,680	85,972
Wisconsin Energy Corp.		5,548	169,214
Wyndham Worldwide Corp.		1,700	54,077
XL Group Plc		60,177	1,480,354
Xerox Corp.		68,014	724,349

			203,357,638

Total Common Stocks – 63.0%			391,207,568

Fixed Income Securities

Asset-Backed Securities		Par (000)

United States — 0.0%
Latitude CLO Ltd., Series 2005-1I,
Class SUB, 13.00%,
12/15/17 (c)	USD	100	55,000

Total Asset-Backed Securities – 0.0%			55,000

Corporate Bonds

Argentina — 0.0%
Empresa Distribuidora Y
Comercializadora Norte, 9.75%,
10/25/22 (d)		45	46,350

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	7

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Brazil — 0.2%
CSN Islands XII Corp., 7.00% (d)(e)	USD	430	$422,045
Cosan Finance Ltd., 7.00%, 2/01/17 (d)		100	108,500
Odebrecht Drilling Norbe VIII/IX, Ltd.,
6.35%, 6/30/21 (d)		481	506,854
Votorantim Cimento SA, 7.25%,
4/05/41 (d)		391	388,634

			1,426,033

Canada — 0.5%
Daylight Resources Trust, 6.25%,
12/31/14 (f)	CAD	145	161,526
PetroBakken Energy Ltd., 3.13%,
2/08/16 (f)	USD	800	780,000
Sino-Forest Corp., 5.00%,
8/01/13(d)(f)		956	1,344,375
Valeant Pharmaceuticals
International, 6.88%, 12/01/18 (d)		243	238,140
Viterra, Inc., 5.95%, 8/01/20 (d)		233	233,076

			2,757,117

Chile — 0.1%
Inversiones Alsacia SA, 8.00%,
8/18/18 (d)		579	547,873

China — 0.2%
Celestial Nutrifoods Ltd., 6/12/11	SGD	800	126,934
China Milk Products Group Ltd.,
1/05/12 (f)(c)	USD	400	80,000
China Petroleum & Chemical Corp.,
4/24/14 (f)(c)	HKD	6,270	931,002

			1,137,936

Europe — 0.1%
European Investment Bank:
4.38%, 4/15/13	EUR	310	458,712
Series 1158/0100, 3.63%,
10/15/11		197	282,535

			741,247

Germany — 0.2%
Fresenius Finance Jersey Ltd.,
5.63%, 8/14/11 (f)		650	1,172,201

Hong Kong — 0.3%
FU JI Food and Catering Services
Holdings Ltd., 0.00%, 10/18/10
(a)(c)(f)(g)	CNY	1,900	55,127
Hongkong Land CB 2005 Ltd.,
2.75%, 12/21/12 (f)	USD	100	181,050
Hutchison Whampoa International Ltd.:
(03/33), 6.25%, 1/24/14		100	110,343
(09/16), 4.63%, 9/11/15		763	808,276
(09/16), 4.63%, 9/11/15 (d)		100	105,925
(09), 7.63%, 4/09/19		100	119,679
(09), 7.63%, 4/09/19 (d)		300	359,036

			1,739,436

India — 0.7%
REI Agro Ltd. (f):
5.50%, 11/13/14		280	303,100
5.50%, 11/13/14 (d)		405	438,413
Reliance Communications Ltd. (c)(f):
71.77%, 5/10/11		300	374,670
0.00%, 3/01/12		1,400	1,648,501
Suzlon Energy Ltd. (c)(f):
59.63%, 6/12/12		211	240,012
27.48%, 10/11/12		250	271,875
9.51%, 7/25/14		791	670,373
Tata Steel Ltd., 1.00%, 9/05/12 (f)		400	484,000

			4,430,944

Indonesia — 0.0%
Bumi Investment Pte Ltd., 10.75%,
10/06/17 (d)		151	170,449

Ireland — 0.0%
Ono Finance II Plc, 10.88%,
7/15/19 (d)		150	160,500

Japan — 0.0%
The Mie Bank Ltd., 1.00%,
10/31/11 (f)	JPY	6,000	71,953
Nagoya Railroad Co. Ltd., 1.21%,
3/30/12 (c)(f)		2,000	23,865

			95,818

Luxembourg — 0.4%
Evraz Group SA:
8.88%, 4/24/13 (d)	USD	100	109,870
8.25%, 11/10/15		100	112,125
9.50%, 4/24/18 (d)		300	351,600
Intelsat Jackson Holdings SA,
7.25%, 4/01/21 (d)(h)		433	434,082
Subsea 7 SA, Series ACY, 2.25%,
10/11/13 (f)		100	123,000
TNK-BP Finance SA:
7.50%, 7/18/16 (d)		100	112,000
6.63%, 3/20/17 (d)		650	695,500
Series 2, 7.50%, 7/18/16		200	224,250

			2,162,427

Malaysia — 0.3%
Berjaya Land Bhd, 8.00%,
8/15/11 (f)	MYR	780	265,902
IOI Capital Bhd, Series IOI, 0.00%,
12/18/11 (c)(f)	USD	525	743,137
Johor Corp., Series P3, 1.00%,
7/31/12	MYR	1,741	725,716
Paka Capital Ltd., 4.60%, 3/12/13 (c)(f)	USD	100	100,910

			1,835,665

Mexico — 0.3%
BBVA Bancomer SA (d):
7.25%, 4/22/20		342	345,273
6.50%, 3/10/21		581	574,122
Pemex Project Funding Master Trust,
Series 13, 6.63%, 6/15/35		429	430,335
Petroleos Mexicanos, 6.00%,
3/05/20		666	706,959

			2,056,689

Norway — 0.0%
Subsea 7, Inc., 2.80%, 6/06/11 (f)		200	211,900

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Singapore — 1.2%
CapitaLand Ltd. (f):
2.10%, 11/15/16	SGD	1,000	$787,915
3.13%, 3/05/18		2,000	1,643,264
2.95%, 6/20/22		2,000	1,485,522
Keppel Land Ltd., 2.50%,
6/23/13 (f)		400	333,201
Olam International Ltd., 6.00%,
10/15/16 (f)	USD	900	1,158,119
Wilmar International Ltd.,
12/18/12 (c)(f)		400	515,000
Yanlord Land Group Ltd.:
5.85%, 7/13/14 (f)	SGD	750	611,315
9.50%, 5/04/17 (d)	USD	240	237,888
Ying Li International Real Estate
Ltd., 4.00%, 3/03/15	SGD	1,000	682,269

			7,454,493

South Korea — 0.5%
Hana Bank, 4.50%, 10/30/15 (d)	USD	100	102,989
Hyundai Capital Services Inc,
4.38%, 7/27/16 (d)		200	201,063
Hyundai Motor Manufacturing
Czech sro, 4.50%, 4/15/15 (d)		100	102,474
Korea Development Bank:
4.38%, 8/10/15		580	602,152
4.00%, 9/09/16		646	652,869
Korea Electric Power Corp.:
5.13%, 4/23/34		340	359,950
7.78%, 4/01/96 (i)		280	194,273
Zeus Cayman, 3.58%,
8/19/13 (c)(f)	JPY	75,000	910,676

			3,126,446

Spain — 0.1%
Telvent GIT SA, 5.50%,
4/15/15 (d)(f)	USD	569	661,462

Sweden — 0.1%
Svensk Exportkredit AB, 10.50%,
9/29/15 (j)	TRY	504	335,859

Switzerland — 0.2%
UBS AG, 4.88%, 8/04/20	USD	1,318	1,328,926

Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 8/14/19 (d)		115	139,438

United Arab Emirates — 0.4%
Abu Dhabi National Energy Co.,
6.50%, 10/27/36		100	95,750
Aldar Funding Ltd., 5.77%,
11/10/11 (f)		150	149,625
Dana Gas Sukuk Ltd., 7.50%,
10/31/12 (f)		2,030	1,839,444
Pyrus Ltd., 7.50%, 12/20/15 (d)(f)		300	304,500

			2,389,319

United Kingdom — 0.2%
BP Capital Markets Plc, 3.13%,
10/01/15		128	128,716
Essar Energy Plc, 4.25%, 2/01/16		600	582,000
Lloyds TSB Bank Plc, 13.00%,
1/29/49	GBP	300	616,012
Petropavlovsk 2010 Ltd., 4.00%,
2/18/15 (f)	USD	100	108,300

			1,435,028

United States — 3.0%
Advanced Micro Devices, Inc.:
6.00%, 5/01/15 (f)		1,078	1,111,687
8.13%, 12/15/17		91	94,640
Alberto-Culver Co., 5.15%, 6/01/20		57	58,887
Ally Financial, Inc., 4.50%, 2/11/14		955	955,000
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14 (f)		681	585,660
Building Materials Corp. of America,
6.88%, 8/15/18 (d)		70	71,575
CF Industries, Inc., 7.13%, 5/01/20		160	181,600
Calpine Corp. (d):
7.88%, 7/31/20		112	119,000
7.50%, 2/15/21		46	47,610
Chesapeake Energy Corp., 2.50%,
5/15/37 (f)		695	754,944
Consol Energy, Inc., 8.00%, 4/01/17		825	903,375
Cott Beverages, Inc., 8.13%, 9/01/18		46	49,105
Crown Cork & Seal Co., Inc.,
7.50%, 12/15/96		150	123,938
DJO Finance LLC, 9.75%,
10/15/17 (d)		45	47,250
DaVita, Inc.:
6.38%, 11/01/18		402	406,020
6.63%, 11/01/20		91	92,138
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		100	108,243
8.00%, 12/15/16		100	113,518
6.63%, 8/15/17		100	106,725
5.75%, 2/01/21		907	895,661
GCI, Inc., 7.25%, 2/15/14		144	145,440
Gilead Sciences, Inc. (f):
0.50%, 5/01/11		120	130,800
0.63%, 5/01/13		811	988,406
1.63%, 5/01/16 (d)		94	108,805
Grifols, Inc., 8.25%, 2/01/18 (d)		35	35,919
HSBC Finance Corp., 6.68%,
1/15/21 (d)		83	86,153
The Hertz Corp., 7.50%,
10/15/18 (d)		117	121,095
Hologic, Inc., 2.00%,
12/15/37 (f)(k)		1,057	1,285,576
Intel Corp. (f):
2.95%, 12/15/35		566	582,272
3.25%, 8/01/39		1,502	1,766,727
Intelsat Subsidiary Holding Co. Ltd.:
8.50%, 1/15/13		119	119,357
8.88%, 1/15/15		25	25,813
Interline Brands, Inc., 7.00%,
11/15/18		29	29,725
Kinetic Concepts, Inc., 3.25%,
4/15/15 (d)(f)		70	87,063

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	9

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

United States (concluded)
Kraft Foods, Inc., 4.13%, 2/09/16 USD		255	$264,570
Linn Energy LLC, 7.75%, 2/01/21 (d)		391	417,392
McMoRan Exploration Co. (f):
5.25%, 10/06/11		75	86,813
5.25%, 10/06/11 (d)		125	144,687
Mylan, Inc., 1.25%, 3/15/12 (f)		983	1,082,529
NRG Energy, Inc., 8.25%,
9/01/20 (d)		71	73,840
Omnicare, Inc., 3.75%,
12/15/25 (f)		704	905,431
Phibro Animal Health Corp., 9.25%,
7/01/18 (d)		33	35,228
Pinafore LLC, 9.00%,
10/01/18 (d)		46	49,910
Reliance Holdings USA, Inc.,
4.50%, 10/19/20 (d)		250	235,528
SBA Communications Corp. (f):
1.88%, 5/01/13		136	155,040
4.00%, 10/01/14 (d)		234	341,640
SM Energy Co., 3.50%, 4/01/27 (f)		133	190,356
SanDisk Corp., 1.00%, 5/15/13 (f)		1,162	1,140,212
SonoSite, Inc., 3.75%, 7/15/14 (f)		92	102,695
SunGard Data Systems, Inc., 7.38%,
11/15/18 (d)		320	327,200
Texas Industries, Inc., 9.25%,
8/15/20		184	198,720
Thermo Fisher Scientific, Inc.,
3.20%, 5/01/15		68	69,616
Valeant Pharmaceuticals International (d):
6.75%, 10/01/17		92	90,620
7.00%, 10/01/20		138	133,860

			18,385,614

Total Corporate Bonds – 9.0%			55,949,170

Floating Rate Loan Interests – (j)

Indonesia — 0.1%
PT Multi Daerah Bersaing, Term
Loan, 7.30%, 4/13/12		220	221,860

Spain — 0.1%
Globalspace Energy Investments
SA, Term Loan B, 8.30%, 12/01/15		493	493,000

United States — 0.1%
EchoStar DBS Corp., Bridge Loan,
2/22/12		627	1
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/30/15		824	840,106

			840,107

Total Floating Rate Loan Interests – 0.2%			1,554,967

Foreign Agency Obligations

Australian Government Bonds,
5.75%, 6/15/11	AUD	1,458	1,511,053
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	1,230	1,513,429
Series F, 10.00%, 1/01/17		7,327	3,976,869
Series F, 10.00%, 1/01/21		6,193	3,216,162
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	2,780	4,178,685
4.25%, 7/04/17		1,830	2,784,381
3.50%, 7/04/19		1,735	2,508,165
Series 07, 4.00%, 1/04/18		700	1,050,272
Series 08, 4.25%, 7/04/18		360	548,012
Canadian Government Bond:
4.00%, 6/01/16	CAD	635	694,550
3.50%, 6/01/20		758	792,167
Deutsche Bundesrepublik Inflation
Linked, Series I/L, 1.50%, 4/15/16 EUR		355	529,334
Export-Import Bank of Korea,
4.13%, 9/09/15	USD	900	923,575
Federal Republic of Germany,
1.50%, 9/21/12 (d)		1,500	1,522,102
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	3,400	465,374
2.03%, 3/18/13		10,900	1,436,134
Kreditanstalt fuer Wiederaufbau,
3.25%, 6/27/13 (f)	EUR	1,000	1,472,187
Malaysia Government Bond:
3.76%, 4/28/11	MYR	2,215	732,234
Series 0108, 3.46%, 7/31/13		2,768	918,049
Netherlands Government Bond,
3.75%, 7/15/14	EUR	295	436,762
New Zealand Government Bond,
Series 216, 4.50%, 2/14/16	NZD	425	504,073
Poland Government Bond, 3.00%,
8/24/16	PLN	1,200	516,403
Turkey Government Bond:
10.00%, 1/09/13	TRY	180	118,617
10.50%, 1/15/20		2,250	1,557,754
4.00%, 4/01/20		561	404,881
Ukraine Government International Bond (d):
6.88%, 9/23/15	USD	70	72,450
7.75%, 9/23/20		184	189,750
United Kingdom Gilt:
9.00%, 7/12/11	GBP	1,911	3,138,221
4.75%, 3/07/20		3,434	5,990,448
Vietnam Government International
Bond, 6.75%, 1/29/20	USD	319	330,962

Total Foreign Agency Obligations – 7.1%			44,033,055

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed
Securities — 0.2%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN,
18.26% (d)(j)	USD	1,381,249	$1,306,858

Total Non-Agency Mortgage-Backed
Securities – 0.2%			1,306,858

U.S. Treasury Obligations

U.S. Treasury Inflation Indexed
Bonds, 2.38%, 1/15/27		907	1,010,333
U.S. Treasury Notes:
2.13%, 11/30/14		2,707	2,756,276
2.63%, 12/31/14		4,499	4,658,179
2.25%, 1/31/15		3,590	3,664,044
2.38%, 2/28/15 (l)		5,098	5,222,289
2.50%, 3/31/15		4,474	4,601,598
2.63%, 2/29/16		1,020	1,040,718
3.50%, 5/15/20		10,174	10,311,046
2.63%, 8/15/20		7,447	6,985,935
2.63%, 11/15/20		3,142	2,931,599

Total U.S. Treasury Obligations – 7.0%			43,182,017

Total Fixed Income Securities – 23.5%			146,081,067

Investment Companies		Shares

South Korea — 0.1%
iShares MSCI South Korea Index
Fund (m)		4,900	315,315

United States — 3.9%
Consumer Staples Select Sector
SPDR Fund		17,972	538,082
ETFS Gold Trust (a)		16,100	2,297,470
ETFS Palladium Trust (a)		5,500	418,165
ETFS Platinum Trust (a)		4,600	808,496
Energy Select Sector SPDR Fund		44,848	3,579,319
Financial Select Sector SPDR Fund		53,314	874,883
Health Care Select Sector SPDR Fund		17,783	589,151
iShares Dow Jones U.S. Telecommunications
Sector Index Fund (m)		5,555	132,320
iShares Gold Trust (a)(m)		142,968	2,002,981
iShares Silver Trust (a)(m)		45,577	1,676,778
SPDR Gold Trust (a)(b)		69,428	9,707,423
SPDR KBW Regional Banking ETF		11,462	304,889
Technology Select Sector SPDR Fund		28,500	742,995
Utilities Select Sector SPDR Fund		21,900	698,610
Vanguard Telecommunication
Services ETF		300	20,571

			24,392,133

Vietnam — 0.0%
Vietnam Enterprise Investments
Ltd., R Shares (a)		31,875	59,287
Vinaland Ltd. (a)		183,400	171,479

			230,766

Total Investment Companies – 4.0%			24,938,214

Preferred Securities

Preferred Stocks

Switzerland — 0.1%
UBS AG, 9.38% (f)		11,350	322,794

United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		12,200	332,816

United States — 0.5%
Bunge Ltd., 4.88% (f)		424	44,477
Chesapeake Energy Corp.,
5.75% (d)(f)		1,197	1,615,950
General Motors Co., 4.75%		17,700	853,140
Health Care Reit Inc., 6.50% (a)(f)		8,100	422,010
SandRidge Energy, Inc.,
7.00% (a)(d)(f)		3,000	556,875
XL Group Plc, 10.75% (f)		2,945	99,070

			3,591,522

Total Preferred Stocks – 0.7%			4,247,132

Trust Preferreds

United States — 0.2%
Citigroup Capital XIII, 7.88% (f)(j)		6,263	169,585
GMAC Capital Trust I, Series 2,
8.13% (f)(j)		32,000	810,764
Omnicare Capital Trust II,
Series B, 4.00% (f)		3,000	135,000

Total Trust Preferreds – 0.2%			1,115,349

Total Preferred Securities – 0.9%			5,362,481

Warrants (n)

Canada — 0.0%
Kinross Gold Corp. (Expires
9/13/13)		6,330	9,337

United States — 0.0%
Bank of America Corp. (Expires
1/16/19)		14,358	110,126
Citigroup Inc. (Expires 10/28/18)		19,800	3,762
Ford Motor Co. (Expires 1/01/13)		28,529	182,015

			295,903

Total Warrants – 0.0%			305,240

Total Long-Term Investments
(Cost – $511,690,870) – 91.4%			567,894,570

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	11

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities		Shares	Value

Money Market Funds — 0.0%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.14% (m)(o)		52,110	$52,110

		Par (000)

Foreign Government Obligations — 0.6%
Mexico — 0.6%
Mexican Cetes (p):
6.09%, 8/11/11	MXN	24,488	2,025,197
5.39%, 9/08/11		9,877	814,142
4.75%, 9/22/11		14,524	1,194,536

			4,033,875

Time Deposits — 0.1%
Australia — 0.0%
Brown Brothers Harriman & Co.,
3.60%, 4/01/11	AUD	39	40,682

Canada — 0.0%
Brown Brothers Harriman & Co.,
0.26%, 4/01/11	CAD	4	3,726

Japan — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 4/01/11	JPY	1,592	19,203

United Kingdom — 0.1%
Citibank NA, 0.12%, 4/01/11	GBP	84	134,649

			198,260

U.S. Treasury Obligations — 7.4%
U.S. Treasury Bills (p):
0.13%, 4/07/11	USD	1,605	1,604,965
0.12%, 4/21/11		10,309	10,308,265
0.08%, 4/28/11		2,920	2,919,825
0.10%, 6/30/11		1,200	1,199,715
0.07%, 6/16/11		650	649,912
0.11%, 5/05/11		9,799	9,797,755
0.07%, 4/14/11		19,450	19,449,142

			45,929,579

Total Short-Term Securities
(Cost – $50,162,156) – 8.1%			50,213,824

Options Purchased		Contracts

Exchange-Traded Call Options — 0.0%
General Mills, Inc., Strike Price USD
38.00, Expires 7/16/11		69	4,692
Google, Inc. Class A, Strike Price
USD 575.00, Expires 6/18/11		10	33,600
Quicksilver Resources, Inc., Strike
Price USD 15.00, Expires 4/16/11		156	1,560

			39,852

Exchange-Traded Put Options — 0.0%
SPDR Gold Trust:
Strike Price USD 130.00,
Expires 4/16/11		75	863
Strike Price USD 127.00,
Expires 9/17/11		83	15,396
Strike Price USD 132.00,
Expires 9/30/11		105	35,962
Strike Price USD 125.00,
Expires 1/21/12		110	38,225

			90,446

Over-the-Counter Put Options — 0.0%
KOSPI Index, Strike Price KRW
230.71, Expires 12/08/11, Broker
Citibank NA		19	6,133
SPDR Gold Trust, Strike Price USD
129.11, Expires 1/20/12, Broker
JPMorgan Chase Bank NA		7,292	33,982

			40,115

Total Options Purchased
(Cost – $387,225) – 0.0%			170,413

Total Investments Before Structured
Options, Investments Sold Short and
Options Written
(Cost – $562,240,251*) – 99.5%			618,278,807

Over-the-Counter Structured Options		Units

DJ Euro Stoxx 50 Index:
Expires 7/07/11, Broker Credit Suisse
International (q)		355	4,776
Expires 8/05/11, Broker Credit Suisse
International (r)		369	17,894
Expires 9/16/11, Broker JPMorgan
Chase Bank NA (s)		153	40,271
Expires 12/16/11, Broker UBS AG (t)		310	(535)
MSCI EM Index, Expires 12/14/11, Broker
JPMorgan Chase Bank NA (u)		753	28,969
MSCI Europe excluding UK Index:
Expires 9/01/11, Broker Deutsche
Bank AG (v)		2,083	15,059
Expires 9/16/11, Broker Goldman
Sachs Bank USA (w)		3,645	25,224
Expires 9/16/11, Broker Goldman
Sachs Bank USA (x)		6,430	73,625
Expires 9/16/11, Broker Goldman
Sachs Bank USA (y)		7,290	59,487
S&P 500 Index, Expires 3/16/12,
Broker JPMorgan Chase Bank NA (z)		1,615	22,529
Taiwan Taiex Index Link:
Expires 12/19/11, Broker
Citibank NA (aa)		2,077	(65,266)
Expires 12/21/11, Broker
Citibank NA (ab)		4,705	(6,849)

Total Over-the-Counter Structured
Options
(Cost – $0) – 0.0%			215,184

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value

Japan — (0.1)%
Nissan Motor Co., Ltd.	35,300	$(313,571)

Total Investments Sold Short (Proceeds – $295,251) – (0.0)%		(313,571)

Options Written	Contracts

Exchange-Traded Call Options — (0.1)%
Advanced Micro Devices, Inc., Strike
Price USD 10.00, Expires 1/21/12	255	(21,930)
Agrium, Inc., Strike Price USD 95.00,
Expires 4/16/11	1	(120)
Apple, Inc., Strike Price USD 340.00,
Expires 4/16/11	4	(4,910)
Cephalon, Inc., Strike Price USD
65.00, Expires 1/21/12	23	(28,980)
Cisco Systems, Inc.:
Strike Price USD 17.50, Expires
1/21/12	161	(24,070)
Strike Price USD 20.00, Expires
1/21/12	370	(24,790)
Corning, Inc., Strike Price USD 20.00,
Expires 5/21/11	173	(22,230)
Dell, Inc.:
Strike Price USD 16.00, Expires
8/20/11	86	(4,128)
Strike Price USD 15.00, Expires
1/21/12	60	(8,460)
EOG Resources, Inc., Strike Price
USD 100.00, Expires 1/21/12	19	(46,930)
Google, Inc. Class A, Strike Price
USD 625.00, Expires 6/18/11	10	(11,300)
Marvell Technology Group Ltd.,
Strike Price USD 17.50, Expires
1/21/12	197	(24,625)
SM Energy Co.:
Strike Price USD 65.00, Expires
8/20/11	20	(24,500)
Strike Price USD 80.00, Expires
11/19/11	38	(23,370)
SanDisk Corp., Strike Price USD
46.00, Expires 10/22/11	73	(43,070)
Sara Lee Corp., Strike Price USD
18.00, Expires 7/16/11	561	(37,867)
Symantec Corp., Strike Price USD
17.50, Expires 1/21/12	123	(28,905)
United Technologies Corp., Strike
Price USD 80.00, Expires 1/21/12	41	(35,260)

		(415,445)

Exchange-Traded Put Options — 0.0%
General Mills, Inc.:
Strike Price USD 33.00, Expires
4/16/11	18	(18)
Strike Price USD 34.00, Expires
4/16/11	18	(90)
Strike Price USD 34.00, Expires
7/16/11	69	(4,347)
Google, Inc. Class A, Strike Price
USD 560.00, Expires 6/18/11	10	(15,650)
Quicksilver Resources, Inc., Strike
Price USD 14.00, Expires 4/16/11	156	(2,730)
SPDR Gold Trust:
Strike Price USD 120.00, Expires
9/30/11	210	(21,000)
Strike Price USD 105.00, Expires
1/21/12	130	(9,750)
Urban Outfitters, Inc., Strike Price
USD 27.00, Expires 9/17/11	115	(18,400)
Visa, Inc., Strike Price USD 65.00,
Expires 6/18/11	127	(13,525)

		(85,510)

Over-the-Counter Call Options — 0.0%
Hutchison Whampoa Ltd.:
Strike Price HKD 97.60, Expires
4/07/11	21,100	(600)
Strike Price HKD 97.50, Expires
6/29/11	32,000	(13,404)
Kraft Foods, Inc., Strike
Price USD 34.00, Expires 1/20/12,
Broker Deutsche Bank AG	19,161	(12,649)

		(26,653)

Over-the-Counter Put Options — 0.0%
Beiersdorf AG:
Strike Price EUR 38.00, Expires
12/16/11, Broker JPMorgan
Chase Bank NA	4,892	(7,393)
Strike Price EUR 38.00, Expires
1/20/12, Broker JPMorgan Chase
Bank NA	2,795	(4,792)
DJ Euro Stoxx 50 Index:
Strike Price USD 2,761.62,
Expires 9/16/11, Broker JPMorgan
Chase Bank NA	368	(52,666)
Strike Price USD 2,540.25 Expires
1/20/12, Broker Credit Suisse
International	354	(46,867)
S&P 500 Index, Strike Price USD
988.57, Expires 12/08/11, Broker
JPMorgan Chase Bank	348	(5,711)

		(117,429)

Total Options Written
(Premiums Received – $724,393) – (0.1)%		(645,037)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	13

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

Value

Total Investments, Net of Structured Options,
Investments Sold Short and Options Written – 99.4%	$617,535,383
Other Assets Less Liabilities – 0.6%	3,723,983

Net Assets – 100.0%	$621,259,366

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$564,403,510

Gross unrealized appreciation	$64,450,300
Gross unrealized depreciation	(10,575,003)

Net unrealized appreciation	$53,875,297

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding options written.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Convertible security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation

Barclays Capital	$434,082	$1,083

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(j)	Variable rate security. Rate shown is as of report date.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(m)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income

BlackRock Liquidity Funds, TempFund,
Institutional Class	14,597	37,513	[1]	—	52,110	$52,110	—	$134
iShares Dow Jones U.S.
Telecommunication Sector Index Fund	5,555	—		—	5,555	$132,320	—	$909
iShares Gold Trust	—	142,968		—	142,968	$2,002,981	—	—
iShares MSCI Brazil (free) Index Fund	5,780	—		(5,780)	—	—	(16,190)	$1,147
iShares MSCI South Korea Index Fund	—	4,900		—	4,900	$315,315	—	—
iShares Silver Trust	28,577	17,000		—	45,577	$1,676,778	—	—

[1] Represents net shares purchased.

(n)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Represents the current yield as of report date.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(q)

CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,803.75. Each unit contains (a) one written put on the index at a strike price of 2,523.375 and (b) one call option on the index with a strike of 2,943.9375. The Portfolio holds 355 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $4,776 based on a price of $13.4544 per unit. The option expires on July 7, 2011.

(r)

CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,819.34. Each unit contains (a) one written put on the index at a strike price of 2,650.18 and (b) one call option on the index with a strike of 2,819.34. The Portfolio holds 369 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $17,894 based on a price of $48.4927 per unit. The option expires on August 5, 2011.

(s)

JP Morgan Chase DJ Euro Stoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,622.91. Each unit contains (a) one written put on the index at a strike price of 2,461.601 and (b) 1.1 call option on the index with a strike of 2,622.91. The Portfolio holds 153 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $40,271 based on a price of $264.0896 per unit. The option expires on September 16, 2011.

(t)

UBS DJ Euro Stoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,901.28. Each unit contains (a) one written put on the index at a strike price of 2,437.08 and (b) one call option on the index with a strike of 3,069.55. The Portfolio holds 310 units of the structure. On March 31, 2011, the EuroStoxx 50 Index was 2,910.91. At this time, the value of the structured option was $(535) based on a price of $(0.7227) per unit. The option expires on December 16, 2011.

(u)

JP Morgan Chase MSCI EM Structured Option is issued in units. Each unit represents a structure based on the MSCI EM Index. Each unit contains (a) one written put on the index at a strike price of 1,128.89 and (b) one call option on the index with a strike of 1,128.89. The Portfolio holds 753 units of the structure. On March 31, 2011, the MSCI EM Index was 1,170.87. At this time, the value of the structured option was $28,969 based on a price of $38.473 per unit. The option expires on December 14, 2011.

(v)

DB MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.017. Each unit contains (a) one written put on the index at a strike price of 90.7361 and (b) one call option on the index with a strike of 96.017. The Portfolio holds 2,083 units of the structure. On March 31, 2011, the MSCI Europe ex UK Index was 104.00. At this time, the value of the structured option was $15,059 based on a price of $7.2293 per unit. The option expires on September 1, 2011.

(w)

Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 89.9707 and (b) one call option on the index with a strike of 96.02. The Portfolio holds 3,645 units of the structure. On March 31, 2011, the MSCI Europe ex UK Index was 104.00. At this time, the value of the structured option was $25,224 based on a price of $6.92 per unit. The option expires on September 16, 2011.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	15

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(x)

Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 93.31. Each unit contains (a) one written put on the index at a strike price of 93.31 and (b) 1.29 call options on the index with a strike of 93.31. The Portfolio holds 6,430 units of the structure. On March 31, 2011, the MSCI Europe ex UK Index was 104.00. At this time, the value of the structured option was $73,625 based on a price of $11.45 per unit. The option expires on September 16, 2011.

(y)

Goldman Sachs MSCI Europe ex UK Structured Option is issued in units. Each unit represents a structure based on the MSCI Europe ex UK Index, with an initial reference strike of 96.02. Each unit contains (a) one written put on the index at a strike price of 96.02 and (b) 1.29 call options on the index with a strike of 96.02. The Portfolio holds 7,290 units of the structure. On March 31, 2011, the MSCI Europe ex UK Index was 104.00. At this time, the value of the structured option was $59,487 based on a price of $8.16 per unit. The option expires on September 16, 2011.

(z)

JP Morgan Chase S&P 500 Structured Option is issued in units. Each unit represents a structure based on the S&P 500 Index. Each unit contains (a) one written put on the index at a strike price of 1,131.30 and (b) one call option on the index with a strike of 1,379.67. The Portfolio holds 1,615 units of the structure. On March 31, 2011, the S&P 500 Index was 1,325.83. At this time, the value of the structured option was $22,529 based on a price of $13.95 per unit. The option expires on March 16, 2012.

(aa)

Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index, with an initial reference strike of TWD8,571.8153. Each unit contains (a) one written put on the index at a strike price of USD243.4051 and (b) 1.35 call option on the index with a strike of USD290.8066. The Portfolio holds 2,077 units of the structure. On March 31, 2011, the Taiex Index was 8,683.30. At this time, the value of the structured option was $(65,266) based on a price of $(3.297) per unit. The option expires on December 19, 2011.

(ab)

Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index. Each unit contains (a) one written put on the index at a strike price of 8,400.00 and (b) 1.35 call option on the index with a strike of 9,000.00. The Portfolio holds 4,705 units of the structure. On March 31, 2011, the Taiex Index was 8,683.30. At this time, the value of the structured option was $(6,849) based on a price of $(1.4556) per unit. The option expires on December 21, 2011.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

9	CAC 40 10 Euro	Matif (Paris)	April 2011	$471,913	$27,533
2	DAX Index 25 Euro	Eurex	June 2011	$465,976	29,764
45	DJ Euro Stoxx 50 Index	Eurex	June 2011	$1,688,913	90,470
10	EMINI MSCI EAFE	Chicago Mercantile	June 2011	$813,924	29,575
15	FTSE 100 Index	NYSE LIFFE London	June 2011	$1,361,143	58,018
2	NIKKEI 225 Index	Chicago Mercantile	June 2011	$127,452	(9,869)
1	S&P/TSE 60 Index	Chicago Mercantile	June 2011	$156,731	6,171

					$231,662

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	82,404	USD	10,590	Brown Brothers Harriman & Co.	4/01/2011	$3
IDR	747,822,764	USD	85,838	Brown Brothers Harriman & Co	4/01/2011	44
JPY	7,071,647	USD	85,190	Brown Brothers Harriman & Co.	4/01/2011	(174)
MYR	53,709	USD	17,752	Brown Brothers Harriman & Co.	4/01/2011	(19)
USD	6,124	JPY	505,116	Brown Brothers Harriman & Co.	4/01/2011	52
USD	530	KRW	584,500	Brown Brothers Harriman & Co.	4/01/2011	(3)
USD	6,757	MYR	20,445	Brown Brothers Harriman & Co.	4/01/2011	7
THB	749,947	USD	24,734	Brown Brothers Harriman & Co.	4/01/2011	61
AUD	7,902	USD	8,153	Credit Suisse International	4/01/2011	21
EUR	227,200	USD	315,126	Credit Suisse International	4/01/2011	6,861
JPY	65,245,000	USD	794,450	Credit Suisse International	4/01/2011	(10,067)
SGD	83,473	USD	66,143	Credit Suisse International	4/01/2011	79
USD	319,593	EUR	227,200	Credit Suisse International	4/01/2011	(2,395)
USD	800,000	JPY	62,220,000	Credit Suisse International	4/01/2011	51,984
EUR	578,871	USD	802,420	Deutsche Bank AG	4/01/2011	17,956
JPY	115,146,776	USD	1,410,076	Deutsche Bank AG	4/01/2011	(25,767)
USD	813,702	EUR	578,871	Deutsche Bank AG	4/01/2011	(6,674)
USD	1,422,043	JPY	118,171,776	Deutsche Bank AG	4/01/2011	1,368
EUR	675,320	USD	936,716	JPMorgan Chase Bank NA	4/01/2011	20,347
USD	951,796	EUR	675,320	JPMorgan Chase Bank NA	4/01/2011	(5,267)
JPY	248,760,478	USD	3,042,945	UBS AG	4/01/2011	(52,316)
USD	2,996,392	JPY	248,760,478	UBS AG	4/01/2011	5,764
BRL	2,319	USD	1,426	Brown Brothers Harriman & Co.	4/04/2011	(6)
IDR	885,477,861	USD	101,674	Brown Brothers Harriman & Co.	4/04/2011	18
MYR	22,160	USD	7,327	Brown Brothers Harriman & Co.	4/04/2011	(11)
SGD	167	USD	132	Brown Brothers Harriman & Co.	4/04/2011	—
USD	40,581	AUD	39,297	Brown Brothers Harriman & Co.	4/04/2011	(67)
USD	3,727	CAD	3,622	Brown Brothers Harriman & Co.	4/04/2011	(8)
USD	31,292	JPY	2,596,961	Brown Brothers Harriman & Co.	4/04/2011	71
USD	7,387	MYR	22,364	Brown Brothers Harriman & Co.	4/04/2011	3
KRW	2,783,490,000	USD	2,505,585	Deutsche Bank AG	4/04/2011	30,395
USD	1,683,070	KRW	1,855,660,000	Deutsche Bank AG	4/04/2011	(8,584)
KRW	1,026,045,000	USD	924,585	UBS AG	4/04/2011	10,224
USD	621,168	KRW	684,030,000	UBS AG	4/04/2011	(2,406)
IDR	1,028,026,777	USD	118,191	Brown Brothers Harriman & Co.	4/05/2011	(148)
THB	2,413	USD	80	Brown Brothers Harriman & Co.	4/05/2011	—
ZAR	221,379	USD	32,494	Credit Suisse International	4/05/2011	226
ZAR	4,760	USD	703	Brown Brothers Harriman & Co.	4/06/2011	—
EUR	2,219,850	USD	3,085,592	Barclays Bank PLC	4/07/2011	60,203
ZAR	719,085	USD	103,778	Barclays Bank PLC	4/07/2011	(2,472)
CHF	4,077,225	USD	4,365,337	JPMorgan Chase Bank NA	4/07/2011	73,749
EUR	1,409,270	USD	1,958,942	UBS AG	4/07/2011	38,163

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	17

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Foreign currency exchange contracts as of March 31, 2011 (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	493,500	USD	685,965	Barclays Bank PLC	4/08/2011	$13,371
CHF	732,461	EUR	566,920	Credit Suisse International	4/08/2011	(5,906)
EUR	659,400	USD	916,566	Credit Suisse International	4/08/2011	17,866
JPY	65,423,523	USD	799,310	Deutsche Bank AG	4/08/2011	(12,764)
CHF	943,047	EUR	729,760	UBS AG	4/08/2011	(7,388)
EUR	736,871	USD	1,027,935	Deutsche Bank AG	4/14/2011	16,164
CHF	1,013,885	USD	1,120,727	JPMorgan Chase Bank NA	4/14/2011	(16,811)
EUR	912,420	USD	1,272,826	UBS AG	4/14/2011	20,015
CAD	1,120,287	USD	1,139,180	Credit Suisse International	4/15/2011	16,006
GBP	1,107,749	USD	1,778,591	Credit Suisse International	4/15/2011	(1,756)
CAD	741,494	USD	753,237	Deutsche Bank AG	4/15/2011	11,356
NOK	6,749,130	USD	1,200,000	Deutsche Bank AG	4/15/2011	19,708
NOK	6,912,390	USD	1,223,004	UBS AG	4/15/2011	26,209
EUR	2,046,800	USD	2,893,152	Credit Suisse International	4/21/2011	6,655
EUR	807,163	USD	1,145,768	Deutsche Bank AG	4/21/2011	(2,218)
EUR	549,775	USD	780,152	UBS AG	4/21/2011	(1,258)
CHF	691,113	EUR	533,620	Credit Suisse International	4/28/2011	(3,361)
EUR	454,000	USD	639,232	Credit Suisse International	4/28/2011	3,890
EUR	450,200	USD	633,924	JPMorgan Chase Bank NA	4/28/2011	3,814
CHF	922,675	EUR	712,980	UBS AG	4/28/2011	(5,290)
EUR	227,200	USD	319,443	Credit Suisse International	4/29/2011	2,395
EUR	578,871	USD	813,314	Deutsche Bank AG	4/29/2011	6,681
EUR	675,320	USD	951,344	JPMorgan Chase Bank NA	4/29/2011	5,275
JPY	118,171,776	USD	1,422,351	Deutsche Bank AG	5/06/2011	(1,437)
JPY	248,760,478	USD	2,996,934	UBS AG	5/06/2011	(5,802)
SGD	1,159,380	USD	900,000	Citibank NA	5/16/2011	19,841
TWD	14,797,500	USD	500,000	Citibank NA	5/16/2011	3,637
USD	513,001	TWD	14,797,500	JPMorgan Chase Bank NA	5/16/2011	9,363
USD	1,990,108	MXN	24,488,310	UBS AG	8/11/2011	(44,299)
USD	807,611	MXN	9,876,920	Credit Suisse International	9/08/2011	(10,641)
SGD	1,013,280	USD	800,000	JPMorgan Chase Bank NA	9/12/2011	4,181
USD	796,259	MXN	9,692,070	Credit Suisse International	9/22/2011	(5,559)
USD	393,652	MXN	4,832,350	UBS AG	9/22/2011	(6,125)
CNY	10,255,600	USD	1,600,000	Credit Suisse International	3/12/2012	(6,902)

Total						$270,125

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Total return swaps outstanding as of March 31, 2011 were as follows:

Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

0.00%(1)	Credit Suisse International	6/16/11	$766	$31,360	(2)
0.68%(3)	BNP Paribas SA	1/12/12	$739	20,060	(4)

Total				$51,420

(1)Based on the overnight MosPrime Rate.

(2)Based on the change in the return of the RTS Index Future.

(3)Based on the 3-month LIBOR plus 0.38%.

(4)Based on the change in the return of the MSCI Daily Total Return Net Emerging Markets USD Index.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$547,885	—	—	$547,885
Australia	—	$7,816,192	—	7,816,192
Austria	—	159,458	—	159,458
Belgium	491,952	—	—	491,952
Brazil	14,344,349	—	—	14,344,349
Canada	16,896,592	—	—	16,896,592
Chile	863,463	—	—	863,463
China	397,614	7,979,945	—	8,377,559
Czech Republic	—	460,334	—	460,334
Egypt	—	372,913	—	372,913
Finland	31,487	944,868	—	976,355
France	1,159,663	8,285,394	—	9,445,057
Germany	351,842	7,493,228	—	7,845,070
Hong Kong	—	4,109,127	—	4,109,127
India	—	5,265,451	—	5,265,451
Indonesia	—	810,099	—	810,099
Israel	1,264,061	—	—	1,264,061
Italy	—	3,160,978	—	3,160,978
Japan	264,443	37,967,627	—	38,232,070
Kazakhstan	967,500	—	—	967,500
Luxembourg	163,489	—	—	163,489
Malaysia	—	3,498,175	—	3,498,175
Mexico	1,065,446	—	—	1,065,446
Netherlands	604,858	2,059,834	—	2,664,692
Norway	—	1,217,458	—	1,217,458
Philippines	240,750	—	—	240,750
Poland	—	162,931	—	162,931
Russia	5,460,780	3,164,812	—	8,625,592
Singapore	—	4,778,161	—	4,778,161
South Africa	1,307,137	333,942	—	1,641,079

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	19

Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks:
South Korea	$1,011,161	$4,072,112	—	$5,083,273
Spain	206,804	2,891,916	—	3,098,720
Switzerland	1,644,428	5,054,368	—	6,698,796
Taiwan	752,826	5,453,503	—	6,206,329
Thailand	1,880,135	20,063	—	1,900,198
Turkey	—	1,828,919	—	1,828,919
United Kingdom	4,133,782	12,435,675	—	16,569,457
United States	203,357,638	—	—	203,357,638
Asset-Backed Securities	—	—	$55,000	55,000
Corporate Bonds	—	54,090,955	1,858,215	55,949,170
Floating Rate Loan Interests	—	493,000	1,061,967	1,554,967
Foreign Agency Obligations	—	44,033,055	—	44,033,055
Non-Agency Mortgage-Backed
Securities	—	1,306,858	—	1,306,858
U.S. Treasury Obligations	—	43,182,017	—	43,182,017
Investment Companies	24,938,214	—	—	24,938,214
Preferred Stocks	3,690,257	556,875	—	4,247,132
Trust Preferreds	304,585	810,764	—	1,115,349
Warrants	305,240	—	—	305,240

Short-Term Securities:
Money Market Funds	52,110	—	—	52,110
Foreign Government Obligations	—	4,033,875	—	4,033,875
Time Deposits	—	198,260	—	198,260
U.S. Treasury Obligations	—	45,929,579	—	45,929,579
Liabilities:
Investments in Securities:
Investments Sold Short	—	(313,571)	—	(313,571)

Total	$288,700,491	$326,119,150	$2,975,182	$617,794,823

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$279,823	$111,203	$310,917	$701,943
Interest rate contracts	—	31,360	—	31,360
Foreign currency exchange contracts	—	524,026	—	524,026
Liabilities:
Equity contracts	(214,147)	(321,511)	(174,003)	(709,661)
Foreign currency exchange contracts	—	(253,901)	—	(253,901)

Total	$65,676	$91,177	$136,914	$293,767

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

20	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Foreign Agency Obligations	Total

Assets:
Balance, as of
December 31, 2010	$50,000	$12,065	$2,636,487	$1,095,888	$7,487,993	$11,282,433
Accrued discounts/
premiums	102	—	(444)	200	—	(142)
Net realized gain
(loss)	—	—	34,137	411	—	34,548
Net change in
unrealized
appreciation/
depreciation[2]	4,898	—	(36,733)	11,123	—	(20,712)
Purchases	—	—	313,005	—	—	313,005
Sales	—	—	(276,542)	(45,655)	—	(322,197)
Transfers in3	—	—	—	—	—	—
Transfers out[3]	—	(12,065)	(811,695)	—	(7,487,993)	(8,311,753)

Balance, as of
March 31, 2011	$55,000	—	$1,858,215	$1,061,967	—	$2,975,182

[2]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2011 was $10,121.

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Equity Contracts

	Assets	Liabilities	Total

Balance, as of
December 31, 2010	$293,346	$(114,070)	$179,276
Accrued discounts/
premium	—	—	—
Net realized gain (loss)	19,200	—	19,200
Net change in
unrealized
appreciation/
depreciation[3]	(23,568)	25,713	2,145
Purchases	—	—	—
Issuances[4]	27,601	(98,835)	(71,234)
Sales	—		—
Settlements[5]	(5,662)	13,189	7,527
Transfers in6	—	—	—
Transfers out[6]	—	—	—

Balance, as of
March 31, 2011	$310,917	$(174,003)	$136,914

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held at March 31, 2011 was $22,113.

[4]	Issuances represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[6]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	21

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Capital Markets — 0.7%

CDP Financial, Inc., 3.00%, 11/25/14 (a) USD	USD	735	$749,210

Commercial Banks — 6.8%
BNP Paribas Home Loan Covered Bonds
SA, 2.20%, 11/02/15 (a)		780	749,585
Bank Nederlandse Gemeenten (a):
1.50%, 3/28/14		870	864,117
1.75%, 10/06/15		1,000	966,130
Bank of Nova Scotia, 1.65%, 10/29/15 (a)		1,175	1,123,755
Canadian Imperial Bank of Commerce,
2.75%, 1/27/16 (a)		470	470,601
DnB NOR Boligkreditt (a):
2.10%, 10/14/15		315	304,869
2.90%, 3/29/16		805	800,154
Eksportfinans ASA:
0.50%, 4/05/13 (b)(c)		200	200,000
2.00%, 9/15/15		795	777,683
Royal Bank of Canada, 3.13%, 4/14/15 (a)		1,255	1,286,743

			7,543,637

Electric Utilities — 0.3%
Hydro-Quebec, 8.40%, 1/15/22		225	304,953

Thrifts & Mortgage Finance — 0.5%
Cie de Financement Foncier (a):
2.25%, 3/07/14		200	199,993
2.50%, 9/16/15		400	387,328

			587,321

Total Corporate Bonds – 8.3%			9,185,121

Foreign Agency Obligations

Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13		220	221,579
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		45	48,006
Series E, 5.25%, 7/02/12		160	169,096
Qatar Government International
Bond, 4.00%, 1/20/15 (a)		260	268,450

Total Foreign Agency Obligations – 0.7%			707,131

Non-Agency Mortgage-Backed
Securities

Collateralized Mortgage
Obligations — 0.0%
Residential Funding Mortgage
Securities I, Series 2007-S2, Class
A3, 6.00%, 2/25/37		18	18,179

Total Non-Agency Mortgage-Backed
Securities – 0.0%			18,179

U.S. Government Sponsored Agency
Securities

Agency Obligations — 4.1%
Fannie Mae, 1.63%, 10/26/15		2,265	2,203,945
Freddie Mac:
1.13%, 12/15/11		2,100	2,112,123
3.53%, 9/30/19		250	246,654

			4,562,722

Collateralized Mortgage
Obligations — 4.2%
Freddie Mac Mortgage-Backed
Securities, Series 3207, Class NB,
6.00%, 11/15/30		7	7,271
Ginnie Mae Mortgage-Backed Securities (c):
Series 2004-43, Class Z, 4.50%, 6/16/44		2,370	2,005,922
Series 2004-45, Class Z, 5.69%, 6/16/45		2,571	2,648,328

			4,661,521

Federal Deposit Insurance
Corporation Guaranteed — 0.8%
General Electric Capital Corp.:
2.00%, 9/28/12		700	714,409
2.13%, 12/21/12		195	199,606

			914,015

Interest Only Collateralized Mortgage
Obligations — 1.6%
Ginnie Mae Mortgage-Backed Securities (c):
Series 2002-83, Class IO, 1.57%,
10/16/42		17,361	180,157
Series 2003-17, Class IO, 1.24%,
3/16/43		19,398	289,007
Series 2003-109, Class IO, 1.10%,
11/16/43		13,821	203,018
Series 2004-9, Class IO, 1.38%,
3/16/34		6,902	137,149
Series 2004-77, Class IO, 1.07%,
9/16/44		48,539	927,391
Series 2007-23, Class ST, 5.96%,
4/20/37		27	3,131
Series 2009-92, Class SC, 5.86%,
10/16/39		191	22,762

			1,762,615

Mortgage-Backed Securities — 197.3%
Fannie Mae Mortgage-Backed Securities:
3.05%, 3/01/41 (c)		200	203,458
3.15%, 3/01/41 (c)		300	305,832
3.32%, 12/01/40 (c)		291	295,818
3.50%, 1/01/26 - 3/01/26		3,168	3,180,681
4.00%, 4/01/26 - 4/15/41		66,160	65,160,772
4.50%, 4/15/26 - 5/15/41		37,786	38,442,228
5.00%, 4/15/26 - 5/15/41		22,134	23,169,072
5.50%, 11/01/21 - 5/15/41 (d)		42,505	45,536,040
6.00%, 4/01/35 - 4/15/41		10,960	11,930,772
6.50%, 4/15/41		3,100	3,474,421
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/13/41 (e)		4,400	4,320,250
3.06%, 2/01/41 (c)(e)		300	306,043
4.50%, 12/01/40 - 4/01/41 (e)		7,263	7,385,120
5.00%, 7/01/35 - 4/15/41 (e)		10,243	10,723,322

Portfolio Abbreviation

LIBOR	London InterBank Offered Rate

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency		Par
Securities		(000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed
Securities (concluded):
5.50%, 4/15/41	USD	900	$959,906
8.00%, 3/01/30 - 6/01/31 (e)		28	31,874
Ginnie Mae Mortgage-Backed Securities:
4.00%, 4/01/41		2,000	2,000,000
5.50%, 4/15/41		100	108,281
6.00%, 4/15/41		1,000	1,100,000

			218,633,890

Total U.S. Government Sponsored
Agency Securities – 208.0%			230,534,763

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 8/15/21		1,705	2,396,057
6.25%, 8/15/23		1,370	1,701,369
3.88%, 8/15/40		5	4,474
4.25%, 11/15/40 (f)		125	119,551
4.75%, 2/15/41		335	348,190
U.S. Treasury Notes:
0.63%, 1/31/13 (f)		240	239,569
0.75%, 3/31/13		3,145	3,142,547
0.50%, 10/15/13		850	838,379
1.25%, 3/15/14		485	484,850
2.13%, 2/29/16		6,125	6,105,859
2.75%, 2/28/18		830	823,710
2.63%, 8/15/20		360	337,725
3.63%, 2/15/21		3,275	3,321,567

Total U.S. Treasury Obligations – 17.9%			19,863,847

Total Long-Term Investments
(Cost – $260,072,476) – 234.9%			260,309,041

Short-Term Securities		Shares

BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.15% (g)(h)		34,761,071	34,761,071

Total Short-Term Securities
(Cost – $34,761,071) – 31.4%			34,761,071

Options Purchased		Contracts

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note:
Strike Price USD 119.50,
Expires 4/01/11		3	758
Strike Price USD 120.00,
Expires 5/20/11		36	28,687

			29,445

Exchange-Traded Put Options — 0.0%
10-Year U.S. Treasury Bond, Strike
Price USD 119.50,
Expires 4/01/11		3	1,414
Eurodollar 1-Year Mid-Curve Options,
Strike Price USD 98.25,
Expires 9/16/11		21	13,387

			14,801

		Notional Amount (000)

Over-the-Counter Put Swaptions — 0.0%
Pay a fixed rate of 1.25% and receive
a floating rate based on
3-month LIBOR, Expires 4/06/11,
Broker Credit Suisse International		$11,300	41
Pay a fixed rate of 2.50% and receive
a floating rate based on
3-month LIBOR, Expires 1/26/12,
Broker Deutsche Bank AG		1,400	5,723

			5,764

Total Options Purchased
(Cost – $98,662) – 0.0%			50,010

Total Investments Before TBA Sale
Commitments and Options Written
(Cost – $294,932,209*) – 266.3%			295,120,122

TBA Sale Commitments		Par (000)

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/26 – 3/01/26		3,000	(3,007,500)
4.00%, 4/01/26 – 4/15/41		64,200	(63,136,720)
4.50%, 4/15/26 – 5/15/41		21,000	(21,370,776)
5.00%, 4/15/26 – 5/15/41		9,900	(11,607,706)
5.50%, 11/01/21 – 5/15/41		28,300	(32,395,812)
6.00%, 4/01/35 – 4/15/41		6,900	(7,503,750)
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/13/41		1,200	(1,178,250)
4.50%, 12/01/40 – 4/01/41		3,200	(7,301,626)
5.00%, 7/01/35 – 4/15/41		5,000	(10,420,315)

Total TBA Sale Commitments
(Proceeds – $157,810,047) – (142.5)%			(157,922,455)

Options Written		Contracts

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note, Citibank NA:
Strike Price USD 121.00,
Expires 5/20/11		36	(17,438)
Strike Price USD 122.00,
Expires 5/20/11		36	(9,562)

			(27,000)

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Government Income Portfolio
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options, Strike
Price USD 97.75, Expires 9/16/11	21	$(6,562)

Total Options Written
(Premiums Received – $58,769) – 0.0%		(33,562)

Total Investments, Net of TBA Sale Commitments
and Options Written – 123.8%		137,164,105
Liabilities in Excess of Other Assets – (23.8)%		(26,351,912)

Net Assets – 100.0%		$110,812,193

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$294,934,464

Gross unrealized appreciation	$1,610,370
Gross unrealized depreciation	(1,424,712)

Net unrealized appreciation	$185,658

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Goldman Sachs & Co.	$200,000	—

(c)	Variable rate security. Rate shown is as of report date.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$3,334,531	$11,547
Bank of America NA	$12,784,694	$60,944
Citigroup Global Markets, Inc	$7,806,747	$33,755
Credit Suisse Securities (USA) LLC	$(14,938,320)	$(35,929)
Deutsche Bank Securities, Inc.	$(6,039,095)	$33,671
Goldman Sachs & Co	$(33,617,824)	$(66,754)
JPMorgan Securities, Inc	$24,649,360	$73,501
Morgan Stanley Capital Services, Inc	$16,753,541	$8,775
Nomura Securities International, Inc	$(3,835,002)	$(7,205)
UBS Securities	$8,158,879	$(5,949)
Wells Fargo Bank, NA	$(202,531)	$227

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income

BlackRock
Liquidity Funds,
TempFund,
Institutional Class	10,691,295	24,069,776	34,761,071	$7,204

(h)	Represents the current yield as of report date.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	3

Schedule of Investments (continued)	BlackRock Government Income Portfolio

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

47	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$10,253,344	$(1,469)
81	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$9,488,867	(28,953)
44	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$5,252,641	(15,266)
5	Long-Term U.S. Treasury Bond	Chicago Board of Trade	June 2011	$602,687	(1,750)
5	90 Euro-Dollar	Chicago Mercantile	March 2012	$1,239,063	250
11	90 Euro-Dollar	Chicago Mercantile	June 2012	$2,716,862	—
15	90 Euro-Dollar	Chicago Mercantile	September 2012	$3,691,875	(1,500)
16	90 Euro-Dollar	Chicago Mercantile	December 2012	$3,924,800	(2,800)
9	90 Euro-Dollar	Chicago Mercantile	March 2013	$2,201,288	(1,800)
13	90 Euro-Dollar	Chicago Mercantile	June 2013	$3,171,025	(2,762)
16	90 Euro-Dollar	Chicago Mercantile	September 2013	$3,893,000	(3,600)
14	90 Euro-Dollar	Chicago Mercantile	December 2013	$3,397,975	(3,150)
1	90 Euro-Dollar	Chicago Mercantile	March 2014	$242,175	(225)

Total					$(63,025)

•	Financial futures contracts sold as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

4	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$477,938	$1,813
2	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	June 2011	$246,812	(313)
4	90 Euro-Dollar	Chicago Mercantile	June 2011	$996,450	50
6	90 Euro-Dollar	Chicago Mercantile	September 2011	$1,492,725	(375)
48	90 Euro-Dollar	Chicago Mercantile	December 2011	$11,924,400	(3,000)

Total					$(1,825)

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.63%(b)	3-month LIBOR	Credit Suisse International	11/26/12	USD	6,800	$13,670
0.86%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	1/26/13	USD	3,800	(997)
0.98%(b)	3-month LIBOR	Deutsche Bank AG	2/22/13	USD	2,800	(4,878)
0.95%(b)	3-month LIBOR	Deutsche Bank AG	2/24/13	USD	2,600	(2,547)
0.83%(b)	3-month LIBOR	Goldman Sachs International	3/15/13	USD	4,100	10,278
0.80%(b)	3-month LIBOR	Deutsche Bank AG	3/21/13	USD	1,200	3,182
0.83%(b)	3-month LIBOR	Deutsche Bank AG	3/23/13	USD	2,700	5,813
0.85%(a)	3-month LIBOR	Citibank NA	3/24/13	USD	5,300	(9,190)
1.33%(a)	3-month LIBOR	Deutsche Bank AG	7/12/13	USD	1,100	5,447
2.36%(a)	3-month LIBOR	Citibank NA	12/20/15	USD	1,300	2,703
2.48%(b)	3-month LIBOR	Deutsche Bank AG	2/22/16	USD	1,900	(9,453)
2.43%(b)	3-month LIBOR	Deutsche Bank AG	2/24/16	USD	1,900	(4,474)
2.33%(b)	3-month LIBOR	Deutsche Bank AG	3/29/16	USD	1,300	5,119
2.50%(a)	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	300	(24,507)
2.57%(a)	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	300	(23,020)
3.18%(b)	3-month LIBOR	Deutsche Bank AG	12/07/20	USD	5,600	157,331
3.67%(a)	3-month LIBOR	Credit Suisse International	2/22/21	USD	700	7,612
3.60%(a)	3-month LIBOR	Royal Bank of Scotland Plc	3/09/21	USD	300	1,107
3.40%(b)	3-month LIBOR	Citibank NA	3/23/21	USD	550	6,892
3.58%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	3/30/21	USD	300	(807)
3.55%(b)	3-month LIBOR	JPMorgan Chase Bank NA	3/31/21	USD	400	17

Total						$139,298

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Government Income Portfolio

•	Total return swaps outstanding as of March 31, 2011 were as follows:

Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

6.50%	—	Barclays Bank Plc	1/12/38	$433	$(1,536	)(c)
6.50%	—	Credit Suisse International	1/12/38	$17	132	(c)
6.50%	—	Goldman Sachs International	1/12/38	$566	81	(c)
—	6.50%	JP Morgan Chase Bank NA	1/12/38	$1,932	(38,037	)(c)
6.50%	—	Morgan Stanley International	1/12/38	$916	2,506	(c)

Total					$(36,854)

	(c)	Based on the change in the return of the Markit IOS Index referencing interest component of the 6.50% coupon, 30-year, fixed– rate Fannie Mae residential mortgage-backed securities pools.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$260,309,041	—	$260,309,041
Short-Term Investments	$34,761,071	—	—	34,761,071
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(157,922,455)	—	(157,922,455)

Total	$34,761,071	$102,386,586	—	$137,147,657

[1] See above Schedule of Investments for values in each security type.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$46,359	$224,935	—	$271,294
Liabilities:
Interest rate contracts	(100,525)	(79,873)	—	(180,398)

Total	$(54,166)	$145,062	—	$90,896

[2]	Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	5

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock High Income Portfolio
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value

Auto Components — 0.1%
Dana Holding Corp.	1,970	$34,258

Building Products — 0.0%
Nortek, Inc.	160	6,880

Commercial Banks — 0.1%
CIT Group, Inc.	1,399	59,527

Electrical Equipment — 0.0%
Medis Technologies Ltd.	14,935	329

Machinery — 0.1%
Navistar International Corp.	547	37,924

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.	13,864	55,056
Ainsworth Lumber Co. Ltd. (b)	15,671	62,231

		117,287

Software — 0.0%
Bankruptcy Management
Solutions, Inc.	117	412

Wireless Telecommunication
Services — 0.1%
FiberTower Corp.	15,308	30,769

Total Common Stocks – 0.5%		287,386

Corporate Bonds	Par (000)

Aerospace & Defense — 0.6%
Acquisition Co., Lanza Parent,
10.00%, 6/01/17 (b)	$114	125,685
GeoEye, Inc., 9.63%, 10/01/15	30	33,938
Huntington Ingalls Industries Inc. (b):
6.88%, 3/15/18	50	52,187
7.13%, 3/15/21	40	41,700
Kratos Defense & Security
Solutions, Inc., 10.00%, 6/01/17	90	99,225

		352,735

Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15	137	137,025
Series 2, 12.38%, 10/08/15	138	138,354

		275,379

Airlines — 1.1%
Air Canada, 9.25%, 8/01/15 (b)	170	177,225
American Airlines Inc., 7.50%,
3/15/16 (b)	30	29,663
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16	189	200,739
United Air Lines, Inc., 12.75%,
7/15/12	196	216,058

		623,685

Auto Components — 1.4%
Allison Transmission, Inc. (b):
11.00%, 11/01/15	120	130,200
11.25%, 11/01/15 (c)	41	44,382
Exide Technologies, 8.63%,
2/01/18 (b)	50	53,375
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(d)(e)	50	51,000
7.75%, 1/15/16	60	61,650
8.00%, 1/15/18	430	441,825

		782,432

Beverages — 0.1%
Cott Beverages, Inc., 8.13%, 9/01/18	53	56,578

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	86	87,486

Building Products — 2.0%
Associated Materials LLC, 9.13%,
11/01/17 (b)	100	107,000
Building Materials Corp. of
America, 7.00%, 2/15/20 (b)	80	83,000
Griffon Corp., 7.13%, 4/01/18 (b)	90	91,575
Momentive Performance Materials, Inc.:
11.50%, 12/01/16	55	58,988
9.00%, 1/15/21 (b)	275	284,281
Nortek, Inc.:
11.00%, 12/01/13	201	212,252
10.00%, 12/01/18 (b)	250	269,375

		1,106,471

Capital Markets — 0.5%
American Capital Ltd., 7.37%,
12/31/13 (f)	90	92,846
E*Trade Financial Corp. (d)(g):
3.52%, 8/31/19 (b)	37	55,916
Series A, 4.07%, 8/31/19	1	1,511
KKR Group Finance Co., 6.38%,
9/29/20 (b)	120	122,747

		273,020

Chemicals — 4.8%
American Pacific Corp., 9.00%,
2/01/15	120	116,850
CF Industries, Inc.:
6.88%, 5/01/18	70	78,575
7.13%, 5/01/20	135	153,225
Celanese US Holdings LLC, 6.63%,
10/15/18 (b)	110	113,300
Chemtura Corp., 7.88%,
9/01/18 (b)	155	163,912
Georgia Gulf Corp., 9.00%,
1/15/17 (b)	15	16,425
Hexion U.S. Finance Corp.:
8.88%, 2/01/18	105	111,038
9.00%, 11/15/20 (b)	145	150,347
Huntsman International LLC,
8.63%, 3/15/21 (b)	95	103,550

Portfolio Abbreviation

FKA	Formerly Known As

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Chemicals (concluded)
Ineos Finance Plc, 9.00%, 5/15/15 (b)	$100	$109,125
Koppers, Inc., 7.88%, 12/01/19	135	146,475
KRATON Polymers LLC, 6.75%,
3/01/19 (b)	25	25,375
MacDermid, Inc., 9.50%, 4/15/17 (b)	150	159,375
NOVA Chemicals Corp., 8.63%,
11/01/19	140	156,625
Nalco Co.:
8.25%, 5/15/17	185	202,112
6.63%, 1/15/19 (b)	65	66,869
Nexeo Solutions LLC, 8.38%,
3/01/18 (b)	35	35,700
OXEA Finance/Cy SCA, 9.50%,
7/15/17 (b)	110	119,900
Omnova Solutions, Inc., 7.88%,
11/01/18 (b)	50	50,625
Polymer Group, Inc., 7.75%,
2/01/19 (b)	30	30,938
PolyOne Corp., 7.38%, 9/15/20	40	42,100
Rhodia SA, 6.88%, 9/15/20 (b)	200	203,750
Solutia, Inc.:
8.75%, 11/01/17	45	49,500
7.88%, 3/15/20	75	81,375
TPC Group LLC, 8.25%, 10/01/17 (b)	110	116,325

		2,603,391

Commercial Banks — 2.6%
CIT Group, Inc.:
7.00%, 5/01/16	554	554,216
7.00%, 5/01/17	667	667,768
6.63%, 4/01/18 (b)	209	212,055

		1,434,039

Commercial Services & Supplies — 2.3%
ARAMARK Corp., 3.80%,
2/01/15 (e)	150	148,500
Aviation Capital Group Corp.,
6.75%, 4/06/21 (b)(h)	280	279,967
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (b)	105	112,350
Casella Waste Systems, Inc., 7.75%,
2/15/19 (b)	126	126,000
Clean Harbors Inc., 7.63%,
8/15/16 (b)	50	53,063
International Lease Finance Corp.,
8.63%, 9/15/15 (b)	30	33,000
Mobile Mini, Inc., 7.88%,
12/01/20 (b)	45	47,700
RSC Equipment Rental, Inc. (b):
10.00%, 7/15/17	125	142,500
8.25%, 2/01/21	117	121,680
West Corp. (b):
8.63%, 10/01/18	150	157,875
7.88%, 1/15/19	40	40,750

		1,263,385

Communications Equipment — 0.5%
Avaya Inc.:
9.75%, 11/01/15	50	50,813
10.13%, 11/01/15 (c)	130	132,925
7.00%, 4/01/19 (b)	90	87,750

		271,488

Computers & Peripherals — 0.3%
EMC Corp., 1.75%, 12/01/13 (d)	90	153,450

Construction & Engineering — 0.1%
Boart Longyear Management Property
Ltd., 7.00%, 4/01/21 (b)	45	46,125

Consumer Finance — 1.0%
Credit Acceptance Corp.:
9.13%, 2/01/17	235	254,094
9.13%, 2/01/17 (b)	5	5,394
Ford Motor Credit Co. LLC, 6.63%,
8/15/17	160	170,760
Springleaf Finance Corp., 6.90%,
12/15/17	155	141,631

		571,879

Containers & Packaging — 2.1%
Ball Corp.:
7.38%, 9/01/19	30	32,475
6.75%, 9/15/20	45	47,025
Berry Plastics Corp.:
8.25%, 11/15/15	155	164,494
9.75%, 1/15/21 (b)	185	183,150
Cascades, Inc., 7.75%, 12/15/17	100	105,625
Graham Packaging Co. LP, 8.25%,
10/01/18	45	48,262
Graphic Packaging International, Inc.:
9.50%, 6/15/17	150	166,500
7.88%, 10/01/18	75	80,344
Greif, Inc., 7.75%, 8/01/19	50	54,625
Pregis Corp., 12.38%, 10/15/13	90	88,762
Rock-Tenn Co., 9.25%, 3/15/16	35	38,500
Sealed Air Corp., 7.88%, 6/15/17	140	156,554

		1,166,316

Diversified Financial Services — 4.9%
Ally Financial, Inc.:
7.50%, 12/31/13	80	86,100
6.25%, 12/01/17 (b)	120	122,250
8.00%, 3/15/20	60	65,325
7.50%, 9/15/20 (b)	210	223,913
8.00%, 11/01/31	180	199,876
8.00%, 11/01/31	460	501,400
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16	90	100,125
Leucadia National Corp., 8.13%, 9/15/15	250	276,250
Reynolds Group DL Escrow, Inc., 7.75%,
10/15/16 (b)	325	343,687
Reynolds Group Issuer, Inc. (b):
9.00%, 4/15/19	440	455,400
6.88%, 2/15/21	190	191,425
8.25%, 2/15/21	100	99,000

		2,664,751

Diversified Telecommunication
Services — 2.4%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12	165	161,700
Frontier Communications Corp.:
8.25%, 4/15/17	47	50,760
8.50%, 4/15/20	50	54,187
ITC Deltacom, Inc., 10.50%,
4/01/16	60	66,150

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Telecommunication
Services (concluded)
Level 3 Communications, Inc., 6.50%,
10/01/16 (d)	$60	$87,825
Level 3 Financing, Inc.:
9.25%, 11/01/14	80	81,800
8.75%, 2/15/17	310	307,675
10.00%, 2/01/18	20	20,025
9.38%, 4/01/19 (b)	140	135,450
Qwest Communications International,
Inc., 8.00%, 10/01/15	100	110,375
tw telecom holdings, Inc., 8.00%, 3/01/18	30	32,363
Windstream Corp., 7.88%, 11/01/17	210	225,225

		1,333,535

Electric Utilities — 0.5%
FPL Energy National Wind
Portfolio, LLC, 6.13%,
3/25/19 (b)	133	127,632
IPALCO Enterprises, Inc., 7.25%,
4/01/16 (b)	145	156,963

		284,595

Electronic Equipment,
Instruments & Components — 0.4%
CDW LLC, 8.00%, 12/15/18 (b)	110	116,050
NXP BV, 3.05%, 10/15/13 (e)	75	74,344

		190,394

Energy Equipment & Services — 1.7%
Calfrac Holdings LP, 7.50%,
12/01/20 (b)	50	51,750
Compagnie Generale de Geophysique-
Veritas:
9.50%, 5/15/16	75	83,625
7.75%, 5/15/17	230	241,787
Exterran Holdings, Inc., 7.25%,
12/01/18 (b)	85	86,700
Frac Tech Services LLC, 7.13%,
11/15/18 (b)	145	148,625
Key Energy Service Inc., 6.75%,
3/01/21	90	91,575
MEG Energy Corp., 6.50%,
3/15/21 (b)	110	111,788
Precision Drilling Corp., 6.63%,
11/15/20 (b)	15	15,450
Thermon Industries, Inc., 9.50%,
5/01/17	90	97,200

		928,500

Food & Staples Retailing — 0.6%
BI-LO LLC, 9.25%, 2/15/19 (b)	50	51,812
Rite Aid Corp., 9.75%, 6/12/16	270	299,700

		351,512

Food Products — 0.6%
Blue Merger Sub Inc., 7.63%,
2/15/19 (b)	210	212,887
Darling International, Inc., 8.50%,
12/15/18 (b)	45	48,938
Reddy Ice Corp., 11.25%, 3/15/15	80	83,400
Smithfield Foods, Inc., 10.00%,
7/15/14	3	3,533

		348,758

Gas Utilities — 0.1%
Targa Resources Partners LP,
6.88%, 2/01/21 (b)	60	59,400

Health Care Equipment & Supplies — 0.6%
DJO Finance LLC, 10.88%,
11/15/14	215	234,350
Hologic, Inc., 2.00%, 12/15/37 (d)(f)	70	67,550

		301,900

Health Care Providers & Services — 2.4%
Aviv Healthcare Properties LP,
7.75%, 2/15/19 (b)	80	83,400
ConvaTec Healthcare E SA,
10.50%, 12/15/18 (b)	200	210,000
DaVita, Inc., 6.38%, 11/01/18	40	40,400
Gentiva Health Services Inc.,
11.50%, 9/01/18	95	107,469
HCA, Inc.:
9.13%, 11/15/14	160	167,800
7.25%, 9/15/20	195	208,650
Healthsouth Corp., 8.13%, 2/15/20	40	43,300
inVentiv Health, Inc., 10.00%,
8/15/18 (b)	75	78,000
STHI Holding Corp., 8.00%,
3/15/18 (b)	50	51,750
Tenet Healthcare Corp.:
10.00%, 5/01/18	192	224,880
8.88%, 7/01/19	105	119,700

		1,335,349

Health Care Technology — 0.9%
IMS Health, Inc., 12.50%,
3/01/18 (b)	415	486,587
MedAssets, Inc., 8.00%,
11/15/18 (b)	30	30,675

		517,262

Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp., 9.13%,
12/01/18 (b)	75	77,437
Caesars Entertainment Operating
Co., Inc., 10.00%, 12/15/18	545	497,312
Diamond Resorts Corp., 12.00%,
8/15/18 (b)	230	246,100
Fontainebleau Las Vegas Holdings
LLC, 10.25%, 6/15/15 (a)(b)(i)	25	125
HRP Myrtle Beach Operations LLC,
4/01/12 (a) (b)(i)	250	25
MGM Resorts International,
10.38%, 5/15/14	295	337,775
Travelport LLC:
4.94%, 9/01/14 (e)	30	27,188
9.88%, 9/01/14	35	34,081
9.00%, 3/01/16	20	18,575
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14 (a)(i)	15	2
Waterford Gaming LLC, 8.63%,
9/15/14 (b)	102	61,458

		1,300,078

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	3

Schedule of Investments (continued)	BlackRock High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Household Durables — 3.5%
American Standard Americas,
10.75%, 1/15/16 (b)	$80	$85,400
Ashton Woods USA LLC, 14.96%,
6/30/15 (b)(j)	234	140,400
Beazer Homes USA, Inc.:
8.13%, 6/15/16	25	24,938
12.00%, 10/15/17	240	277,800
9.13%, 6/15/18	350	353,937
9.13%, 5/15/19 (b)	20	20,225
Jarden Corp., 7.50%, 5/01/17	120	128,100
Pulte Homes, Inc., 6.38%, 5/15/33	10	8,125
Ryland Group, Inc., 6.63%, 5/01/20	165	160,875
Standard Pacific Corp.:
10.75%, 9/15/16	200	233,000
8.38%, 5/15/18	145	150,619
8.38%, 5/15/18 (b)	95	98,681
8.38%, 1/15/21 (b)	200	206,750

		1,888,850

IT Services — 2.5%
First Data Corp.:
9.88%, 9/24/15	55	56,375
9.88%, 9/24/15	95	97,138
7.38%, 6/15/19 (b)(h)	170	172,762
8.25%, 1/15/21 (b)	373	372,067
12.63%, 1/15/21 (b)	403	437,255
SunGard Data Systems, Inc. (b):
7.38%, 11/15/18	100	102,250
7.63%, 11/15/20	120	123,300

		1,361,147

Independent Power Producers &
Energy Traders — 2.9%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (b)	55	59,950
Calpine Corp. (b):
7.50%, 2/15/21	95	98,325
7.88%, 1/15/23	125	129,688
Energy Future Holdings Corp.,
10.00%, 1/15/20	600	635,805
Energy Future Intermediate Holding
Co. LLC, 10.00%, 12/01/20	140	148,354
NRG Energy, Inc., 7.63%,
1/15/18 (b)	445	461,687
Texas Competitive Electric
Holdings Co. LLC, 10.25%,
11/01/15	110	64,350

		1,598,159

Industrial Conglomerates — 1.5%
Sequa Corp. (b):
11.75%, 12/01/15	230	248,400
13.50%, 12/01/15 (c)	527	575,887

		824,287

Insurance — 0.6%
CNO Financial Group, Inc., 9.00%,
1/15/18 (b)	90	95,400
Dai-ichi Life Insurance Co., Ltd,
7.25% (b)(e)(k)	110	108,741
Genworth Financial, Inc., 7.63%,
9/24/21	80	80,256
USI Holdings Corp., 4.19%,
11/15/14 (b)(e)	60	58,350

		342,747

Internet & Catalog Retail — 0.0%
Netflix, Inc., 8.50%, 11/15/17	10	11,263

Machinery — 1.9%
Navistar International Corp.:
3.00%, 10/15/14 (d)	410	619,100
8.25%, 11/01/21	80	88,700
Oshkosh Corp., 8.25%, 3/01/17	100	110,000
Titan International, Inc. (b):
5.63%, 1/15/17 (d)	50	140,312
7.88%, 10/01/17	85	90,100

		1,048,212

Marine — 0.1%
Horizon Lines, Inc., 4.25%,
8/15/12 (d)	70	54,425

Media — 10.3%
AMC Entertainment Inc., 8.75%,
6/01/19	100	108,500
Affinion Group, Inc., 7.88%,
12/15/18 (b)	115	108,100
CCH II LLC, 13.50%, 11/30/16	337	403,672
CCO Holdings LLC:
7.88%, 4/30/18	80	85,000
8.13%, 4/30/20	90	97,875
CMP Susquehanna Corp., 3.44%,
5/15/14 (b)	20	14,148
CSC Holdings, Inc., 8.50%, 4/15/14	180	201,825
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15 (b)	290	295,800
Checkout Holding Corp., 10.99%,
11/15/15 (b)(g)	150	97,688
Citadel Broadcasting Corp., 7.75%,
12/15/18 (b)	60	65,025
Clear Channel Communications Inc.,
9.00%, 3/01/21 (b)	50	49,875
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	202	220,685
Series B, 9.25%, 12/15/17	944	1,034,860
DISH DBS Corp., 7.00%, 10/01/13	45	48,600
Gray Television, Inc., 10.50%,
6/29/15	150	159,562
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (e)	40	36,050
9.50%, 5/15/15	50	49,438
Interactive Data Corp., 10.25%,
8/01/18 (b)	200	224,500
Kabel BW Erste Beteiligungs
GmbH, 7.50%, 3/15/19 (b)(h)	230	235,750
LIN Television Corp, 8.38%,
4/15/18	115	125,063
Liberty Global, Inc., 4.50%,
11/15/16 (d)	90	153,000
Live Nation Entertainment, Inc.,
8.13%, 5/15/18 (b)	160	164,400

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Media (concluded)
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (b)	$125	$133,750
Nielsen Finance LLC:
11.63%, 2/01/14	26	30,615
11.50%, 5/01/16	92	108,330
7.75%, 10/15/18 (b)	400	429,000
ProQuest LLC, 9.00%, 10/15/18 (b)	90	92,700
ProtoStar I Ltd., 18.00%, 10/15/12
(a)(b)(d)(i)	163	1,634
Rainbow National Services LLC, 10.38%,
9/01/14 (b)	60	62,250
Regal Entertainment Group, 9.13%,
8/15/18	65	69,550
UPC Germany GmbH, 8.13%,
12/01/17 (b)	600	631,500
Univision Communications, Inc., 7.88%,
11/01/20 (b)	90	95,175

		5,633,920

Metals & Mining — 4.1%
Arch Western Finance LLC, 6.75%,
7/01/13	11	11,110
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	110	116,600
7.38%, 2/15/16	145	149,350
FMG Resources August 2006
Property Ltd., 7.00%,
11/01/15 (b)	290	300,875
Foundation PA Coal Co., 7.25%,
8/01/14	150	153,750
Goldcorp, Inc., 2.00%, 8/01/14 (d)	115	146,625
JMC Steel Group, 8.25%,
3/15/18 (b)	70	71,575
James River Escrow Inc., 7.88%,
4/01/19 (b)	90	93,150
Newmont Mining Corp., Series A,
1.25%, 7/15/14 (d)	85	112,094
Novelis, Inc., 8.75%, 12/15/20 (b)	715	786,500
Ryerson, Inc.:
7.68%, 11/01/14 (e)	65	62,237
12.00%, 11/01/15	20	21,700
Steel Dynamics, Inc.:
7.38%, 11/01/12	80	85,200
7.63%, 3/15/20	70	75,075
United States Steel Corp., 7.38%,
4/01/20	40	41,900

		2,227,741

Multiline Retail — 1.1%
Dollar General Corp., 11.88%,
7/15/17 (c)	533	614,282

Oil, Gas & Consumable Fuels — 10.5%
Alpha Natural Resources, Inc.,
2.38%, 4/15/15 (d)	45	61,200
Arch Coal, Inc.:
8.75%, 8/01/16	35	39,113
7.25%, 10/01/20	165	176,962
Berry Petroleum Co., 6.75%, 11/01/20	45	46,406
Bill Barrett Corp., 9.88%, 7/15/16	10	11,250
Carrizo Oil & Gas, Inc., 8.63%,
10/15/18 (b)	45	47,700
Chaparral Energy Inc., 8.25%,
9/01/21 (b)	50	51,500
Chesapeake Energy Corp.:
6.50%, 8/15/17	100	108,125
6.63%, 8/15/20	345	367,425
6.13%, 2/15/21	250	258,125
2.25%, 12/15/38 (d)	125	114,844
Clayton Williams Energy Inc.,
7.75%, 4/01/19 (b)	65	65,081
Coffeyville Resources LLC, 9.00%,
4/01/15 (b)	73	79,388
Concho Resources Inc., 7.00%,
1/15/21	80	84,200
Connacher Oil and Gas Ltd.,
10.25%, 12/15/15 (b)	265	280,900
Consol Energy, Inc., 8.25%, 4/01/20	360	399,150
Continental Resources Inc., 7.13%,
4/01/21	70	74,375
Copano Energy LLC, 7.13%,
4/01/21 (h)	65	65,813
Crestwood Midstream Partners LP,
7.75%, 4/01/19 (b)(h)	70	70,525
Crosstex Energy LP, 8.88%, 2/15/18	25	27,250
Denbury Resources, Inc.:
9.75%, 3/01/16	195	219,862
8.25%, 2/15/20	225	251,437
6.38%, 8/15/21	55	56,375
EV Energy Partners LP, 8.00%,
4/15/19 (b)	85	86,488
Energy Transfer Equity LP, 7.50%,
10/15/20	25	27,188
Energy XXI Gulf Coast, Inc. (b):
9.25%, 12/15/17	85	90,950
7.75%, 6/15/19	115	115,287
Forest Oil Corp., 8.50%, 2/15/14	10	11,150
Hilcorp Energy I LP (b):
8.00%, 2/15/20	130	138,450
7.63%, 4/15/21	150	157,125
Linn Energy LLC (b):
8.63%, 4/15/20	235	260,850
7.75%, 2/01/21	145	154,787
MarkWest Energy Partners LP,
6.75%, 11/01/20	50	51,250
Niska Gas Storage US LLC, 8.88%,
3/15/18	340	369,750
Oasis Petroleum, Inc., 7.25%,
2/01/19 (b)	65	65,813
Peabody Energy Corp., 6.50%, 9/15/20	35	37,538
Petrohawk Energy Corp.:
10.50%, 8/01/14	80	91,900
7.25%, 8/15/18	145	149,350
7.25%, 8/15/18 (b)	135	139,050
Range Resources Corp.:
6.38%, 3/15/15	100	102,000
6.75%, 8/01/20	155	165,075
SM Energy Co., 6.63%, 2/15/19 (b)	105	107,756
SandRidge Energy Inc., 7.50%,
3/15/21 (b)	160	166,000
Swift Energy Co., 7.13%, 6/01/17	90	92,025
Teekay Corp., 8.50%, 1/15/20	130	140,887
Whiting Petroleum Corp., 6.50%,
10/01/18	90	93,150

		5,770,825

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	5

Schedule of Investments (continued)	BlackRock High Income Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Paper & Forest Products — 2.5%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (b)(c)	$130	$131,036
Boise Cascade LLC, 7.13%,
10/15/14	150	148,125
Boise Paper Holdings LLC:
9.00%, 11/01/17	65	72,150
8.00%, 4/01/20	60	64,800
Clearwater Paper Corp.:
10.63%, 6/15/16	80	90,400
7.13%, 11/01/18 (b)	60	62,850
Georgia-Pacific LLC, 8.25%,
5/01/16 (b)	225	253,688
NewPage Corp., 11.38%, 12/31/14	205	205,256
Verso Paper Holdings LLC:
11.50%, 7/01/14	272	297,160
Series B, 4.05%, 8/01/14 (e)	30	29,550

		1,355,015

Pharmaceuticals — 0.3%
Angiotech Pharmaceuticals, Inc.,
4.06%, 12/01/13 (e)	25	21,688
Valeant Pharmaceuticals
International (b):
6.50%, 7/15/16	70	69,125
6.75%, 10/01/17	30	29,550
6.88%, 12/01/18	25	24,500
7.00%, 10/01/20	40	38,800

		183,663

Professional Services — 0.5%
FTI Consulting, Inc.:
7.75%, 10/01/16	35	36,575
6.75%, 10/01/20 (b)	220	222,750

		259,325

Real Estate Management &
Development — 1.8%
Forest City Enterprises, Inc., 7.63%,
6/01/15	150	144,750
Realogy Corp. (b):
11.50%, 4/15/17	350	361,375
7.88%, 2/15/19	465	461,512

		967,637

Road & Rail — 1.3%
Avis Budget Car Rental LLC:
9.63%, 3/15/18	95	104,975
8.25%, 1/15/19	155	162,362
Florida East Coast Railway Corp.,
8.13%, 2/01/17 (b)	80	83,500
The Hertz Corp. (b):
7.50%, 10/15/18	165	170,775
6.75%, 4/15/19	90	89,213
7.38%, 1/15/21	95	97,137

		707,962

Semiconductors & Semiconductor
Equipment — 0.3%
Linear Technology Corp., Series A,
3.00%, 5/01/27 (d)	85	91,269
Spansion LLC, 7.88%, 11/15/17 (b)	90	91,575

		182,844

Specialty Retail — 1.0%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20 (b)	65	67,600
Claire's Escrow Corp., 8.88%,
3/15/19 (b)	65	62,075
PETCO Animal Supplies, Inc.,
9.25%, 12/01/18 (b)	90	96,300
Toys 'R' US-Delaware, Inc., 7.38%,
9/01/16 (b)	80	83,800
United Auto Group, Inc., 7.75%,
12/15/16	230	237,762

		547,537

Textiles, Apparel & Luxury Goods — 0.2%
Phillips-Van Heusen Corp., 7.38%,
5/15/20	120	126,900

Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc., 3.00%,
11/15/17 (d)	100	91,000

Trading Companies & Distributors — 0.1%
Interline Brands, Inc., 7.00%,
11/15/18	50	51,250

Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (b)	150	153,000

Wireless Telecommunication Services — 4.3%
Clearwire Communications LLC,
12.00%, 12/01/15 (b)	110	118,800
Cricket Communications, Inc.:
10.00%, 7/15/15	155	170,112
7.75%, 5/15/16	180	191,250
Digicel Group Ltd. (b):
9.13%, 1/15/15	308	321,860
8.25%, 9/01/17	200	212,000
10.50%, 4/15/18	100	114,500
FiberTower Corp., 9.00%,
1/01/16 (b)(c)	60	53,127
iPCS, Inc., 2.43%, 5/01/13 (e)	285	277,875
Intelsat Jackson Holdings SA (b):
7.25%, 4/01/19 (h)	70	70,088
7.25%, 10/15/20	80	80,000
7.25%, 4/01/21 (h)	70	70,175
MetroPCS Wireless, Inc.:
7.88%, 9/01/18	80	85,600
6.63%, 11/15/20	130	129,838
NII Capital Corp., 7.63%, 4/01/21	72	73,620
NII Holdings, Inc., 3.13%,
6/15/12 (d)	50	50,250
Sprint Capital Corp., 6.88%,
11/15/28	410	378,225

		2,397,320

Total Corporate Bonds – 89.4%		49,083,204

Floating Rate Loan Interests (e)

Chemicals — 0.2%
Styron Sarl, Term Loan, 6.00%,
6/17/16	100	100,166

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock High Income Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (e)	Par (000)		Value

Commercial Services & Supplies — 0.5%
AWAS Finance Luxembourg Sarl,
Loan, 7.75%, 6/10/16	$96		$98,040
Volume Services America, Inc.
(Centerplate), Term Loan B,
10.50% - 10.75%, 8/24/16	200		200,248

			298,288

Consumer Finance — 0.9%
Springleaf Financial Funding co.
(FKA AGFS Funding Co.), Term
Loan, 7.25%, 4/21/15	500		500,234

Food & Staples Retailing — 0.3%
Advance Pierre Foods, Term Loan
(Second Lien), 11.25%, 9/29/17	165		167,475

Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.:
Tranche A Additional Term
Loan, 7.75%, 3/02/15	128		125,685
Tranche A Term Loan, 8.50%,
2/22/15	54		52,933
inVentiv Health, Inc. (FKA Ventive
Health, Inc.), Term Loan, 4.75%,
8/14/16	199		199,373

			377,991

Hotels, Restaurants & Leisure — 0.6%
Harrah's Operating Co., Inc., Term
Loan B-3, 3.30%, 1/28/15	75		69,363
Travelport LLC (FKA Travelport,
Inc.), Loan, 8.31%, 3/27/12 (c)	296		270,093

			339,456

Household Durables — 0.3%
Visant Corp. (FKA Jostens), Term
Loan, 5.25%, 12/22/16	135		134,326

IT Services — 0.4%
First Data Corp.:
Initial Tranche B-2 Term Loan,
3.00%, 9/24/14	21		20,528
Initial Tranche B-3 Term Loan,
3.00%, 9/24/14	191		182,975

			203,503

Independent Power Producers &
Energy Traders — 0.7%
Texas Competitive Electric
Holdings Co., LLC (TXU), Initial
Tranche B-3 Term Loan,
3.75% - 3.80%, 10/10/14	433		363,838

Media — 1.6%
Intelsat Jackson Holdings SA (FKA
Intel Jackson Holdings Ltd.),
Tranche B Term Loan, 5.25%,
3/07/18	675		678,793
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13	200		212,750

			891,543

Oil, Gas & Consumable Fuels — 0.0%
Alpha Natural Resources, Inc.,
Bridge Loan, 5.25%, 1/12/28	550		—

Real Estate Investment Trusts
(REITs) — 0.5%
iStar Financial, Inc., Term Loan A,
5.00%, 6/28/13	300		297,047

Real Estate Management &
Development — 0.2%
Realogy Corp.:
Term Loan B, 4.56%, 10/16/16	107		100,956
Term Loan C, 4.49%, 10/16/16	18		17,123

			118,079

Specialty Retail — 0.0%
Claire's Stores, Inc., Term Loan B,
3.05% - 5.00%, 5/29/14	24		23,128

Wireless Telecommunication
Services — 1.0%
Vodafone Americas Finance 2 Inc.,
Initial Loan, 6.88%, 7/30/15	518		525,430

Total Floating Rate Loan Interests – 7.9%			4,340,505

Other Interests (l)	Beneficial Interest (000)

Auto Components — 1.7%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests	$—	(m)	922,089
Lear Corp. Escrow	100		2,750
Lear Corp. Escrow	150		4,125

			928,964

Household Durables — 0.0%
Stanley Martin, Class B
Membership Units (n)	—	(m)	27,100

Total Other Interests – 1.7%			956,064

Preferred Securities

Capital Trusts

Insurance — 0.2%
Genworth Financial, Inc., 6.15%,
11/15/66 (e)	120		94,800

Total Capital Trusts – 0.2%			94,800

Preferred Stocks	Shares

Auto Components — 0.5%
Dana Holding Corp., 4.00% (b)(d)	1,780		269,225

Automobiles — 0.4%
General Motors Co., 4.75% (a)	4,660		224,612

Diversified Financial Services — 0.6%
Citigroup, Inc., 7.50% (d)	2,900		366,850

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	7

Schedule of Investments (continued)	BlackRock High Income Portfolio
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (d)	2,253	$54,973

Media — 0.0%
CMP Susquehanna Radio Holdings Corp.,
0.00% (a)(b)(e)	4,664	—

Professional Services — 0.1%
Nielsen Holdings NV, 6.25% (a)(d)	91,700	52,155

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)(d)	1,788	30,843

Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O, 0.00% (a)(e)	10,000	28,500
Freddie Mac, Series Z, 8.38% (a)	15,157	25,767

		54,267

Total Preferred Stocks – 1.9%		1,052,925

Trust Preferreds

Diversified Financial Services — 1.1%
GMAC Capital Trust I, Series 2, 8.13%,
2/15/40 (d)(e)	573	584,715

Total Trust Preferreds – 1.1%		584,715

Total Preferred Securities – 3.2%		1,732,440

Warrants (o)

Media — 0.0%
CMP Susquehanna Radio Holdings Corp.
(Expires 3/26/19) (a)(b)	5,330	—

Software — 0.0%
Bankruptcy Management Solutions, Inc.
(Expires 9/29/17) (a)	78	1

Total Warrants – 0.0%		1

Total Investments (Cost – $53,851,428*) – 102.7%		$56,399,600
Liabilities in Excess of Other Assets – (2.7)%		(1,493,836)

Net Assets – 100.0%		$54,905,764

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$53,930,092

Gross unrealized appreciation	$3,546,859
Gross unrealized depreciation	(1,077,351)

Net unrealized appreciation	$2,469,508

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Convertible security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Barclays Capital	$140,263	$263
Credit Suisse Securities (USA) LLC	$235,750	$5,750
JPMorgan Securities, Inc.	$345,780	$780
UBS Securities	$70,525	$525

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)	Amount is less than $1,000.

(n)	Restricted security as to resale, representing 0.05% of net assets were as follows:

	Acquisition
Issue	Date	Cost	Value

Stanley Martin Class B
Membership Units	4/03/06	$50,636	$27,100

(o)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock High Income Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments
Common Stocks	$217,863	$69,523	—	$287,386
Corporate Bonds	—	48,744,708	$338,496	49,083,204
Floating Rate
Loan Interests	—	3,949,137	391,368	4,340,505
Other Interests	—	922,089	33,975	956,064
Preferred Securities	731,545	1,000,895	—	1,732,440
Warrants	—	—	1	1

Total	$949,408	$54,686,352	$763,840	$56,399,600

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Unfunded Loan Commitments	Total

Balance, as of December 31, 2010	$359,107	$1,457,114	$35,225	$1	(1,289)	$1,850,158
Accrued discounts/premiums	—	161	—	—	—	161
Net realized gain	51	2,832	—	—	—	2,883
Net change in unrealized
appreciation/depreciation[1]	(9,666)	(994)	(1,250)	—	1,289	(10,621)
Purchases	—	—	—	—	—	—
Sales	(10,596)	(70,109)	—	—	—	(80,705)
Transfers in2	—	—	—	—	—	—
Transfers out[2]	(400)	(997,636)	—	—	—	(998,036)

Balance, as of March 31, 2011	$338,496	$391,368	$33,975	$1	—	$763,840

[1]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2011 was $(11,076).

[2]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	9

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.1%
Raytheon Co.	38,000	$1,933,060

Airlines — 0.9%
Southwest Airlines Co.	125,000	1,578,750

Auto Components — 1.0%
Autoliv, Inc.	24,000	1,781,520

Automobiles — 1.1%
Harley-Davidson, Inc.	43,000	1,827,070

Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	45,000	1,672,200

Biotechnology — 3.9%
Amgen, Inc. (a)	45,000	2,405,250
Biogen Idec, Inc. (a)	27,000	1,981,530
Cephalon, Inc. (a)	30,000	2,273,400

		6,660,180

Capital Markets — 1.1%
Ameriprise Financial, Inc.	30,000	1,832,400
Raymond James Financial, Inc.	3,000	114,720

		1,947,120

Chemicals — 1.7%
Albemarle Corp.	20,000	1,195,400
RPM International, Inc.	72,000	1,708,560

		2,903,960

Commercial Banks — 1.0%
Popular, Inc. (a)	474,000	1,379,340
Wells Fargo & Co.	10,000	317,000

		1,696,340

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.	14,000	587,440

Communications Equipment — 1.8%
Motorola Solutions, Inc. (a)	44,000	1,966,360
Tellabs, Inc.	210,000	1,100,400

		3,066,760

Computers & Peripherals — 4.7%
Apple, Inc. (a)	7,000	2,439,150
Dell, Inc. (a)	135,000	1,958,850
Seagate Technology (a)	130,000	1,872,000
Western Digital Corp. (a)	48,000	1,789,920

		8,059,920

Construction & Engineering — 1.0%
Chicago Bridge & Iron Co. NV	44,000	1,789,040

Consumer Finance — 1.2%
Discover Financial Services, Inc.	84,000	2,026,080

Containers & Packaging — 1.0%
Crown Holdings, Inc. (a)	45,000	1,736,100

Diversified Consumer Services — 1.0%
ITT Educational Services, Inc. (a)	23,000	1,659,450

Diversified Financial Services — 0.5%
Citigroup, Inc. (a)	46,000	203,320
JPMorgan Chase & Co.	13,000	599,300

		802,620

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	15,000	459,000
Qwest Communications International, Inc.	278,000	1,898,740

		2,357,740

Electric Utilities — 1.1%
Edison International	9,000	329,310
FirstEnergy Corp.	40,687	1,509,081

		1,838,391

Electronic Equipment, Instruments &
Components — 1.2%
Corning, Inc.	99,000	2,042,370

Energy Equipment & Services — 1.1%
Nabors Industries Ltd. (a)	61,000	1,853,180

Food & Staples Retailing — 2.1%
The Kroger Co.	80,000	1,917,600
Safeway, Inc.	72,000	1,694,880

		3,612,480

Food Products — 0.5%
Tyson Foods, Inc., Class A	43,000	825,170

Gas Utilities — 0.5%
Atmos Energy Corp.	25,000	852,500

Health Care Equipment &
Supplies — 0.4%
Hill-Rom Holdings, Inc.	19,000	721,620

Health Care Providers &
Services — 9.2%
Aetna, Inc.	52,000	1,946,360
AmerisourceBergen Corp.	50,000	1,978,000
Cardinal Health, Inc.	45,000	1,850,850
Coventry Health Care, Inc. (a)	58,000	1,849,620
Health Management Associates, Inc., Class A (a)	131,000	1,427,900
Health Net, Inc. (a)	56,000	1,831,200
Lincare Holdings, Inc.	24,000	711,840
Tenet Healthcare Corp. (a)	241,000	1,795,450
UnitedHealth Group, Inc.	55,000	2,486,000

		15,877,220

Household Durables — 0.3%
Pulte Group, Inc. (a)	62,000	458,800

Household Products — 0.3%
The Procter & Gamble Co.	8,000	492,800

IT Services — 1.9%
Convergys Corp. (a)	34,000	488,240
International Business Machines Corp.	6,000	978,420
The Western Union Co.	89,000	1,848,530

		3,315,190

Independent Power Producers & Energy
Traders — 0.7%
NRG Energy, Inc. (a)	58,000	1,249,320

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Conglomerates — 0.8%
General Electric Co.	71,000	$1,423,550

Insurance — 2.0%
American International Group, Inc. (a)	36,000	1,265,040
Assurant, Inc.	15,000	577,650
Berkshire Hathaway, Inc. (a)	3,000	250,890
Unum Group	51,000	1,338,750

		3,432,330

Internet Software & Services — 0.3%
Google, Inc., Class A (a)	1,000	586,210

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc. (a)	41,000	1,835,980
Illumina, Inc. (a)	25,000	1,751,750

		3,587,730

Machinery — 0.3%
AGCO Corp. (a)	9,000	494,730

Media — 7.2%
CBS Corp., Class B	81,000	2,028,240
Comcast Corp., Class A	104,000	2,570,880
DIRECTV, Class A (a)	47,000	2,199,600
Interpublic Group of Cos., Inc.	147,000	1,847,790
Time Warner Cable, Inc.	28,000	1,997,520
Virgin Media, Inc.	65,000	1,806,350

		12,450,380

Metals & Mining — 1.8%
Alcoa, Inc.	117,000	2,065,050
Walter Industries, Inc.	7,000	948,010

		3,013,060

Multi-Utilities — 0.1%
Ameren Corp.	8,000	224,560

Multiline Retail — 1.1%
Macy's, Inc.	78,000	1,892,280

Oil, Gas & Consumable Fuels — 8.3%
Chevron Corp.	9,000	966,870
Exxon Mobil Corp.	43,000	3,617,590
Marathon Oil Corp.	42,000	2,239,020
Murphy Oil Corp.	26,000	1,908,920
Sunoco, Inc.	38,000	1,732,420
Tesoro Corp. (a)	70,000	1,878,100
Valero Energy Corp.	64,000	1,908,480

		14,251,400

Paper & Forest Products — 1.0%
MeadWestvaco Corp.	59,000	1,789,470

Personal Products — 0.6%
Herbalife Ltd.	12,000	976,320

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	90,000	2,378,700
Eli Lilly & Co.	63,000	2,215,710
Forest Laboratories, Inc. (a)	52,000	1,679,600
Johnson & Johnson	6,000	355,500
Pfizer, Inc.	19,000	385,890

		7,015,400

Semiconductors & Semiconductor
Equipment — 12.9%
Altera Corp.	45,000	1,980,900
Analog Devices, Inc.	37,000	1,457,060
Applied Materials, Inc.	128,000	1,999,360
Atmel Corp. (a)	134,000	1,826,420
Cypress Semiconductor Corp. (a)	75,000	1,453,500
Intel Corp.	143,000	2,884,310
Lam Research Corp. (a)	34,000	1,926,440
Maxim Integrated Products, Inc.	72,000	1,843,200
National Semiconductor Corp.	111,000	1,591,740
Nvidia Corp. (a)	99,000	1,827,540
ON Semiconductor Corp. (a)	169,000	1,668,030
Teradyne, Inc. (a)	101,000	1,798,810

		22,257,310

Software — 3.7%
Autodesk, Inc. (a)	42,000	1,852,620
CA, Inc.	72,000	1,740,960
Microsoft Corp.	39,000	989,040
Symantec Corp. (a)	101,000	1,872,540

		6,455,160

Specialty Retail — 5.0%
Advance Auto Parts, Inc.	24,000	1,574,880
GameStop Corp., Class A (a)	71,000	1,598,920
Limited Brands, Inc.	56,000	1,841,280
Ross Stores, Inc.	25,000	1,778,000
Williams-Sonoma, Inc.	46,000	1,863,000

		8,656,080

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	26,000	1,353,040

Tobacco — 1.9%
Philip Morris International, Inc.	50,000	3,281,500

Wireless Telecommunication
Services — 1.1%
Sprint Nextel Corp. (a)	401,000	1,860,640

Total Investments
(Cost – $146,268,666*) – 100.1%		172,225,541

Liabilities in Excess of Other Assets – (0.1)%		(113,832)

Net Assets – 100.0%		$172,111,709

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

	Aggregate cost	$149,710,247

	Gross unrealized appreciation	$26,645,966
	Gross unrealized depreciation	(4,130,672)

	Net unrealized appreciation	$22,515,294

(a)	Non-income producing security.

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

  For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

  Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

    Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

    Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Securities[1]	$172,225,541	—	—	$172,225,541

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	3

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic - 2.3%
State Street Bank & Trust Co.:
0.25%, 5/03/11	$2,350	$2,350,000
0.25%, 5/11/11	2,400	2,400,000

		4,750,000

Yankee (a) - 23.7%
BNP Paribas SA, NY:
0.38%, 5/04/11	3,000	3,000,000
0.39%, 5/05/11	2,200	2,200,000
0.36%, 6/13/11	2,400	2,400,000
Bank of Montreal, Chicago, 0.33%,
1/25/12 (b)	1,000	1,000,000
Bank of Nova Scotia, Houston:
0.27%, 6/03/11	3,000	3,000,000
0.26%, 6/10/11	2,500	2,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.30%, 4/11/11	2,000	2,000,000
0.24%, 4/14/11	2,000	2,000,000
Barclays Bank Plc, NY, 0.38%, 5/19/11	2,500	2,500,000
Credit Agricole CIB, NY, 0.30%, 6/01/11	2,000	2,000,000
Credit Industriel Et Commercial, NY,
0.50%, 4/08/11	2,000	2,000,086
Deutsche Bank AG, NY:
0.31%, 6/17/11	2,000	2,000,000
0.33%, 8/04/11 (b)	2,000	2,000,000
Dexia Credit Local, NY, 2.05%,
4/18/11 (c)	3,500	3,500,000
National Australia Bank, NY, 0.35%,
2/10/12 (b)	1,000	1,000,000
Nordea Bank Finland Plc, NY, 0.32%,
4/15/11	2,500	2,500,019
Royal Bank of Scotland Plc, CT:
0.49%, 4/19/11	2,335	2,335,000
0.52%, 9/19/11	2,800	2,800,000
Societe Generale, NY, 0.35%,
4/21/11(b)	2,000	2,000,000
Svenska Handelsbanken NY, 0.27%,
6/15/11	2,000	2,000,000
Toronto-Dominion Bank, NY:
0.33%, 9/06/11	1,200	1,200,000
0.34%, 1/12/12 (b)	1,000	1,000,000
Westpac Banking Corp., NY, 0.33%,
11/04/11(b)	2,500	2,500,000

		49,435,105

Total Certificates of Deposit - 26.0%		54,185,105

Commercial Paper

Argento Variable Funding Co. LLC,
0.32%, 6/28/11 (d)	3,000	2,997,653
Atlantis One Funding Corp. (d):
0.28%, 5/25/11	4,000	3,998,350
0.27%, 6/07/11	2,100	2,098,945
BPCE SA, 0.31%, 5/04/11 (d)	2,000	1,999,432
Barton Capital LLC, 0.30%, 4/11/11 (d)	2,500	2,499,792
CRC Funding LLC, 0.29%, 4/27/11 (d)	2,500	2,499,476
Cancara Asset Securitization LLC,
0.29%, 4/01/11 (d)	2,500	2,500,000
Chariot Funding LLC (d):
0.24%, 4/12/11	2,500	2,499,817
0.26%, 4/15/11	2,835	2,834,713
Credit Agricole North America Inc.,
0.28%, 5/23/11 (d)	2,000	1,999,191
Falcon Asset Securitization Co., LLC (d):
0.26%, 5/19/11	2,600	2,599,099
0.25%, 6/07/11	2,000	1,999,069
0.24%, 6/28/11	2,500	2,498,533
ING Funding LLC, 0.43%, 4/05/11 (d)	2,200	2,199,895
JPMorgan Chase & Co., 0.23%, 6/27/11 (d)	3,000	2,998,333
LMA Americas LLC, 0.25%, 4/20/11 (d)	3,000	2,999,604
MetLife Short Term Funding (d):
0.28%, 4/18/11	2,035	2,034,731
0.28%, 6/27/11	3,000	2,997,970
Nieuw Amsterdam Receivables Corp.,
0.29%, 4/12/11 (d)	2,008	2,007,822
Novartis Finance Corp., 0.26%, 8/12/11 (d)	2,000	1,998,079
Old Line Funding LLC, 0.26%,
5/09/11 (d)	2,400	2,399,341
Scaldis Capital LLC, 0.28%, 4/08/11 (d)	2,400	2,399,869
Societe Generale North America Inc.,
0.34%, 5/16/11 (d)	1,400	1,399,405
Sydney Capital Corp., 0.40%, 4/27/11 (d)	4,300	4,298,758
Thames Asset Global Securitization
0.41%, 4/01/11 (d)	2,200	2,200,000
Thunder Bay Funding LLC, 0.26%,
4/11/11 (d)	2,000	1,999,856
Variable Funding Capital Corp., 0.25%,
4/01/11(d)	3,000	3,000,000
Wespac Banking Corp. (b):
0.34%, 1/06/12	2,500	2,500,000
0.42%, 1/13/12	2,500	2,500,000

Total Commercial Paper - 35.1%		72,957,733

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipts
FLOATS	Floating Rate Securities	RB	Revenue Bonds
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Corporate Notes (c)	Par (000)	Value

KBC Bank NV, NY, 1.87%, 5/03/11 (a)	$1,640	$1,640,000
Rabobank Nederland NV, 2.05%, 4/07/11 (e)	3,100	3,100,000

Total Corporate Notes - 2.3%		4,740,000

Municipal Bonds (c)

California HFA, RB, VRDN, Home
Mortgage, Series U, AMT (Fannie Mae
LOC, Freddie Mac LOC), 0.25%,
4/07/11	1,500	1,500,000
City & County of San Francisco
California, COP, FLOATS, VRDN,
Series B001 (Morgan Stanley Bank
Liquidity Facility), 0.29%, 4/07/11 (e)	1,300	1,300,000
City of Houston Texas, Refunding RB,
VRDN, First Lien, Series B-3
(Sumitomo Mitsui Banking LOC),
0.32%, 4/07/11	3,000	3,000,000
Colorado Housing & Finance Authority,
RB, VRDN, Class I, Series A-3, AMT
(Fannie Mae LOC, Freddie Mac LOC),
0.25%, 4/07/11	2,500	2,500,000
County of Catawba North Carolina, RB,
VRDN, Catawba Valley Medical Center
(Branch Banking & Trust LOC), 0.34%,
4/07/11	4,285	4,285,000
County of Harris Texas, RB, MSTR,
VRDN, Series SGC 31, Class A
(Societe Generale LOC), 0.25%,
4/07/11 (e)	1,680	1,680,000
County of Pitkin Colorado, Refunding
RB, VRDN, Aspen Skiing Co. Project,
Series A (JPMorgan Chase & Co.
LOC), 0.23%, 4/01/11	2,000	2,000,000
Michigan State HDA, Refunding RB,
VRDN, Series D (Fannie Mae LOC,
Freddie Mac LOC), 0.24%, 4/07/11	1,465	1,465,000
New York City Industrial Development
Agency, RB, VRDN, New York Law
School Project, Series A (JPMorgan
Chase Bank LOC), 0.21%, 4/07/11	1,985	1,985,000
Port Freeport Texas, RB, VRDN, Joint
Venture Project, AMT (JPMorgan
Chase Bank LOC), 0.26%, 4/01/11	2,100	2,100,000
Rhode Island Housing & Mortgage
Finance Corp., RB, VRDN, Groves at
Johnston Project, AMT (Freddie Mac
LOC), 0.27%, 4/07/11	3,600	3,600,000
State of California, GO, VRDN:
Series C-4 (JPMorgan Chase & Co.
LOC), 0.17%, 4/01/11	3,300	3,300,000
Series C-11 (BNP Paribas SA LOC),
0.23%, 4/07/11	2,400	2,400,000
Triborough Bridge & Tunnel Authority,
RB, VRDN, General, Series B (Dexia
Credit Local SBPA), 0.32%, 4/07/11	800	800,000

Total Municipal Bonds - 15.3%		31,915,000

U.S. Government Sponsored Agency & Instrumentality Obligations

Fannie Mae Variable Rate Notes (b):
0.24%, 7/26/12	2,500	2,499,341
0.28%, 9/17/12	2,500	2,499,259
0.28%, 12/20/12	1,500	1,499,477
Federal Home Loan Bank Discount
Notes, 0.21%, 8/04/11 (d)	1,400	1,398,979
Federal Home Loan Bank Variable Rate
Notes, 0.24%, 10/06/11 (b)	2,200	2,199,539
Freddie Mac Discount Notes, 0.19%,
8/30/11 (d)	1,000	999,203
Freddie Mac Variable Rate Notes (b):
0.19%, 5/05/11	5,000	4,999,859
0.20%, 12/29/11	2,000	1,999,247
0.23%, 4/03/12	2,000	1,999,182
0.20%, 11/02/12	2,000	1,998,072
0.30%, 1/24/13	500	499,634

Total U.S. Government Sponsored Agency &
Instrumentality Obligations - 10.9%		22,591,792

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.18%, 4/21/11	2,000	1,999,806
0.19%, 5/26/11	1,250	1,249,637
0.20%, 6/02/11	3,000	2,998,956
0.27%, 9/22/11	2,000	1,997,438
U.S. Treasury Notes:
0.88%, 5/31/11	2,975	2,978,114
4.88%, 5/31/11	2,000	2,015,197
1.13%, 6/30/11	3,000	3,006,529
4.50%, 9/30/11	2,500	2,552,416

Total U.S. Treasury Obligations - 9.0%		18,798,093

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.15%,
4/01/11 (Purchased on 3/30/11 to be
repurchased at $2,950,025 collateralized
by Freddie Mac, 0.00% due 2/11/14, par
and fair value of $3,012,000 and
$3,009,204, respectively)	2,950	2,950,000

Total Repurchase Agreements – 1.4%		2,950,000

Total Investments (Cost - $208,137,723*) – 100.0%		208,137,723
Other Assets Less Liabilities – 0.0%		102,127

Net Assets – 100.0%		$208,239,850

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

  Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

    Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

    Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$208,137,723	—	$208,137,723

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	3

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

321 Henderson Receivables I LLC, Series
2010-1A, Class A, 5.56%, 7/15/59 (a) USD	USD	473	$495,705
ACE Securities Corp. (b):
Series 2003-OP1, Class A2, 0.62%,
12/25/33		23	18,920
Series 2005-ASP1, Class M1,
0.94%, 9/25/35		450	113,152
Bear Stearns Asset-Backed Securities
Trust, Series 2005-4, Class A, 0.58%,
1/25/36 (b)		11	11,285
Capital One Multi-Asset Execution
Trust, Series 2006-A5, Class A5,
0.28%, 1/15/16 (b)		100	99,626
Citibank Omni Master Trust (a):
Series 2009-A8, Class A8,
2.32%, 5/16/16 (b)		630	639,513
Series 2009-A12, Class A12,
3.35%, 8/15/16		250	256,576
Series 2009-A13, Class A13,
5.35%, 8/15/18		250	272,009
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2,
0.57%, 9/25/33		37	31,611
Series 2004-5, Class A, 0.70%,
10/25/34		53	45,651
Ford Credit Floorplan Master Owner
Trust, Series 2006-4, Class B,
0.77%, 6/15/13 (b)		100	99,792
Lehman XS Trust, Series 2005-5N,
Class 3A2, 0.61%, 11/25/35 (b)		267	110,790
Morgan Stanley ABS Capital I,
Series 2005-HE1, Class A2MZ,
0.56%, 12/25/34 (b)		35	31,734
Nelnet Student Loan Trust, Series
2006-1, Class A5, 0.42%,
8/23/27 (b)		250	236,176
New Century Home Equity Loan
Trust, Series 2005-2, Class
A2MZ, 0.52%, 6/25/35 (b)		103	98,857
Option One Mortgage Loan Trust,
Series 2003-4, Class A2, 0.57%,
7/25/33 (b)		81	70,534
RAAC, Series 2005-SP2, Class 2A,
0.55%, 6/25/44 (b)		278	223,870
Residential Asset Securities Corp.,
Series 2003-KS5, Class AIIB,
0.54%, 7/25/33 (b)		36	22,574
SLM Student Loan Trust (b):
Series 2003-A, Class A2,
0.75%, 9/15/20		73	70,540
Series 2004-B, Class A2,
0.51%, 6/15/21		129	123,355
Series 2008-5, Class A3, 1.60%,
1/25/18		230	236,351
Series 2008-5, Class A4, 2.00%,
7/25/23		750	784,133
Series 2009-B, Class A1,
6.22%, 7/15/42 (a)		258	249,357
Series 2010-C, Class A1,
1.87%, 12/15/17 (a)		206	207,065
Santander Consumer Acquired
Receivables Trust (a):
Series 2011-S1A, Class B,
1.66%, 8/15/16		160	159,985
Series 2011-S1A, Class C,
2.01%, 8/15/16		140	139,995
Series 2011-WO, Class C,
3.19%, 10/15/15		140	141,400
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%,
12/15/14		210	210,454
Series 2010-2, Class C, 3.89%,
7/17/17		250	256,796
Series 2010-B, Class B, 2.10%,
9/15/14 (a)		175	175,190
Series 2010-B, Class C, 3.02%,
10/17/16 (a)		185	184,918
Series 2011-S1A, Class B,
1.48%, 5/15/17 (a)		135	135,066
Series 2011-S1A, Class D,
3.10%, 5/15/17 (a)		149	148,994
Scholar Funding Trust, Series
2011-A, Class A, 1.21%,
10/28/43 (a)(b)		135	131,436
Structured Asset Securities Corp. (b):
Series 2004-23XS, Class 2A1,
0.55%, 1/25/35		104	77,484
Series 2006-BC3, Class A2,
0.30%, 10/25/36		25	25,217

Total Asset-Backed Securities – 7.4%			6,336,111

Corporate Bonds

Auto Components — 0.1%
BorgWarner Inc., 4.63%, 9/15/20		65	64,974

Beverages — 0.9%
Anheuser-Busch InBev Worldwide,
Inc., 3.00%, 10/15/12		745	766,341

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro	LIBOR	London InterBank Offered Rate
GBP	British Pound	RB	Revenue Bonds
GO	General Obligation Bonds	USD	US Dollar

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Capital Markets — 2.6%
The Bear Stearns Cos., Inc., 6.95%,
8/10/12	USD	95	$102,277
CDP Financial, Inc., 3.00%,
11/25/14 (a)		520	530,053
Credit Suisse AG, 5.40%, 1/14/20		60	60,599
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		260	279,199
3.70%, 8/01/15		200	201,476
3.63%, 2/07/16		70	69,339
5.38%, 3/15/20		180	182,760
6.00%, 6/15/20		125	132,141
6.25%, 2/01/41		85	84,648
Lehman Brothers Holdings, Inc. (c)(d):
6.50%, 7/19/17		150	15
6.75%, 12/28/17		325	32
Morgan Stanley:
2.81%, 5/14/13 (b)		480	496,917
5.63%, 9/23/19		100	102,133

			2,241,589

Chemicals — 0.4%
CF Industries, Inc., 7.13%, 5/01/20		220	249,700
The Dow Chemical Co., 4.25%,
11/15/20		105	100,278

			349,978

Commercial Banks — 8.5%
BNP Paribas Home Loan Covered
Bonds SA, 2.20%, 11/02/15 (a)		595	571,799
Bank Nederlandse Gemeenten,
1.50%, 3/28/14 (a)		635	630,706
Bank of Nova Scotia, 1.65%,
10/29/15 (a)		885	846,403
CIT Group, Inc.:
7.00%, 5/01/17		128	128,660
6.63%, 4/01/18 (a)		65	65,950
Canadian Imperial Bank of
Commerce, 2.75%, 1/27/16 (a)		365	365,466
Corporacion Andina de Fomento,
6.88%, 3/15/12		220	230,544
Discover Bank, 8.70%, 11/18/19 (a)		350	419,322
DnB NOR Boligkreditt (a):
2.10%, 10/14/15		960	929,126
2.90%, 3/29/16		610	606,328
Eksportfinans ASA:
0.50%, 4/05/13 (b)(e)		155	155,000
2.00%, 9/15/15		600	586,931
5.50%, 5/25/16		300	336,812
Royal Bank of Canada, 3.13%,
4/14/15 (a)		955	979,155
Sparebanken 1 Boligkreditt, 1.25%,
10/25/13 (a)		385	381,056

			7,233,258

Construction Materials — 0.1%
Inversiones CMPC SA, 4.75%,
1/19/18 (a)		100	98,394

Consumer Finance — 0.9%
Credit Acceptance Corp., 9.13%,
2/01/17 (a)		250	269,687
Ford Motor Credit Co. LLC, 6.63%,
8/15/17		100	106,725
SLM Corp.:
5.40%, 10/25/11		180	183,650
6.25%, 1/25/16		162	168,885

			728,947

Diversified Financial Services — 3.0%
Ally Financial, Inc., 8.00%, 3/15/20		210	228,638
Bank of America Corp.:
3.63%, 3/17/16		70	69,014
5.63%, 7/01/20		125	128,335
Citigroup, Inc.:
4.75%, 5/19/15		90	94,338
4.59%, 12/15/15		140	144,767
5.38%, 8/09/20		125	128,682
General Electric Capital Corp.:
5.50%, 1/08/20		275	290,955
5.30%, 2/11/21		90	91,410
JPMorgan Chase Bank NA, 6.00%,
7/05/17		450	494,267
JPMorgan Chase & Co.:
0.94%, 2/26/13 (b)		150	151,002
2.60%, 1/15/16		170	164,126
3.45%, 3/01/16		80	79,714
4.25%, 10/15/20		45	43,007
Novus USA Trust, 1.56%,
11/18/11 (a)(b)		250	248,848
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (a)		200	211,500

			2,568,603

Diversified Telecommunication Services — 1.5%
GTE Corp., 6.84%, 4/15/18		270	312,027
Level 3 Financing, Inc.:
8.75%, 2/15/17		21	20,843
10.00%, 2/01/18		40	40,050
9.38%, 4/01/19 (a)		42	40,635
Qwest Communications
International, Inc.:
8.00%, 10/01/15		80	88,300
7.13%, 4/01/18		55	59,331
Qwest Corp., 8.38%, 5/01/16		125	148,750
Telefonica Emisiones SAU, 4.95%,
1/15/15		275	290,158
Verizon Communications, Inc.,
6.40%, 2/15/38		255	266,961

			1,267,055

Electric Utilities — 0.6%
Florida Power & Light Co., 5.95%,
2/01/38		225	242,140
Hydro-Quebec, 8.40%, 1/15/22		170	230,409
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15 (a)		60	61,734

			534,283

Energy Equipment & Services — 0.3%
Ensco Plc:
3.25%, 3/15/16		40	39,853
4.70%, 3/15/21		84	83,379

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Energy Equipment & Services (concluded):
MEG Energy Corp., 6.50%,
3/15/21 (a)	USD	135	$137,194

			260,426

Food Products — 0.4%
Kraft Foods, Inc.:
6.50%, 8/11/17		75	85,526
5.38%, 2/10/20		185	195,313
6.50%, 2/09/40		75	80,107

			360,946

Health Care Equipment & Supplies — 0.2%
CareFusion Corp., 6.38%, 8/01/19		150	167,676

Health Care Providers & Services — 0.6%
HCA, Inc., 7.25%, 9/15/20		225	240,750
Tenet Healthcare Corp.:
9.00%, 5/01/15		70	77,000
8.88%, 7/01/19		140	159,600

			477,350

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating
Co., Inc., 10.00%, 12/15/18		95	86,687

Household Durables — 0.2%
Standard Pacific Corp., 8.38%,
1/15/21 (a)		195	201,581

IT Services — 0.3%
First Data Corp. (a):
7.38%, 6/15/19 (e)		120	121,950
12.63%, 1/15/21		140	151,900

			273,850

Independent Power Producers &
Energy Traders — 0.2%
Energy Future Intermediate Holding
Co. LLC, 10.00%, 12/01/20		180	190,741

Insurance — 2.7%
American International Group, Inc.,
8.18%, 5/15/58 (b)		25	26,906
Hartford Life Global Funding
Trusts, 0.48%, 6/16/14 (b)		550	535,212
Lincoln National Corp., 7.00%,
6/15/40		70	79,900
Manulife Financial Corp., 3.40%,
9/17/15		190	190,622
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		150	152,961
2.50%, 1/11/13		690	701,858
5.13%, 4/10/13		425	453,542
Teachers Insurance & Annuity
Association of America, 6.85%,
12/16/39 (a)		135	152,216
XL Capital Ltd., Series E, 6.50%,
12/31/49 (b)		40	36,700

			2,329,917

Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 5.00%,
1/15/21		35	34,995

Machinery — 0.1%
Navistar International Corp., 3.00%,
10/15/14 (f)		50	75,500

Media — 3.7%
CBS Corp.:
8.88%, 5/15/19		125	156,963
5.75%, 4/15/20		60	63,460
CCH II LLC, 13.50%, 11/30/16		330	395,175
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		53	57,902
Series B, 9.25%, 12/15/17		273	299,276
Comcast Cable Communications
Holdings, Inc., 9.46%, 11/15/22		75	101,491
Comcast Corp.:
5.88%, 2/15/18		152	167,565
6.45%, 3/15/37		95	97,321
Cox Communications, Inc., 8.38%,
3/01/39 (a)		200	253,870
Discovery Communications LLC,
3.70%, 6/01/15		120	123,967
NBC Universal Media LLC (a):
5.15%, 4/30/20		246	253,540
4.38%, 4/01/21		245	234,560
News America, Inc.:
4.50%, 2/15/21 (a)		150	146,960
6.40%, 12/15/35		140	144,039
6.15%, 2/15/41 (a)		180	178,496
Time Warner Cable, Inc.:
5.00%, 2/01/20		90	90,992
5.88%, 11/15/40		115	108,060
Time Warner, Inc.:
4.70%, 1/15/21		50	49,787
6.10%, 7/15/40		30	29,364
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		150	163,875

			3,116,663

Metals & Mining — 0.5%
Cliffs Natural Resources, Inc.:
4.80%, 10/01/20		60	59,236
4.88%, 4/01/21		60	59,182
Corporacion Nacional del Cobre de
Chile, 3.75%, 11/04/20 (a)		100	93,515
Novelis, Inc., 8.75%, 12/15/20 (a)		155	170,500

			382,433

Multi-Utilities — 0.1%
Xcel Energy, Inc., 6.50%, 7/01/36		90	99,977

Multiline Retail — 0.3%
Dollar General Corp., 11.88%,
7/15/17 (g)		185	213,212

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp., 5.95%,
9/15/16		80	86,991
Arch Coal, Inc., 7.25%, 10/01/20		220	235,950
BP Capital Markets Plc:
3.13%, 3/10/12		400	408,791
3.13%, 10/01/15		80	80,447

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded):
Chesapeake Energy Corp., 6.63%,
8/15/20	USD	160	$170,400
Consol Energy, Inc.:
8.00%, 4/01/17		114	124,830
8.25%, 4/01/20		86	95,353
Enterprise Products Operating LLC,
6.13%, 10/15/39		100	99,530
Kinder Morgan Energy Partners LP,
6.38%, 3/01/41		27	27,233
Marathon Petroluem Corp., 6.50%,
3/01/41 (a)		151	152,565
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		250	257,798
Nexen, Inc., 7.50%, 7/30/39		165	185,794
Peabody Energy Corp., 6.50%,
9/15/20		205	219,862
Petrobras International Finance Co.:
3.88%, 1/27/16		355	357,373
5.88%, 3/01/18		20	21,185
5.75%, 1/20/20		460	474,552
Petrohawk Energy Corp., 7.25%,
8/15/18		229	235,870
Rockies Express Pipeline LLC,
3.90%, 4/15/15 (a)		180	178,213
Tennessee Gas Pipeline Co., 7.00%,
10/15/28		35	38,892
Valero Energy Corp.:
6.13%, 2/01/20		60	64,894
6.63%, 6/15/37		41	41,326

			3,557,849

Paper & Forest Products — 0.1%
International Paper Co.:
5.30%, 4/01/15		10	10,777
7.30%, 11/15/39		95	106,282

			117,059

Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance LLC,
3.00%, 6/15/15		120	121,173
Wyeth, 6.00%, 2/15/36		90	96,690

			217,863

Real Estate Investment Trusts
(REITs) — 0.3%
Hospitality Properties Trust, 5.63%,
3/15/17		86	89,212
Kimco Realty Corp., 6.88%,
10/01/19		60	70,008
Mack-Cali Realty LP, 7.75%,
8/15/19		75	90,371

			249,591

Real Estate Management &
Development — 0.2%
Realogy Corp., 7.88%, 2/15/19 (a)		137	135,972

Road & Rail — 0.5%
Avis Budget Car Rental LLC,
8.25%, 1/15/19		185	193,788
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40		240	243,051

			436,839

Software — 0.1%
Oracle Corp., 3.88%, 7/15/20 (a)		110	108,101

Thrifts & Mortgage Finance — 1.5%
Cie de Financement Foncier, 2.25%,
3/07/14 (a)		200	199,993
MGIC Investment Corp., 5.38%,
11/01/15		210	196,875
The PMI Group Inc., 6.00%,
9/15/16		340	263,569
Radian Group, Inc.:
5.63%, 2/15/13		340	335,750
5.38%, 6/15/15		340	301,750

			1,297,937

Tobacco — 0.4%
Philip Morris International, Inc.,
4.50%, 3/26/20		290	297,976

Wireless Telecommunication
Services — 1.4%
Cricket Communications, Inc.,
7.75%, 5/15/16		110	116,875
Crown Castle Towers LLC, 6.11%,
1/15/40 (a)		385	417,283
Intelsat Jackson Holdings SA,
7.25%, 4/01/19 (a)(e)		84	84,105
Sprint Capital Corp., 6.88%,
11/15/28		47	43,358
Vodafone Group Plc, 4.15%,
6/10/14		485	514,178

			1,175,799

Total Corporate Bonds – 37.3%			31,720,362

Foreign Agency Obligations

Hellenic Republic Government Bond,
4.60%, 9/20/40	EUR	40	30,572
Japan Finance Corp., 2.00%, 6/24/11	USD	235	235,743
Kreditanstalt fuer Wiederaufbau, 1.38%,
7/15/13		160	161,149
Mexico Government International Bond:
6.38%, 1/16/13		130	141,375
5.63%, 1/15/17		90	99,270
United Mexican States, Series A, 5.13%,
1/15/20		80	83,680

Total Foreign Agency Obligations – 0.9%			751,789

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage
Obligations — 8.7%
Adjustable Rate Mortgage Trust,
Series 2005-7, Class 4A1, 5.40%,
10/25/35		249	228,525
Arkle Master Issuer Plc, Series
2010-1A, Class 2A, 1.43%,
5/17/60 (a)(b)		360	359,236

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Collateralized Mortgage
Obligations (concluded):
CitiMortgage Alternative Loan
Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37	USD	601	$468,426
Countrywide Home Loan Mortgage Pass-
Through Trust:
Series 2006-0A5, Class 2A1,
0.45%, 4/25/46 (b)		124	75,856
Series 2006-0A5, Class 3A1,
0.45%, 4/25/46 (b)		224	146,303
Series 2007-J3, Class A10,
6.00%, 7/25/37		498	425,025
Credit Suisse Mortgage Capital
Certificates:
Series 2006-8, Class 3A1,
6.00%, 10/25/21		119	99,311
Series 2011-2R, Class 1A1,
5.16%, 3/27/37 (a)(b)		172	169,490
Series 2011-2R, Class 2A1,
4.42%, 7/27/36 (a)(b)		412	416,848
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1,
5.52%, 8/25/35 (b)		113	105,527
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 6A1,
5.25%, 7/25/35 (b)		628	622,014
Impac Secured Assets CMN Owner
Trust, Series 2004-3 (b):
Class 1A4, 0.65%, 11/25/34		50	48,040
Class M1, 1.15%, 11/25/34		500	221,113
IndyMac INDA Mortgage Loan
Trust, Series 2007-AR7, Class
1A1, 5.86%, 11/25/37 (b)		184	152,781
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2,
5.88%, 7/25/36		37	36,863
Series 2007-S1, Class 1A2,
5.50%, 3/25/22		37	35,866
Luminent Mortgage Trust, Series
2006-7, Class 1A1, 0.43%,
12/25/36 (b)		441	277,953
Residential Accredit Loans, Inc.,
Series 2006-Q02, Class A1,
0.47%, 2/25/46 (b)		160	66,240
Structured Adjustable Rate Mortgage
Loan Trust, Series 2007-3 (b):
Class 2A1, 5.51%, 4/25/37		632	455,226
Class 3A1, 5.42%, 4/25/47		399	282,579
Structured Asset Securities Corp.,
Series 2005-GEL2, Class A,
0.53%, 4/25/35 (b)		32	28,309
Thornburg Mortgage Securities Trust,
Class A1 (b):
Series 2006-4, 0.38%, 7/25/36		393	391,033
Series 2006-5, 0.37%, 10/25/46		381	377,289
WaMu Mortgage Pass-Through
Certificates, Series 2006-AR18,
Class 1A1, 5.12%, 1/25/37 (b)		380	295,737
Wells Fargo Mortgage-Backed Securities
Trust (b):
Series 2005-AR16, Class 7A1,
5.21%, 10/25/35		247	244,391
Series 2006-AR2, Class 2A5,
2.77%, 3/25/36		739	635,954
Series 2006-AR3, Class A4,
5.47%, 3/25/36		653	576,203
Series 2006-AR12, Class 2A1,
5.89%, 9/25/36		140	126,139

			7,368,277

Commercial Mortgage-Backed
Securities — 10.6%
Banc of America Commercial
Mortgage, Inc.:
Series 2003-2, Class A3, 4.87%,
3/11/41 (b)		755	781,780
Series 2006-4, Class AM,
5.68%, 7/10/46		60	61,409
Series 2006-5, Class AM,
5.45%, 9/10/47		30	29,726
Series 2007-1, Class A4, 5.45%,
1/15/49		500	526,145
Series 2007-3, Class A4, 5.80%,
6/10/49 (b)		380	401,358
Bear Stearns Commercial Mortgage
Securities (b):
Series 2005-PW10, Class AM,
5.45%, 12/11/40		30	30,893
Series 2006-PW11, Class A4,
5.62%, 3/11/39		825	896,534
CS First Boston Mortgage
Securities Corp.,
Series 2002-CP5, Class A1, 4.11%, 12/15/35		151	152,505
Citigroup Commercial Mortgage
Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49		100	106,818
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2006-CD3, Class A5,
5.62%, 10/15/48		160	171,985
Commercial Mortgage
Pass-Through Certificates,
Series 2004-LB3A, Class A3, 5.09%,
7/10/37 (b)		325	326,065
Credit Suisse Mortgage Capital
Certificates, Series 2010-RR2,
Class 2A, 9/15/39 (a)(b)		250	264,928
Extended Stay America Trust (a):
Series 2010-ESHA, Class A,
2.95%, 11/05/27		626	615,685
Series 2010-ESHA, Class C,
4.86%, 11/05/27		285	289,490
Series 2010-ESHA, Class D,
5.50%, 11/05/27		165	166,887
GMAC Commercial Mortgage
Securities, Inc.:
Series 2003-C3, Class A3,
4.65%, 4/10/40		155	160,158

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed
Securities (concluded):
GMAC Commercial Mortgage Securities,
Inc. (concluded):
Series 2006-C1, Class AM,
5.29%, 11/10/45 (b)	USD	50	$49,627
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ,
6.08%, 7/10/38 (b)		70	67,556
Series 2006-GG7, Class AM,
6.08%, 7/10/38 (b)		75	77,841
Series 2007-GG9, Class A4,
5.44%, 3/10/39		210	222,277
JPMorgan Chase Commercial Mortgage
Securities Corp.:
Series 2001-CIB2, Class A3,
6.43%, 4/15/35		309	310,573
Series 2006-CB14, Class AM,
5.62%, 12/12/44 (b)		80	80,736
Series 2007-CB18, Class A3,
5.45%, 6/12/47		225	231,508
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM,
6.10%, 6/15/38 (b)		40	42,515
Series 2006-C7, Class AM,
5.38%, 11/15/38		40	40,592
Series 2007-C6, Class A4,
5.86%, 7/15/40 (b)		205	218,192
Morgan Stanley Capital I:
Series 1998-WF2, Class G,
6.34%, 7/15/30 (a)(b)		130	135,685
Series 2004-HQ4, Class A7,
4.97%, 4/14/40		250	265,612
RBSCF Trust, Series 2010-RR3, Class
WBTA, 6.10%, 2/16/51 (a)(b)		380	416,206
Wachovia Bank Commercial Mortgage Trust (b):
Series 2005-C20, Class A6A,
5.11%, 7/15/42		680	704,441
Series 2005-C21, Class A3,
5.38%, 10/15/44		53	54,085
Series 2006-C26, Class A3,
6.01%, 6/15/45		645	702,343
Series 2007-C33, Class A4,
6.10%, 2/15/51		430	460,454

			9,062,609

Total Non-Agency Mortgage-Backed
Securities – 19.3%			16,430,886

Preferred Securities

Capital Trusts

Capital Markets — 0.4%
Credit Suisse Guernsey Ltd., 5.86% (b)(h)		180	174,600
Goldman Sachs Capital II, 5.79% (b)(h)		175	150,937
Lehman Brothers Holdings Capital
Trust VII, 5.86% (c)(d)(h)		55	6
State Street Capital Trust IV, 1.31%,
6/01/67 (b)		20	16,503

			342,046

Commercial Banks — 0.1%
ABN AMRO North America
Holding Preferred Capital
Repackaging Trust I, 6.52% (a)(b)(h)		35	33,425
Fifth Third Capital Trust IV, 6.50%,
4/15/67 (b)		25	24,344
Wachovia Capital Trust III,
5.57% (b)(h)		15	13,762

			71,531

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.,
7.90% (b)(h)		370	404,821
JPMorgan Chase Capital XXIII,
1.31%, 5/15/77 (b)		20	16,554

			421,375

Insurance — 0.1%
Genworth Financial, Inc., 6.15%,
11/15/66 (b)		20	15,800
Liberty Mutual Group, Inc., 10.75%,
6/15/88 (a)(b)		20	26,000
Swiss Re Capital I LP, 6.85% (a)(b)(h)		30	29,356

			71,156

Total Capital Trusts – 1.1%			906,108

Trust Preferreds		Shares

Commercial Banks — 0.0%
SunTrust Capital VIII, 6.10%,
12/15/36		15,000	14,625

Total Trust Preferreds – 0.0%			14,625

Total Preferred Securities – 1.1%			920,733

Taxable Municipal Bonds		Par (000)

City of Chicago Illinois, RB, Build
America Bonds, 6.40%, 1/01/40	USD	50	47,998
Metropolitan Transportation
Authority, RB, Build America
Bonds, 7.34%, 11/15/39		200	226,714
New York City Municipal Water Finance
Authority, RB:
Build America Bonds, 5.72%,
6/15/42		100	98,758
Second General Resolution,
Series EE, 5.38%, 6/15/43		95	95,886
Second General Resolution,
Series EE, 5.50%, 6/15/43		115	118,123
New York State Dormitory
Authority, RB, Build America
Bonds, 5.63%, 3/15/39		150	146,864

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value

Port Authority of New York & New
Jersey, RB, Consolidated, 159th
Series, 6.04%, 12/01/29	USD	105	$107,238
State of California, GO, Various
Purpose, Series 3, 5.45%, 4/01/15		725	773,162
University of California, RB, Build
America Bonds, 5.95%, 5/15/45		110	99,444

Total Taxable Municipal Bonds – 2.0%			1,714,187

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.5%
Federal Home Loan Bank of
Chicago, 5.63%, 6/13/16 (i)		550	603,020
Freddie Mac, 3.53%, 9/30/19		195	192,390
Tennessee Valley Authority, 5.25%,
9/15/39 (j)		450	471,956

			1,267,366

Collateralized Mortgage
Obligations — 0.3%
Fannie Mae Mortgage-Backed
Securities, Series 2004-25, Class
PA, 5.50%, 10/25/30		3	2,896
Freddie Mac Mortgage-Backed
Securities, Series 3068, Class VA,
5.50%, 10/15/16		240	245,644

			248,540

Federal Deposit Insurance
Corporation Guaranteed — 0.8%
General Electric Capital Corp.:
2.00%, 9/28/12		450	459,263
2.13%, 12/21/12		195	199,606

			658,869

Interest Only Collateralized
Mortgage Obligations — 0.4%
Ginnie Mae Mortgage-Backed Securities:
Series 2009-106, Class SU,
5.93%, 5/20/37 (b)		498	58,870
Series 2010-43, Class JI, 5.00%,
9/20/37		571	94,317
Series 2010-121, Class IB,
5.00%, 8/20/40		292	53,707
Series 2010-165, Class IP,
4.00%, 4/20/38		792	143,653

			350,547

Mortgage-Backed Securities — 120.8%
Fannie Mae Mortgage-Backed Securities:
3.05%, 3/01/41 (b)		100	101,729
3.15%, 3/01/41 (b)		200	203,888
3.32%, 12/01/40 (b)		222	225,624
3.50%, 1/01/26 - 3/01/26		2,475	2,485,560
4.00%, 4/01/26 - 4/15/41 (k)		14,969	14,787,371
4.50%, 4/15/26 - 5/15/41 (j)(k)		20,636	20,993,777
4.82%, 8/01/38 (b)		415	439,383
5.00%, 4/15/26 - 5/15/41 (k)		17,403	18,198,541
5.50%, 4/15/26 - 5/15/41 (j)(k)(l)		18,444	19,774,136
6.00%, 2/01/17 - 4/15/41 (k)		7,926	8,627,766
6.50%, 4/15/41 (k)		1,700	1,905,328
7.00%, 2/01/16		33	36,118
Freddie Mac Mortgage-Backed Securities:
3.06%, 2/01/41 (b)		200	204,029
4.50%, 12/01/40 - 4/01/41 (j)		5,539	5,632,728
4.94%, 4/01/38 (b)		342	362,474
5.00%, 7/01/35 - 4/15/41 (k)		8,280	8,666,699
5.50%, 4/15/41 (k)		100	106,656
6.00%, 6/01/35		109	119,326
Ginnie Mae Mortgage-Backed
Securities, 5.50%, 5/20/36		34	37,250

			102,908,383

Total U.S. Government Sponsored
Agency Securities – 123.8%			105,433,705

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.13%, 5/15/21 (j)		930	1,303,162
8.13%, 8/15/21		210	295,116
6.25%, 8/15/23 (j)		920	1,142,525
3.50%, 2/15/39 (j)		1,135	951,627
4.38%, 5/15/40 (j)		171	167,180
3.88%, 8/15/40 (j)		215	192,391
4.25%, 11/15/40 (j)		1,400	1,338,968
4.75%, 2/15/41 (j)		2,290	2,380,169
U.S. Treasury Notes (j):
0.88%, 2/29/12		4,025	4,046,051
0.75%, 3/31/13		2,670	2,667,917
0.50%, 10/15/13		700	690,430
1.25%, 3/15/14		2,610	2,609,191
2.13%, 2/29/16		5,130	5,113,969
2.75%, 2/28/18		640	635,150
2.63%, 8/15/20		270	253,294
3.63%, 2/15/21		1,725	1,749,528
4.25%, 5/15/39		440	422,056

Total U.S. Treasury Obligations – 30.5%			25,958,724

Total Long-Term Investments
(Cost – $190,212,088) – 222.3%			189,266,497

Short-Term Securities

Borrowed Bond Agreements – 0.0%
Deutsche Bank AG, 0.21%, 4/15/11		19	19,325

Total Short-Term Securities
(Cost – $19,325) – 0.0%			19,325

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Options Purchased		Contracts	Value

Exchange Traded Call Options — 0.0%
10-Year U.S. Treasury Note:
Strike Price USD 119.50,
Expires 4/01/11,		2	$505
Strike Price USD 120, Expires
5/20/11,		28	22,313

			22,818

Exchange-Traded Put Options —
0.1%
10-Year U.S. Treasury Note, Strike
Price USD 119.50, 4/01/11		2	943
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 98.25, Expires
9/16/11		60	38,250
Strike Price USD 98.50, Expires
9/16/11		40	35,500

			74,693

		Notional Amount (000)

Over-the-Counter Call Swaptions — 1.0%
Receive a fixed rate of 4.22% and pay
a floating rate based on
3-month LIBOR, Expires 4/29/11,
Broker Credit Suisse International	USD	3,000	160,502
Receive a fixed rate of 3.86% and pay
a floating rate based on
3-month LIBOR, Expires 5/19/11,
Broker JPMorgan Chase Bank NA		2,100	53,997
Receive a fixed rate of 3.76% and pay
a floating rate based on
3-month LIBOR, Expires 9/26/11,
Broker Royal Bank of Scotland Plc		1,100	26,487
Receive a fixed rate of 3.54% and pay
a floating rate based on
3-month LIBOR, Expires 12/01/11,
Broker Citibank NA		1,600	26,702
Receive a fixed rate of 3.63% and pay
a floating rate based on
3-month LIBOR, Expires 12/02/11,
Broker Deutsche Bank AG		800	15,834
Receive a fixed rate of 3.99% and pay
a floating rate based on
3-month LIBOR, Expires 1/12/12,
Broker UBS AG		400	13,746
Receive a fixed rate of 1.76% and pay
a floating rate based on
3-month LIBOR, Expires 1/26/12,
Broker Deutsche Bank AG		2,300	14,432
Receive a fixed rate of 4.29% and pay
a floating rate based on
3-month LIBOR, Expires 2/06/12,
Broker UBS AG		600	29,572
Receive a fixed rate of 4.33% and pay
a floating rate based on
3-month LIBOR, Expires 2/07/12,
Broker Goldman Sachs Bank USA		400	20,582
Receive a fixed rate of 4.39% and pay
a floating rate based on
3-month LIBOR, Expires 5/08/12,
Broker Citibank NA		600	31,463
Receive a fixed rate of 5.71% and pay
a floating rate based on
3-month LIBOR, Expires 5/19/12,
Broker Deutsche Bank AG		1,900	259,889
Receive a fixed rate of 3.89% and pay
a floating rate based on
3-month LIBOR, Expires 7/09/12,
Broker Goldman Sachs Bank USA		1,100	32,530
Receive a fixed rate of 3.93% and pay
a floating rate based on
3-month LIBOR, Expires 7/16/12,
Broker Goldman Sachs Bank USA		1,100	34,096
Receive a fixed rate of 3.70% and pay
a floating rate based on
3-month LIBOR, Expires 8/03/12,
Broker Credit Suisse International		1,200	28,166
Receive a fixed rate of 3.30% and pay
a floating rate based on
3-month LIBOR, Expires 10/22/12,
Broker JPMorgan Chase Bank NA		1,000	13,862
Receive a fixed rate of 3.46% and pay
a floating rate based on
3-month LIBOR, Expires 10/22/12,
Broker UBS AG		1,700	29,237
Receive a fixed rate of 4.36% and pay
a floating rate based on
3-month LIBOR, Expires 1/14/13,
Broker Citibank NA		500	23,360
Receive a fixed rate of 3.81% and pay
a floating rate based on
3-month LIBOR, Expires 9/17/13,
Broker Citibank NA		400	10,765
Receive a fixed rate of 3.88% and pay
a floating rate based on
3-month LIBOR, Expires 10/28/13,
Broker Deutsche Bank AG		400	11,605

			836,827

Over-the-Counter Put Swaptions — 0.9%
Pay a fixed rate of 4.22% and receive a
floating rate based on 3-month
LIBOR, Expires 4/29/11, Broker
Credit Suisse International		3,000	820
Pay a fixed rate of 3.86% and receive a
floating rate based on 3-month
LIBOR, Expires 5/19/11, Broker
JPMorgan Chase Bank NA		2,100	12,404
Pay a fixed rate of 4.15% and receive a
floating rate based on 3-month
LIBOR, Expires 5/24/11, Broker
JPMorgan Chase Bank NA		2,300	4,524
Pay a fixed rate of 3.76% and receive a
floating rate based on 3-month
LIBOR, Expires 9/26/11, Broker
Royal Bank of Scotland Plc		1,100	30,596

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Options Purchased		Notional Amount (000)	Value

Over-the-Counter Put Swaptions
(continued):
Pay a fixed rate of 3.54% and receive a
floating rate based on 3-month
LIBOR, Expires 12/01/11, Broker
Citibank NA	USD	1,600	$75,922
Pay a fixed rate of 3.63% and receive a
floating rate based on 3-month
LIBOR, Expires 12/02/11, Broker
Deutsche Bank AG		800	34,101
Pay a fixed rate of 3.99% and receive a
floating rate based on 3-month
LIBOR, Expires 1/12/12, Broker
UBS AG		400	12,700
Pay a fixed rate of 1.76% and receive a
floating rate based on 3-month
LIBOR, Expires 1/26/12, Broker
Deutsche Bank AG		2,300	18,687
Pay a fixed rate of 2.50% and receive a
floating rate based on 3-month
LIBOR, Expires 1/26/12, Broker
Deutsche Bank AG		1,100	4,497
Pay a fixed rate of 4.29% and receive a
floating rate based on 3-month
LIBOR, Expires 2/06/12, Broker
UBS AG		600	14,445
Pay a fixed rate of 4.33% and receive a
floating rate based on 3-month
LIBOR, Expires 2/07/12, Broker
UBS AG		400	9,205
Pay a fixed rate of 4.39% and receive a
floating rate based on 3-month
LIBOR, Expires 5/08/12, Broker
Citibank NA		600	17,747
Pay a fixed rate of 5.71% and receive a
floating rate based on 3-month
LIBOR, Expires 5/19/12, Broker
Deutsche Bank AG		1,900	13,963
Pay a fixed rate of 3.89% and receive a
floating rate based on 3-month
LIBOR, Expires 7/09/12, Broker
Goldman Sachs Bank USA		1,100	60,317
Pay a fixed rate of 3.93% and receive a
floating rate based on 3-month
LIBOR, Expires 7/16/12, Broker
Goldman Sachs Bank USA		1,100	59,027
Pay a fixed rate of 3.70% and receive a
floating rate based on 3-month
LIBOR, Expires 8/03/12, Broker
Credit Suisse International		1,200	79,657
Pay a fixed rate of 3.30% and receive a
floating rate based on 3-month
LIBOR, Expires 10/22/12, Broker
JPMorgan Chase Bank NA		1,000	96,498
Pay a fixed rate of 3.46% and receive a
floating rate based on 3-month
LIBOR, Expires 10/22/12, Broker
UBS AG		1,700	148,302
Pay a fixed rate of 4.36% and receive a
floating rate based on 3-month
LIBOR, Expires 1/14/13, Broker
Citibank NA		500	25,256
Pay a fixed rate of 3.81% and receive a
floating rate based on 3-month
LIBOR, Expires 9/17/13, Broker
Citibank NA		400	36,643
Pay a fixed rate of 3.88% and receive a
floating rate based on 3-month
LIBOR, Expires 10/28/13, Broker
Deutsche Bank AG		400	35,989

			791,300

Total Options Purchased
(Cost – $1,833,388) – 2.0%			1,725,638

Total Investments Before TBA Sale
Commitments and Options Written
(Cost – $192,064,711*) – 224.3%			191,011,460

TBA Sale Commitments (k)		Par (000)

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/26 – 3/01/26		2,200	(2,205,500)
4.00%, 4/01/26 – 4/15/41		11,200	(11,014,506)
4.50%, 4/15/26 – 5/15/41		9,300	(9,464,201)
5.00%, 4/15/26 – 5/15/41		11,400	(11,922,519)
5.50%, 4/15/26 – 5/15/41		11,600	(12,401,312)
6.00%, 2/01/17 – 4/15/41		5,000	(5,437,500)
Freddie Mac Mortgage-Backed Securities:
4.50%, 12/01/40 – 4/01/41		5,500	(5,577,484)
5.00%, 7/01/35 – 4/15/41		8,500	(8,857,424)

Total TBA Sale Commitments
(Proceeds – $66,811,570) – (78.5)%			(66,880,446)

Options Written		Contracts

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Note:
Strike Price USD 121, Expires
5/20/11		28	(13,563)
Strike Price USD 122, Expires
5/20/11		28	(7,437)

			(21,000)

Exchange-Traded Put Options — 0.0%
Eurodollar 1-Year Mid-Curve Options:
Strike Price USD 98, Expires
9/16/11		40	(18,000)
Strike Price USD 97.75, Expires
9/16/11		60	(18,750)

			(36,750)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	9

BlackRock Total Return Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Call Swaptions — (1.1)%
Pay a fixed rate of 4.06% and receive a
floating rate based on 3-month
LIBOR, Expires 5/12/11, Broker
Royal Bank of Scotland Plc	USD	1,700	$(68,645)
Pay a fixed rate of 4.06% and receive a
floating rate based on 3-month
LIBOR, Expires 5/13/11, Broker
BNP Paribas SA		900	(36,152)
Pay a fixed rate of 3.82% and receive a
floating rate based on 3-month
LIBOR, Expires 12/08/11, Broker
JPMorgan Chase Bank NA		800	(21,615)
Pay a fixed rate of 3.83% and receive a
floating rate based on 3-month
LIBOR, Expires 12/12/11, Broker
JPMorgan Chase Bank NA		600	(16,405)
Pay a fixed rate of 3.85% and receive a
floating rate based on 3-month
LIBOR, Expires 12/12/11, Broker
UBS AG		300	(8,555)
Pay a fixed rate of 4.00% and receive a
floating rate based on 3-month
LIBOR, Expires 1/05/12, Broker
JPMorgan Chase Bank NA		800	(27,931)
Pay a fixed rate of 2.08% and receive a
floating rate based on 3-month
LIBOR, Expires 2/07/12, Broker
Goldman Sachs Bank USA		2,000	(20,250)
Pay a fixed rate of 3.90% and receive a
floating rate based on 3-month
LIBOR, Expires 3/19/12, Broker
UBS AG		1,300	(39,471)
Pay a fixed rate of 4.02% and receive a
floating rate based on 3-month
LIBOR, Expires 3/26/12, Broker
UBS AG		600	(21,170)
Pay a fixed rate of 4.14% and receive a
floating rate based on 3-month
LIBOR, Expires 6/15/12, Broker
Deutsche Bank AG		900	(35,806)
Pay a fixed rate of 4.05% and receive a
floating rate based on 3-month
LIBOR, Expires 6/18/12, Broker
Deutsche Bank AG		900	(32,434)
Pay a fixed rate of 3.83% and receive a
floating rate based on 3-month
LIBOR, Expires 7/30/12, Broker
Citibank NA		300	(8,282)
Pay a fixed rate of 3.77% and receive a
floating rate based on 3-month
LIBOR, Expires 11/23/12, Broker
UBS AG		800	(20,531)
Pay a fixed rate of 4.03% and receive a
floating rate based on 3-month
LIBOR, Expires 12/06/12, Broker
UBS AG		1,000	(34,068)
Pay a fixed rate of 4.47% and receive a
floating rate based on 3-month
LIBOR, Expires 12/17/12, Broker
Deutsche Bank AG		500	(25,941)
Pay a fixed rate of 4.52% and receive a
floating rate based on 3-month
LIBOR, Expires 3/01/13, Broker
UBS AG		500	(26,445)
Pay a fixed rate of 4.92% and receive a
floating rate based on 3-month
LIBOR, Expires 3/05/13, Broker
Deutsche Bank AG		3,000	(216,269)
Pay a fixed rate of 4.32% and receive a
floating rate based on 3-month
LIBOR, Expires 5/28/13, Broker
Royal Bank of Scotland Plc		400	(17,442)
Pay a fixed rate of 4.07% and receive a
floating rate based on 3-month
LIBOR, Expires 7/08/13, Broker
Deutsche Bank AG		800	(27,804)
Pay a fixed rate of 5.11% and receive a
floating rate based on 3-month
LIBOR, Expires 2/10/14, Broker
Citibank NA		900	(66,548)
Pay a fixed rate of 5.07% and receive a
floating rate based on 3-month
LIBOR, Expires 2/10/14, Broker
Deutsche Bank AG		800	(57,856)
Pay a fixed rate of 4.84% and receive a
floating rate based on 3-month
LIBOR, Expires 12/02/14, Broker
JPMorgan Chase Bank NA		700	(41,529)
Pay a fixed rate of 4.89% and receive a
floating rate based on 3-month
LIBOR, Expires 12/03/14, Broker
Deutsche Bank AG		800	(48,999)

			(920,148)

Over-the-Counter Put Swaptions — (1.1)%
Receive a fixed rate of 4.06% and pay
a floating rate based on
3-month LIBOR, Expires 5/12/11,
Broker Royal Bank of Scotland Plc		1,700	(3,110)
Receive a fixed rate of 4.06% and pay
a floating rate based on
3-month LIBOR, Expires 5/13/11,
Broker BNP Paribas SA		900	(1,743)
Receive a fixed rate of 3.82% and pay
a floating rate based on
3-month LIBOR, Expires 12/08/11,
Broker JPMorgan Chase Bank NA		800	(27,644)
Receive a fixed rate of 3.83% and pay
a floating rate based on
3-month LIBOR, Expires 12/12/11,
Broker JPMorgan Chase Bank NA		600	(20,798)
Receive a fixed rate of 3.85% and pay
a floating rate based on
3-month LIBOR, Expires 12/12/11,
Broker UBS AG		300	(10,044)
Receive a fixed rate of 4.00% and pay
a floating rate based on
3-month LIBOR, Expires 1/05/12,
Broker JPMorgan Chase Bank NA		800	(24,420)

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

BlackRock Total Return Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Put Swaptions
(concluded):
Receive a fixed rate of 2.08% and pay
a floating rate based on
3-month LIBOR, Expires 2/07/12,
Broker Goldman Sachs Bank USA	USD	2,000	$(12,673)
Receive a fixed rate of 3.90% and pay
a floating rate based on
3-month LIBOR, Expires 3/19/12,
Broker UBS AG		1,300	(55,676)
Receive a fixed rate of 4.02% and pay
a floating rate based on
3-month LIBOR, Expires 3/26/12,
Broker UBS AG		600	(23,178)
Receive a fixed rate of 4.14% and pay
a floating rate based on
3-month LIBOR, Expires 6/15/12,
Broker Deutsche Bank AG		900	(37,628)
Receive a fixed rate of 4.05% and pay
a floating rate based on
3-month LIBOR, Expires 6/18/12,
Broker Deutsche Bank AG		900	(41,015)
Receive a fixed rate of 3.83% and pay
a floating rate based on
3-month LIBOR, Expires 7/30/12,
Broker Citibank NA		300	(17,835)
Receive a fixed rate of 3.77% and pay
a floating rate based on
3-month LIBOR, Expires 11/23/12,
Broker UBS AG		800	(58,226)
Receive a fixed rate of 4.03% and pay
a floating rate based on
3-month LIBOR, Expires 12/06/12,
Broker UBS AG		1,000	(61,485)
Receive a fixed rate of 4.47% and pay
a floating rate based on 3-month
LIBOR, Expires 12/17/12, Broker
Deutsche Bank AG		500	(22,244)
Receive a fixed rate of 4.52% and pay
a floating rate based on
3-month LIBOR, Expires 3/01/13,
Broker UBS AG		500	(23,914)
Receive a fixed rate of 4.92% and pay
a floating rate based on
3-month LIBOR, Expires 3/05/13,
Broker Deutsche Bank AG		3,000	(105,572)
Receive a fixed rate of 4.32% and pay
a floating rate based on
3-month LIBOR, Expires 5/28/13,
Broker Royal Bank of Scotland Plc		400	(24,508)
Receive a fixed rate of 4.07% and pay
a floating rate based on
3-month LIBOR, Expires 7/08/13,
Broker Deutsche Bank AG		800	(59,596)
Receive a fixed rate of 5.11% and pay
a floating rate based on
3-month LIBOR, Expires 2/10/14,
Broker Citibank NA		900	(41,771)
Receive a fixed rate of 5.07% and pay
a floating rate based on
3-month LIBOR, Expires 2/10/14,
Broker Deutsche Bank AG		800	(37,977)
Receive a fixed rate of 4.84% and pay
a floating rate based on
3-month LIBOR, Expires 12/02/14,
Broker JPMorgan Chase Bank NA USD		700	(45,954)
Receive a fixed rate of 4.89% and pay
a floating rate based on
3-month LIBOR, Expires 12/03/14,
Broker Deutsche Bank AG		800	(51,140)
Receive a fixed rate of 4.47% and pay
a floating rate based on
3-month LIBOR, Expires 8/05/15,
Broker JPMorgan Chase Bank NA		2,000	(90,838)

			(898,989)

Total Options Written
(Premiums Received – $2,127,692) – (2.2)%			(1,876,887)

Total Investments, Net of TBA Sale Commitments
and Options Written – 143.6%			122,254,127

Liabilities in Excess of Other Assets – (43.6)%			(37,113,364)

Net Assets – 100.0%			$85,140,763

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$192,070,777

Gross unrealized appreciation	$2,699,607
Gross unrealized depreciation	(3,758,924)

Net unrealized depreciation	$(1,059,317)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Non-income producing security.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Barclays Capital, Inc	$84,105	$105
Citigroup Global Markets, Inc	$86,381	$917
Credit Suisse Securities LLC	$35,569	$377
Goldman Sachs & Co	$155,000	—

(f)	Convertible security.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$3,226,250	$11,719
Citigroup Global Markets Inc.	$747,094	$(3,836)
Credit Suisse Securities (USA) LLC	$(2,725,095)	$(19,856)
Deutsche Bank Securities, Inc.	$(8,342,535)	$(11,605)
Goldman Sachs & Co.	$(2,947,594)	$(41,317)
Greenwich Financial Services	$3,052,968	$14,062
JPMorgan Securities, Inc.	$8,270,847	$48,423
Morgan Stanley Capital Services, Inc.	$(1,232,046)	$13,185
Nomura Securities International, Inc.	$4,543,986	$2,814
UBS Securities	$1,146,234	$3,547
Wells Fargo Bank, NA	$(202,531)	$227

(l)	All or a portion of security has been pledged as collateral in connection with swaps.

•	For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

					Unrealized Appreciation
				Notional
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

4	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$466,812	$344
11	Long-Term U.S. Treasury Bond	Chicago Board of Trade	June 2011	$1,325,271	(3,209)
2	Euro-Bund Future	Eurex	June 2011	$339,584	(3,347)
36	Euro-Schatz Future	Eurex	June 2011	$5,427,366	(11,974)
4	90 day Euro-Dollar	Chicago Mercantile	June 2012	$987,049	902
3	90 day Euro-Dollar	Chicago Mercantile	September 2012	$738,121	(46)
5	90 day Euro-Dollar	Chicago Mercantile	December 2012	$1,225,964	(339)
1	90 day Euro-Dollar	Chicago Mercantile	March 2013	$244,365	22
4	90 day Euro-Dollar	Chicago Mercantile	June 2013	$975,475	(625)
4	90 day Euro-Dollar	Chicago Mercantile	September 2013	$972,874	(523)
3	90 day Euro-Dollar	Chicago Mercantile	December 2013	$727,871	(408)

Total					$(19,203)

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Financial futures contracts sold as of March 31, 2011 were as follows:

					Notional	Unrealized Appreciation
	Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

	83	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$18,116,906	$12,531
	40	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$4,762,534	1,283
	38	Ultra Long U.S. Treasury Note	Chicago Board of Trade	June 2011	$4,678,184	(17,191)
	4	90 day Euro-Dollar	Chicago Mercantile	June 2011	$995,927	(474)
	3	90 day Euro-Dollar	Chicago Mercantile	September 2011	$746,242	(308)
	25	90 day Euro-Dollar	Chicago Mercantile	December 2011	$6,188,335	(23,853)

	Total					$(28,012)

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

	Currency Purchased	Currency Sold			Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

	USD	227,760	GBP	146,000	Citibank NA	4/14/11	$(6,427)
	EUR	94,000	USD	132,444	Citibank NA	4/27/11	716
	USD	128,639	EUR	94,000	Citibank NA	4/27/11	(4,521)

							$(10,232)

•	Credit default swaps on single-name issuers - buy protection outstanding as of March 31, 2011 were as follows:

	Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	6/20/11	$290	$(386)
	Radian Group, Inc.	5.00%	Citibank NA	3/20/13	$340	(9,667)
	Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	9/20/13	$285	(1,605)
	Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$340	(5,781)
	MGIC Investment Corp.	5.00%	Citibank NA	12/20/15	$210	(9,511)
	Spain (Kingdom of)	1.00%	Citibank NA	3/20/16	$112	(1,250)
	Spain (Kingdom of)	1.00%	JPMorgan Chase Bank NA	3/20/16	$562	(5,439)
	The PMI Group, Inc.	5.00%	Citibank NA	9/20/16	$340	14,080

	Total					$(19,559)

•	Credit default swaps on traded indexes – buy protection outstanding as of March 31, 2011 were as follows:

	Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	Dow Jones CDX
	Emerging Markets
	Series 14	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	$ 240	$(2,785)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Credit default swaps on traded indexes - sold protection outstanding as of March 31, 2011 were as follows:

	Index	Receive Fixed Rate	Counterparty	Expiration Date	Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

	Dow Jones CDX
	North America
	Investment Grade		Morgan Stanley Capital
	Index Series 16	1.00%	Services, Inc.	6/20/16	BBB+	$1,610	$(144)
	MCDX North
	America Series 14	0.00%	Goldman Sachs International	6/20/20	AA	$ 270	10,965

	Total						$10,821

[1]	Using Standard and Poor’s rating of the underlying securities.
[2]	The maximum potential amount the Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of March 31, 2011 were as follows:

	Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	0.63% (a)	3-month LIBOR	Credit Suisse International	11/26/12	$5,100	$10,252
	0.85% (a)	3-month LIBOR	Deutsche Bank AG	1/26/13	$500	18
	0.86% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	1/26/13	$1,500	(394)
	0.83% (a)	3-month LIBOR	Deutsche Bank AG	1/27/13	$200	55
	0.98% (a)	3-month LIBOR	Deutsche Bank AG	2/22/13	$2,100	(3,659)
	0.92% (a)	3-month LIBOR	Deutsche Bank AG	2/28/13	$2,000	(653)
	0.83% (a)	3-month LIBOR	Goldman Sachs International	3/15/13	$1,400	3,509
	0.80% (a)	3-month LIBOR	Deutsche Bank AG	3/21/13	$500	1,326
	0.83% (a)	3-month LIBOR	Deutsche Bank AG	3/23/13	$1,000	2,153
	0.85% (b)	3-month LIBOR	Citibank NA	3/24/13	$1,900	(3,295)
	1.32% (a)	3-month LIBOR	Citibank NA	12/17/13	$700	716
	1.41% (a)	3-month LIBOR	Deutsche Bank AG	12/20/13	$1,100	(1,394)
	1.26% (a)	3-month LIBOR	Deutsche Bank AG	12/24/13	$1,100	3,345
	1.59% (a)	3-month LIBOR	Deutsche Bank AG	3/08/14	$700	(2,181)
	2.48% (a)	3-month LIBOR	Deutsche Bank AG	2/22/16	$1,400	(6,966)
	2.38% (a)	3-month LIBOR	Citibank NA	3/11/16	$900	1,398
	2.33% (a)	3-month LIBOR	Deutsche Bank AG	3/29/16	$1,000	3,938
	2.57% (b)	3-month LIBOR	Deutsche Bank AG	10/27/20	$200	(15,515)
	3.66% (a)	3-month LIBOR	Deutsche Bank AG	12/20/20	$600	(7,309)
	3.39% (b)	3-month LIBOR	Deutsche Bank AG	12/24/20	$300	(3,165)
	3.50% (a)	3-month LIBOR	Deutsche Bank AG	1/25/21	$700	1,687
	3.67% (b)	3-month LIBOR	Credit Suisse International	2/22/21	$800	6,525
	3.56% (b)	3-month LIBOR	Deutsche Bank AG	2/28/21	$400	523
	3.57% (b)	3-month LIBOR	JPMorgan Chase Bank NA	2/28/21	$530	1,376
	3.60% (b)	3-month LIBOR	Royal Bank of Scotland Plc	3/09/21	$700	2,584
	3.50% (b)	3-month LIBOR	Deutsche Bank AG	3/15/21	$300	(1,526)
	3.38% (a)	3-month LIBOR	Deutsche Bank AG	3/21/21	$200	2,958
	3.38% (a)	3-month LIBOR	Credit Suisse International	3/22/21	$300	4,307
	3.40% (a)	3-month LIBOR	Citibank NA	3/23/21	$200	2,506
	3.58% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	3/30/21	$300	(538)
	3.55% (a)	3-month LIBOR	JPMorgan Chase Bank NA	3/31/21	$400	17
	4.47% (a)	3-month LIBOR	Barclays Bank Plc	2/15/41	$200	(6,632)

	Total					$(4,034)

(a)	Pays fixed interest rate and receives floating rate.
(b)	Pays floating interest rate and receives fixed rate.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Total return swaps outstanding as of March 31, 2011 were as follows:

	Interest Receivable Rate	Interest Payable Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

	6.50%	—	Credit Suisse International	1/12/38	$266	$2,112	(c)
	—	6.50%	Goldman Sachs International	1/12/38	$400	(7,301	)(c)
	—	6.50%	JPMorgan Chase Bank NA	1/12/38	$400	(5,680	)(c)
	6.50%	—	Morgan Stanley Capital Services, Inc.	1/12/38	$533	3,726	(c)

	Total					$(7,143)

(c)	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Reverse repurchase agreements outstanding as of March 31, 2011 were as follows:

	Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

	Merrill Lynch Pierce, Fenner & Smith, Inc.	0.00%	12/13/10	Open	$4,060,219	$4,060,219
	Merrill Lynch Pierce, Fenner & Smith, Inc	0.23%	12/13/10	Open	981,039	980,356
	Barclays Capital Inc.	0.18%	1/13/11	Open	3,192,520	3,191,275
	Credit Suisse Securities (USA) LLC	0.17%	2/08/11	Open	450,110	450,000
	BNP Paribas	0.25%	3/10/11	4/14/11	8,717,332	8,716,000
	Deutsche Bank AG	0.21%	3/14/11	4/15/11	2,156,750	2,156,536
	Deutsche Bank AG	0.20%	3/15/11	4/15/11	257,874	257,850
	Credit Suisse Securities (USA) LLC	0.01%	3/31/11	4/01/11	1,285,200	1,285,200
	Credit Suisse Securities (USA) LLC	0.13%	3/31/11	4/01/11	505,577	505,575
	Credit Suisse Securities (USA) LLC	0.14%	3/31/11	4/01/11	637,603	637,600
	Credit Suisse Securities (USA) LLC	0.16%	3/31/11	4/01/11	2,624,068	2,624,056
	Deutsche Bank AG	0.00%	3/31/11	4/01/11	5,700,000	5,700,000
	Merrill Lynch Pierce, Fenner & Smith, Inc	(0.12)%	3/31/11	4/01/11	2,609,991	2,610,000
	Merrill Lynch Pierce, Fenner & Smith, Inc	0.17%	3/31/11	4/01/11	2,666,675	2,666,663

	Total				$35,844,958	$35,841,330

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2011	15

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$5,479,235	$856,876	$6,336,111
Corporate Bonds	—	31,720,362	—	31,720,362
Foreign Agency Obligations	—	751,789	—	751,789
Non-Agency Mortgage-Backed Securities	—	16,430,886	—	16,430,886
Preferred Securities	—	920,733	—	920,733
Taxable Municipal Bonds	—	1,714,187	—	1,714,187
U.S. Government Sponsored
Agency Securities	—	105,433,705	—	105,433,705
U.S. Treasury Obligations	—	25,958,724	—	25,958,724
Short-Term securities:
Borrowed Bond Agreements	—	19,325	—	19,325
Liabilities:
Investments in Securities:	—
TBA Sale Commitments	—	(66,880,446)	—	(66,880,446)

Total	—	$121,548,500	$856,876	$122,405,376

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$14,080	$10,965	$25,045
Foreign currency exchange contracts	—	716	—	716
Interest rate contracts	$112,593	1,683,158	—	1,795,751
Liabilities:
Credit contracts	—	(36,568)	—	(36,568)
Foreign currency exchange contracts	—	(10,948)	—	(10,948)
Interest rate contracts	(120,047)	(1,885,345)	—	(2,005,392)

Total	$(7,454)	$(234,907)	$10,965	$(231,396)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities

	Assets	Assets	Assets	Total

Assets:

Balance, as of December 31, 2010	$359,612	$250,000	$402,040	$1,011,652
Accrued discounts/ premium	—	—	—	—
Realized gain (loss)	2	—	—	2
Change in unrealized appreciation/ depreciation[2]	557	—	—	557
Purchases	892,258	—	—	892,258
Sales	(35,941)	—	—	(35,941)
Transfers in3	—	—	—	—
Transfers out[3]	(359,612)	(250,000)	(402,040)	(1,011,652)

Balance, as of March 31, 2011	$856,876	$—	$—	$856,876

[2]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2011 was $557.

[3]	The Portfolio’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2011

Item 2 – Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Series Fund, Inc.

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: May 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: May 25, 2011